UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2017

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

VEG-SEM

MFS® GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Facebook, Inc., “A”	5.1%
Amazon.com, Inc.	4.8%
Alphabet, Inc., “A”	4.0%
Microsoft Corp.	4.0%
Visa, Inc., “A”	3.9%
Adobe Systems, Inc.	3.1%
MasterCard, Inc., “A”	2.8%
Alphabet, Inc., “C”	2.6%
American Tower Corp., REIT	2.4%
Thermo Fisher Scientific, Inc.	2.4%

Equity sectors
Technology	26.9%
Health Care	16.0%
Financial Services	11.0%
Leisure	10.4%
Special Products & Services	8.4%
Retailing	7.3%
Consumer Staples	6.0%
Industrial Goods & Services	4.3%
Autos & Housing	2.8%
Utilities & Communications	2.4%
Transportation	1.9%
Basic Materials	1.3%
Energy	0.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

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MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.76%	$1,000.00	$1,172.60	$4.09
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
Service Class	Actual	1.00%	$1,000.00	$1,171.15	$5.38
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 0.6%
Honeywell International, Inc.	72,940	$9,722,173

Alcoholic Beverages – 1.8%
Constellation Brands, Inc., “A”	120,577	$23,359,382
Pernod Ricard S.A.	32,444	4,344,805

		$27,704,187

Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	288,013	$16,992,767

Biotechnology – 3.3%
Biogen, Inc. (a)	32,289	$8,761,943
Biomarin Pharmaceutical, Inc. (a)	47,845	4,345,283
Celgene Corp. (a)	192,361	24,981,923
Regeneron Pharmaceuticals, Inc. (a)	24,982	12,269,659

		$50,358,808

Broadcasting – 1.4%
Netflix, Inc. (a)	146,392	$21,872,429

Brokerage & Asset Managers – 2.4%
Blackstone Group LP	63,847	$2,129,298
Charles Schwab Corp.	357,569	15,361,164
Intercontinental Exchange, Inc.	283,251	18,671,906

		$36,162,368

Business Services – 6.5%
Cognizant Technology Solutions Corp., “A”	228,591	$15,178,442
Equifax, Inc.	93,069	12,789,542
Fidelity National Information Services, Inc.	138,889	11,861,121
Fiserv, Inc. (a)	199,197	24,369,761
FleetCor Technologies, Inc. (a)	76,727	11,064,801
Global Payments, Inc.	105,032	9,486,490
PayPal Holdings, Inc. (a)	84,249	4,521,644
Verisk Analytics, Inc., “A” (a)	133,192	11,237,409

		$100,509,210

Cable TV – 1.7%
Altice USA, Inc. (a)	39,129	$1,263,867
Comcast Corp., “A”	652,593	25,398,919

		$26,662,786

Chemicals – 0.7%
Monsanto Co.	92,223	$10,915,514

Computer Software – 10.0%
Adobe Systems, Inc. (a)	334,561	$47,320,308
Intuit, Inc.	140,705	18,687,031
Microsoft Corp.	882,342	60,819,834
PTC, Inc. (a)	31,477	1,735,012
Salesforce.com, Inc. (a)	292,856	25,361,330

		$153,923,515

Computer Software – Systems – 1.9%
Apple, Inc.	200,689	$28,903,230

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 2.9%
Sherwin-Williams Co.	68,233	$23,947,054
Vulcan Materials Co.	156,950	19,882,426

		$43,829,480

Consumer Products – 1.5%
Colgate-Palmolive Co.	194,379	$14,409,315
Estee Lauder Cos., Inc., “A”	94,248	9,045,923

		$23,455,238

Consumer Services – 1.8%
Priceline Group, Inc. (a)	14,860	$27,795,927

Electrical Equipment – 2.0%
AMETEK, Inc.	178,308	$10,800,116
Amphenol Corp., “A”	152,796	11,279,401
Fortive Corp.	140,078	8,873,941

		$30,953,458

Electronics – 3.3%
Analog Devices, Inc.	57,565	$4,478,557
Broadcom Corp.	110,653	25,787,681
NVIDIA Corp.	143,030	20,676,417

		$50,942,655

Energy – Independent – 0.6%
Concho Resources, Inc. (a)	20,264	$2,462,684
Pioneer Natural Resources Co.	38,664	6,170,001

		$8,632,685

Entertainment – 0.3%
Six Flags Entertainment Corp.	67,411	$4,018,370

Food & Beverages – 1.5%
Danone S.A.	78,336	$5,888,115
Mondelez International, Inc.	154,931	6,691,470
Monster Worldwide, Inc. (a)	198,641	9,868,485

		$22,448,070

Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	131,197	$13,160,371

General Merchandise – 0.8%
Costco Wholesale Corp.	47,933	$7,665,925
Dollar Tree, Inc. (a)	67,957	4,751,553

		$12,417,478

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	84,828	$15,728,808

Insurance – 1.1%
Aon PLC	125,554	$16,692,404

Internet – 11.7%
Alphabet, Inc., “A” (a)	66,448	$61,775,377
Alphabet, Inc., “C” (a)	44,421	40,366,695
Facebook, Inc., “A” (a)	515,657	77,853,894

		$179,995,966

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 3.4%
Activision Blizzard, Inc.	455,525	$26,224,574
Electronic Arts, Inc. (a)	240,123	25,385,804

		$51,610,378

Machinery & Tools – 1.6%
Roper Technologies, Inc.	79,134	$18,321,895
Xylem, Inc.	122,471	6,788,568

		$25,110,463

Major Banks – 0.9%
Goldman Sachs Group, Inc.	27,929	$6,197,445
Morgan Stanley	160,994	7,173,893

		$13,371,338

Medical & Health Technology & Services – 0.2%
McKesson Corp.	18,302	$3,011,411

Medical Equipment – 8.6%
Abbott Laboratories	209,928	$10,204,600
C.R. Bard, Inc.	37,731	11,927,146
Cooper Cos., Inc.	8,095	1,938,105
Danaher Corp.	338,909	28,600,531
Edwards Lifesciences Corp. (a)	81,014	9,579,095
Medtronic PLC	264,900	23,509,875
Stryker Corp.	72,842	10,109,013
Thermo Fisher Scientific, Inc.	209,654	36,578,333

		$132,446,698

Other Banks & Diversified Financials – 6.7%
Mastercard, Inc., “A”	349,005	$42,386,657
Visa, Inc., “A”	641,382	60,148,804

		$102,535,461

Pharmaceuticals – 2.9%
Allergan PLC	38,161	$9,276,557
Bristol-Myers Squibb Co.	175,248	9,764,819
Eli Lilly & Co.	131,085	10,788,295
Zoetis, Inc.	236,157	14,731,474

		$44,561,145

Railroad & Shipping – 1.9%
Canadian Pacific Railway Ltd.	83,889	$13,490,190
Union Pacific Corp.	139,292	15,170,292

		$28,660,482

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 2.7%
Aramark	386,340	$15,832,213
Panera Bread Co., “A” (a)	25,860	8,136,591
Starbucks Corp.	312,156	18,201,816

		$42,170,620

Specialty Chemicals – 0.6%
Ecolab, Inc.	47,437	$6,297,262
Univar, Inc. (a)	79,317	2,316,056

		$8,613,318

Specialty Stores – 5.4%
Amazon.com, Inc. (a)	75,518	$73,101,424
Lululemon Athletica, Inc. (a)	31,293	1,867,253
Ross Stores, Inc.	135,277	7,809,541

		$82,778,218

Telecommunications – Wireless – 2.4%
American Tower Corp., REIT	278,771	$36,886,979

Tobacco – 1.2%
Philip Morris International, Inc.	159,290	$18,708,610

Total Common Stocks (Identified Cost, $842,210,172)		$1,524,263,018

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $10,894,049)	10,895,137	$10,895,137

Total Investments (Identified Cost, $853,104,221)		$1,535,158,155

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(207,724)

NET ASSETS – 100.0%		$1,534,950,431

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $842,210,172)	$1,524,263,018
Underlying affiliated funds, at value (identified cost, $10,894,049)	10,895,137
Total investments, at value (identified cost, $853,104,221)	$1,535,158,155
Receivables for
Fund shares sold	312,531
Dividends	751,232
Other assets	3,075
Total assets	$1,536,224,993
Liabilities
Payable to custodian	$20,342
Payables for fund shares reacquired	1,061,124
Payable to affiliates
Investment adviser	61,332
Shareholder servicing costs	1,825
Distribution and/or service fees	3,660
Payable for independent Trustees’ compensation	1,228
Accrued expenses and other liabilities	125,051
Total liabilities	$1,274,562
Net assets	$1,534,950,431
Net assets consist of
Paid-in capital	$740,839,487
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	682,053,882
Accumulated net realized gain (loss) on investments and foreign currency	109,526,035
Undistributed net investment income	2,531,027
Net assets	$1,534,950,431
Shares of beneficial interest outstanding	33,962,923

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,269,510,786	27,930,582	$45.45
Service Class	265,439,645	6,032,341	44.00

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$7,101,293
Dividends from underlying affiliated funds	50,014
Interest	6,283
Foreign taxes withheld	(32,463)
Total investment income	$7,125,127
Expenses
Management fee	$5,331,965
Distribution and/or service fees	317,223
Shareholder servicing costs	34,291
Administrative services fee	125,087
Independent Trustees’ compensation	12,927
Custodian fee	36,196
Shareholder communications	81,038
Audit and tax fees	28,658
Legal fees	7,759
Miscellaneous	24,867
Total expenses	$6,000,011
Reduction of expenses by investment adviser	(57,135)
Net expenses	$5,942,876
Net investment income	$1,182,251
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$50,876,524
Underlying affiliated funds	(1,021)
Foreign currency	2,974
Net realized gain (loss) on investments and foreign currency	$50,878,477
Change in unrealized appreciation (depreciation)
Investments	$184,372,456
Translation of assets and liabilities in foreign currencies	(361)
Net unrealized gain (loss) on investments and foreign currency translation	$184,372,095
Net realized and unrealized gain (loss) on investments and foreign currency	$235,250,572
Change in net assets from operations	$236,432,823

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$1,182,251		$1,120,745
Net realized gain (loss) on investments and foreign currency	50,878,477		59,891,110
Net unrealized gain (loss) on investments and foreign currency translation	184,372,095		(27,227,573)
Change in net assets from operations	$236,432,823		$33,784,282
Distributions declared to shareholders
From net investment income	$—		$(536,744)
From net realized gain on investments	—		(87,392,457)
Total distributions declared to shareholders	$—		$(87,929,201)
Change in net assets from fund share transactions	$(117,173,227)		$(28,061,730)
Total change in net assets	$119,259,596		$(82,206,649)
Net assets
At beginning of period	1,415,690,835		1,497,897,484
At end of period (including undistributed net investment income of $2,531,027 and $1,348,776, respectively)	$1,534,950,431		$1,415,690,835

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$38.76		$40.17		$39.75	$39.07	$28.83	$24.56
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05	(c)	$0.03	$0.07	$0.04	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	6.65		1.01		2.73	3.33	10.53	4.14
Total from investment operations	$6.69		$1.06		$2.76	$3.40	$10.57	$4.27
Less distributions declared to shareholders
From net investment income	$—		$(0.02)		$(0.07)	$(0.04)	$(0.08)	$—
From net realized gain on investments	—		(2.45)		(2.27)	(2.68)	(0.25)	—
Total distributions declared to shareholders	$—		$(2.47)		$(2.34)	$(2.72)	$(0.33)	$—
Net asset value, end of period (x)	$45.45		$38.76		$40.17	$39.75	$39.07	$28.83
Total return (%) (k)(r)(s)(x)	17.26	(n)	2.44	(c)	7.56	8.94	36.85	17.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.75	(c)	0.76	0.76	0.77	0.82
Expenses after expense reductions (f)	0.76	(a)	0.74	(c)	0.75	0.76	0.77	0.82
Net investment income	0.20	(a)	0.12	(c)	0.08	0.18	0.13	0.45
Portfolio turnover	9	(n)	24		31	36	43	52
Net assets at end of period (000 omitted)	$1,269,511		$1,179,822		$1,273,204	$1,263,935	$1,308,361	$1,007,422

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$37.57		$39.09		$38.77	$38.22	$28.25	$24.13
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.05	)(c)	$(0.07)	$(0.02)	$(0.04)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	6.44		0.98		2.66	3.25	10.30	4.05
Total from investment operations	$6.43		$0.93		$2.59	$3.23	$10.26	$4.12
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$(0.04)	$—
From net realized gain on investments	—		(2.45)		(2.27)	(2.68)	(0.25)	—
Total distributions declared to shareholders	$—		$(2.45)		$(2.27)	$(2.68)	$(0.29)	$—
Net asset value, end of period (x)	$44.00		$37.57		$39.09	$38.77	$38.22	$28.25
Total return (%) (k)(r)(s)(x)	17.11	(n)	2.18	(c)	7.30	8.68	36.49	17.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.00	(c)	1.01	1.01	1.02	1.07
Expenses after expense reductions (f)	1.00	(a)	0.99	(c)	1.00	1.01	1.02	1.07
Net investment income (loss)	(0.05	)(a)	(0.13	)(c)	(0.16)	(0.06)	(0.12)	0.26
Portfolio turnover	9	(n)	24		31	36	43	52
Net assets at end of period (000 omitted)	$265,440		$235,869		$224,694	$279,063	$242,216	$134,247

See Notes to Financial Statements

9

MFS Growth Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,524,263,018	$—	$—	$1,524,263,018
Mutual Funds	10,895,137	—	—	10,895,137
Total Investments	$1,535,158,155	$—	$—	$1,535,158,155

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,888,115 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$536,744
Long-term capital gains	87,392,457
Total distributions	$87,929,201

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$855,045,786
Gross appreciation	681,508,627
Gross depreciation	(1,396,258)
Net unrealized appreciation (depreciation)	$680,112,369

As of 12/31/16
Undistributed ordinary income	1,348,776
Undistributed long-term capital gain	60,589,124
Other temporary differences	309
Net unrealized appreciation (depreciation)	495,739,912

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$536,744	$—	$73,219,360
Service Class	—	—	—	14,173,097
Total	$—	$536,744	$—	$87,392,457

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $57,135, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $31,683, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $2,608.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $1,358 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $297,175 and $830,519, respectively. The sales transactions resulted in net realized gains (losses) of $(1,637).

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $129,789,320 and $244,513,245, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	691,248	$29,561,481	1,989,931	$78,197,756
Service Class	500,047	20,637,304	1,439,886	54,565,058
	1,191,295	$50,198,785	3,429,817	$132,762,814
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,821,123	$72,808,498
Service Class	—	—	365,380	14,173,097
	—	$—	2,186,503	$86,981,595
Shares reacquired
Initial Class	(3,200,215)	$(136,455,093)	(5,065,894)	$(199,678,497)
Service Class	(745,861)	(30,916,919)	(1,275,525)	(48,127,642)
	(3,946,076)	$(167,372,012)	(6,341,419)	$(247,806,139)
Net change
Initial Class	(2,508,967)	$(106,893,612)	(1,254,840)	$(48,672,243)
Service Class	(245,814)	(10,279,615)	529,741	20,610,513
	(2,754,781)	$(117,173,227)	(725,099)	$(28,061,730)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 10%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $5,062 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,048,467	121,221,025	(111,374,355)	10,895,137

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,021)	$—	$50,014	$10,895,137

16

MFS Growth Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	216,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

17

MFS Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® VALUE SERIES

MFS® Variable Insurance Trust

VLU-SEM

MFS® VALUE SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.6%
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.6%
Wells Fargo & Co.	3.3%
Accenture PLC, “A”	2.6%
Medtronic PLC	2.5%
U.S. Bancorp	2.2%
Johnson Controls International PLC	2.2%
3M Co.	2.2%
Pfizer, Inc.	2.1%

Equity sectors
Financial Services	29.6%
Health Care	15.5%
Consumer Staples	10.6%
Industrial Goods & Services	9.9%
Special Products & Services	5.4%
Basic Materials	5.4%
Leisure	5.2%
Energy	4.7%
Transportation	2.8%
Autos & Housing	2.6%
Retailing	2.5%
Utilities & Communications	2.4%
Technology	2.1%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.73%	$1,000.00	$1,091.01	$3.78
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
Service Class	Actual	0.98%	$1,000.00	$1,089.30	$5.08
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 5.3%
Honeywell International, Inc.	313,121	$41,735,898
Lockheed Martin Corp.	91,199	25,317,754
Northrop Grumman Corp.	116,239	29,839,714
United Technologies Corp.	227,215	27,745,224

		$124,638,590

Alcoholic Beverages – 1.0%
Diageo PLC	810,436	$23,945,199

Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	434,359	$10,059,754

Automotive – 1.2%
Delphi Automotive PLC	277,015	$24,280,365
Harley-Davidson, Inc.	78,196	4,224,148

		$28,504,513

Broadcasting – 2.0%
Interpublic Group of Companies, Inc.	475,532	$11,698,087
Omnicom Group, Inc.	369,164	30,603,696
Walt Disney Co.	50,657	5,382,306

		$47,684,089

Brokerage & Asset Managers – 2.8%
BlackRock, Inc.	53,545	$22,617,943
Franklin Resources, Inc.	213,794	9,575,833
NASDAQ, Inc.	342,003	24,449,795
T. Rowe Price Group, Inc.	113,546	8,426,249

		$65,069,820

Business Services – 5.4%
Accenture PLC, “A”	492,049	$60,856,620
Amdocs Ltd.	90,677	5,845,040
Cognizant Technology Solutions Corp., “A”	143,107	9,502,305
DXC Technology Co.	71,893	5,515,631
Equifax, Inc.	77,748	10,684,130
Fidelity National Information Services, Inc.	265,345	22,660,463
Fiserv, Inc. (a)	91,345	11,175,147

		$126,239,336

Cable TV – 1.3%
Comcast Corp., “A”	788,968	$30,706,635

Chemicals – 4.9%
3M Co.	243,291	$50,650,753
E.I. du Pont de Nemours & Co.	112,629	9,090,287
Monsanto Co.	77,371	9,157,632
PPG Industries, Inc.	413,117	45,426,345

		$114,325,017

Computer Software – 0.2%
Oracle Corp.	99,998	$5,013,900

Computer Software – Systems – 0.6%
International Business Machines Corp.	92,387	$14,211,892

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 1.4%
Sherwin-Williams Co.	52,961	$18,587,192
Stanley Black & Decker, Inc.	93,760	13,194,845

		$31,782,037

Consumer Products – 1.1%
Coty, Inc., “A”	497,459	$9,332,331
Newell Brands, Inc.	78,793	4,224,881
Procter & Gamble Co.	131,755	11,482,448

		$25,039,660

Containers – 0.5%
Crown Holdings, Inc. (a)	191,173	$11,405,381

Electrical Equipment – 2.2%
Johnson Controls International PLC	1,178,976	$51,120,399

Electronics – 1.3%
Texas Instruments, Inc.	390,810	$30,065,013

Energy – Independent – 1.5%
EOG Resources, Inc.	220,990	$20,004,015
Occidental Petroleum Corp.	259,920	15,561,410

		$35,565,425

Energy – Integrated – 1.7%
Chevron Corp.	181,281	$18,913,047
Exxon Mobil Corp.	262,160	21,164,177

		$40,077,224

Entertainment – 0.9%
Time Warner, Inc.	198,062	$19,887,405

Food & Beverages – 4.4%
Archer Daniels Midland Co.	195,919	$8,107,128
Danone S.A.	143,128	10,758,197
General Mills, Inc.	342,132	18,954,113
J.M. Smucker Co.	79,410	9,396,585
Nestle S.A.	467,550	40,689,381
PepsiCo, Inc.	118,836	13,724,370

		$101,629,774

Food & Drug Stores – 1.6%
CVS Health Corp.	458,977	$36,929,289

General Merchandise – 0.2%
Target Corp.	104,469	$5,462,684

Health Maintenance Organizations – 0.7%
Cigna Corp.	80,175	$13,420,493
UnitedHealth Group, Inc.	19,656	3,644,616

		$17,065,109

Insurance – 7.8%
Aon PLC	314,268	$41,781,931
Chubb Ltd.	325,508	47,322,353
MetLife, Inc.	608,485	33,430,166
Prudential Financial, Inc.	134,723	14,568,945

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
Travelers Cos., Inc.	357,484	$45,232,450

		$182,335,845

Machinery & Tools – 2.4%
Eaton Corp. PLC	276,152	$21,492,910
Illinois Tool Works, Inc.	140,806	20,170,460
Ingersoll-Rand Co. Ltd., “A”	154,193	14,091,698

		$55,755,068

Major Banks – 13.4%
Bank of New York Mellon Corp.	519,116	$26,485,298
Goldman Sachs Group, Inc.	221,058	49,052,770
JPMorgan Chase & Co.	1,175,666	107,455,872
PNC Financial Services Group, Inc.	258,742	32,309,114
State Street Corp.	237,294	21,292,391
Wells Fargo & Co.	1,371,188	75,977,527

		$312,572,972

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	180,090	$11,496,946
McKesson Corp.	101,598	16,716,935

		$28,213,881

Medical Equipment – 6.4%
Abbott Laboratories	764,901	$37,181,838
Danaher Corp.	297,051	25,068,134
Medtronic PLC	669,175	59,389,281
Thermo Fisher Scientific, Inc.	165,199	28,822,269

		$150,461,522

Oil Services – 1.5%
Schlumberger Ltd.	518,003	$34,105,318

Other Banks & Diversified Financials – 5.3%
American Express Co.	270,443	$22,782,118
Citigroup, Inc.	740,343	49,514,140
U.S. Bancorp	990,051	51,403,448

		$123,699,706

Pharmaceuticals – 7.1%
Johnson & Johnson	634,602	$83,951,499
Merck & Co., Inc.	344,056	22,050,549
Novartis AG	70,064	5,830,751
Pfizer, Inc.	1,475,608	49,565,673
Roche Holding AG	19,916	5,071,944

		$166,470,416

Printing & Publishing – 0.9%
Moody’s Corp.	136,651	$16,627,694
S&P Global, Inc.	36,687	5,355,935

		$21,983,629

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.3%
Canadian National Railway Co.	169,756	$13,758,724
Union Pacific Corp.	156,459	17,039,950

		$30,798,674

Real Estate – 0.4%
Public Storage, Inc., REIT	43,776	$9,128,609

Specialty Stores – 0.2%
Advance Auto Parts, Inc.	42,222	$4,922,663

Telephone Services – 0.9%
Verizon Communications, Inc.	444,071	$19,832,211

Tobacco – 4.2%
Altria Group, Inc.	156,348	$11,643,236
Philip Morris International, Inc.	728,059	85,510,529

		$97,153,765

Trucking – 1.5%
United Parcel Service, Inc., “B”	306,715	$33,919,612

Utilities – Electric Power – 1.6%
Duke Energy Corp.	354,081	$29,597,631
Xcel Energy, Inc.	159,212	7,304,646

		$36,902,277

Total Common Stocks (Identified Cost, $1,343,986,339)		$2,304,684,313

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $10,279,497)	10,280,524	$10,280,524

Total Investments (Identified Cost, $1,354,265,836)		$2,314,964,837

OTHER ASSETS, LESS LIABILITIES – 0.9%		21,077,940

NET ASSETS – 100.0%		$2,336,042,777

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,343,986,339)	$2,304,684,313
Underlying affiliated funds, at value (identified cost, $10,279,497)	10,280,524
Total investments, at value (identified cost, $1,354,265,836)	$2,314,964,837
Cash	63,907
Foreign currency, at value (identified cost, $47)	49
Receivables for
Investments sold	20,024,792
Fund shares sold	36,606
Dividends	4,301,545
Other assets	4,682
Total assets	$2,339,396,418
Liabilities
Payables for fund shares reacquired	$3,074,834
Payable to affiliates
Investment adviser	89,953
Shareholder servicing costs	1,532
Distribution and/or service fees	18,569
Payable for independent Trustees’ compensation	2,029
Accrued expenses and other liabilities	166,724
Total liabilities	$3,353,641
Net assets	$2,336,042,777
Net assets consist of
Paid-in capital	$1,163,802,668
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	960,682,597
Accumulated net realized gain (loss) on investments and foreign currency	153,098,960
Undistributed net investment income	58,458,552
Net assets	$2,336,042,777
Shares of beneficial interest outstanding	114,478,500

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$982,212,427	47,633,542	$20.62
Service Class	1,353,830,350	66,844,958	20.25

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$26,700,138
Dividends from underlying affiliated funds	69,329
Interest	12,278
Foreign taxes withheld	(272,654)
Total investment income	$26,509,091
Expenses
Management fee	$7,909,102
Distribution and/or service fees	1,645,130
Shareholder servicing costs	35,613
Administrative services fee	189,158
Independent Trustees’ compensation	21,466
Custodian fee	57,981
Shareholder communications	124,417
Audit and tax fees	27,753
Legal fees	11,806
Miscellaneous	25,052
Total expenses	$10,047,478
Reduction of expenses by investment adviser	(87,524)
Net expenses	$9,959,954
Net investment income	$16,549,137
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$71,121,623
Underlying affiliated funds	(2,127)
Foreign currency	1,307
Net realized gain (loss) on investments and foreign currency	$71,120,803
Change in unrealized appreciation (depreciation)
Investments	$111,145,836
Translation of assets and liabilities in foreign currencies	71,594
Net unrealized gain (loss) on investments and foreign currency translation	$111,217,430
Net realized and unrealized gain (loss) on investments and foreign currency	$182,338,233
Change in net assets from operations	$198,887,370

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$16,549,137		$41,358,275
Net realized gain (loss) on investments and foreign currency	71,120,803		91,628,213
Net unrealized gain (loss) on investments and foreign currency translation	111,217,430		157,373,104
Change in net assets from operations	$198,887,370		$290,359,592
Distributions declared to shareholders
From net investment income	$—		$(43,606,764)
From net realized gain on investments	—		(181,308,219)
Total distributions declared to shareholders	$—		$(224,914,983)
Change in net assets from fund share transactions	$(133,229,826)		$72,375,793
Total change in net assets	$65,657,544		$137,820,402
Net assets
At beginning of period	2,270,385,233		2,132,564,831
At end of period (including undistributed net investment income of $58,458,552 and $41,909,415, respectively)	$2,336,042,777		$2,270,385,233

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$18.90		$18.39		$20.34	$19.28	$14.40	$12.68
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.38	(c)	$0.40	$0.44	$0.30	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		2.16		(0.67)	1.55	4.83	1.77
Total from investment operations	$1.72		$2.54		$(0.27)	$1.99	$5.13	$2.05
Less distributions declared to shareholders
From net investment income	$—		$(0.42)		$(0.48)	$(0.31)	$(0.20)	$(0.23)
From net realized gain on investments	—		(1.61)		(1.20)	(0.62)	(0.05)	(0.10)
Total distributions declared to shareholders	$—		$(2.03)		$(1.68)	$(0.93)	$(0.25)	$(0.33)
Net asset value, end of period (x)	$20.62		$18.90		$18.39	$20.34	$19.28	$14.40
Total return (%) (k)(r)(s)(x)	9.10	(n)	14.09	(c)	(0.74)	10.51	35.89	16.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.73	(c)	0.73	0.73	0.73	0.78
Expenses after expense reductions (f)	0.73	(a)	0.72	(c)	0.73	0.72	0.73	0.78
Net investment income	1.59	(a)	2.02	(c)	2.00	2.23	1.74	2.02
Portfolio turnover	5	(n)	15		13	13	15	16
Net assets at end of period (000 omitted)	$982,212		$968,078		$964,811	$1,118,647	$1,090,381	$988,594

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$18.59		$18.12		$20.05	$19.03	$14.22	$12.54
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.33	(c)	$0.34	$0.38	$0.25	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	1.53		2.11		(0.65)	1.52	4.78	1.74
Total from investment operations	$1.66		$2.44		$(0.31)	$1.90	$5.03	$1.98
Less distributions declared to shareholders
From net investment income	$—		$(0.36)		$(0.42)	$(0.26)	$(0.17)	$(0.20)
From net realized gain on investments	—		(1.61)		(1.20)	(0.62)	(0.05)	(0.10)
Total distributions declared to shareholders	$—		$(1.97)		$(1.62)	$(0.88)	$(0.22)	$(0.30)
Net asset value, end of period (x)	$20.25		$18.59		$18.12	$20.05	$19.03	$14.22
Total return (%) (k)(r)(s)(x)	8.93	(n)	13.78	(c)	(0.93)	10.20	35.59	15.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	(c)	0.98	0.98	0.98	1.03
Expenses after expense reductions (f)	0.98	(a)	0.97	(c)	0.98	0.97	0.98	1.03
Net investment income	1.34	(a)	1.78	(c)	1.76	1.99	1.49	1.76
Portfolio turnover	5	(n)	15		13	13	15	16
Net assets at end of period (000 omitted)	$1,353,830		$1,302,307		$1,167,754	$1,481,882	$1,404,019	$1,022,722

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,304,684,313	$—	$—	$2,304,684,313
Mutual Funds	10,280,524	—	—	10,280,524
Total Investments	$2,314,964,837	$—	$—	$2,314,964,837

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $39,775,341 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/16
Ordinary income (including any short-term capital gains)	$45,729,481
Long-term capital gains	179,185,502
Total distributions	$224,914,983

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$1,364,335,403
Gross appreciation	962,376,974
Gross depreciation	(11,747,540)
Net unrealized appreciation (depreciation)	$950,629,434

As of 12/31/16
Undistributed ordinary income	43,631,255
Undistributed long-term capital gain	90,325,884
Other temporary differences	(87,998)
Net unrealized appreciation (depreciation)	839,483,598

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments

	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$20,323,713	$—	$78,502,858
Service Class	—	23,283,051	—	102,805,361
Total	$—	$43,606,764	$—	$181,308,219

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period January 1, 2017 through April 27, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets up to $1 billion and 0.65% of average daily net assets in excess of $1 billion. The investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement was terminated April 27, 2017. For the period January 1, 2017 through April 27, 2017, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. Effective April 28, 2017, the management fee is computed daily and paid monthly at an annual rate of 0.75% of average daily net assets up to $1 billion, 0.65% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.60% of average daily net assets in excess of $2.5 billion. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $87,524, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $33,415, which equated to 0.0029% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $2,198.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Other –This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $2,189 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $743,369 and $1,524,020, respectively. The sales transactions resulted in net realized gains (losses) of $244,325.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $104,678,468 and $234,554,250, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,267,291	$25,261,031	4,025,968	$74,915,419
Service Class	2,547,408	49,232,634	9,184,966	167,110,176
	3,814,699	$74,493,665	13,210,934	$242,025,595
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,382,711	$98,826,571
Service Class	—	—	6,977,776	126,088,412
	—	$—	12,360,487	$224,914,983
Shares reacquired
Initial Class	(4,848,675)	$(96,173,353)	(10,647,169)	$(199,696,185)
Service Class	(5,760,426)	(111,550,138)	(10,564,944)	(194,868,600)
	(10,609,101)	$(207,723,491)	(21,212,113)	$(394,564,785)
Net change
Initial Class	(3,581,384)	$(70,912,322)	(1,238,490)	$(25,954,195)
Service Class	(3,213,018)	(62,317,504)	5,597,798	98,329,988
	(6,794,402)	$(133,229,826)	4,359,308	$72,375,793

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 7%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $7,718 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,388,614	133,681,730	(132,789,820)	10,280,524

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,127)	$—	$69,329	$10,280,524

16

MFS Value Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	516,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

17

MFS Value Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

VMG-SEM

MFS® MID CAP GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	2.6%
Roper Technologies, Inc.	2.5%
NVIDIA Corp.	2.3%
Amphenol Corp., “A”	2.2%
C.R. Bard, Inc.	2.1%
PerkinElmer, Inc.	2.1%
SBA Communications Corp., REIT	1.9%
Electronic Arts, Inc.	1.9%
Henry Schein, Inc.	1.9%
AMETEK, Inc.	1.7%

Equity sectors
Technology	14.8%
Industrial Goods & Services	14.5%
Health Care	14.1%
Special Products & Services	12.8%
Leisure	12.4%
Financial Services	8.0%
Autos & Housing	6.1%
Consumer Staples	5.4%
Retailing	3.5%
Basic Materials	3.3%
Utilities & Communications	1.9%
Transportation	0.8%
Energy	0.8%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.
Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.81%	$1,000.00	$1,148.24	$4.31
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,146.83	$5.64
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.4%
Aerospace – 1.7%
Harris Corp.	31,722	$3,460,236
Leidos Holdings, Inc.	48,011	2,481,688
TransDigm Group, Inc.	3,194	858,771

		$6,800,695

Alcoholic Beverages – 1.7%
Constellation Brands, Inc., “A”	35,046	$6,789,462

Automotive – 0.7%
LKQ Corp. (a)	88,162	$2,904,938

Biotechnology – 2.6%
Alexion Pharmaceuticals, Inc. (a)	16,269	$1,979,449
Biomarin Pharmaceutical, Inc. (a)	41,872	3,802,815
Regeneron Pharmaceuticals, Inc. (a)	9,179	4,508,174

		$10,290,438

Broadcasting – 1.3%
Netflix, Inc. (a)	34,627	$5,173,620

Brokerage & Asset Managers – 3.1%
Blackstone Group LP	88,112	$2,938,535
Intercontinental Exchange, Inc.	56,770	3,742,278
NASDAQ, Inc.	79,187	5,661,079

		$12,341,892

Business Services – 8.3%
CoStar Group, Inc. (a)	4,644	$1,224,158
Equifax, Inc.	41,864	5,752,951
Fidelity National Information Services, Inc.	45,655	3,898,937
Fiserv, Inc. (a)	51,071	6,248,026
FleetCor Technologies, Inc. (a)	24,952	3,598,328
Global Payments, Inc.	67,283	6,077,001
Tyler Technologies, Inc. (a)	7,627	1,339,835
Verisk Analytics, Inc., “A” (a)	50,416	4,253,598

		$32,392,834

Cable TV – 1.5%
Altice USA, Inc. (a)	24,030	$776,169
Charter Communications, Inc., “A” (a)	15,368	5,176,711

		$5,952,880

Chemicals – 0.2%
Ingevity Corp. (a)	13,179	$756,475

Computer Software – 4.1%
Autodesk, Inc. (a)	60,265	$6,075,917
Cadence Design Systems, Inc. (a)	163,952	5,490,753
Cloudera, Inc. (a)(l)	8,412	134,760
PTC, Inc. (a)	55,701	3,070,239
Sabre Corp.	51,356	1,118,020

		$15,889,689

Computer Software – Systems – 4.4%
Guidewire Software, Inc. (a)	23,572	$1,619,632
NICE Systems Ltd., ADR	21,627	1,702,478

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
Presidio, Inc. (a)(l)	64,845	$927,932
ServiceNow, Inc. (a)	30,029	3,183,074
SS&C Technologies Holdings, Inc.	143,708	5,519,824
Vantiv, Inc., “A” (a)	68,003	4,307,310

		$17,260,250

Construction – 5.4%
Armstrong World Industries, Inc. (a)	33,246	$1,529,316
Lennox International, Inc.	24,647	4,526,175
Pool Corp.	38,101	4,479,535
Siteone Landscape Supply, Inc. (a)	80,376	4,184,374
Vulcan Materials Co.	50,015	6,335,900

		$21,055,300

Consumer Products – 1.9%
Newell Brands, Inc.	111,782	$5,993,751
Scotts Miracle-Gro Co.	17,983	1,608,759

		$7,602,510

Consumer Services – 4.6%
Bright Horizons Family Solutions, Inc. (a)	133,446	$10,303,366
Nord Anglia Education, Inc. (a)	111,832	3,642,368
Priceline Group, Inc. (a)	1,533	2,867,507
ServiceMaster Global Holdings, Inc. (a)	30,901	1,211,010

		$18,024,251

Containers – 1.5%
CCL Industries, Inc.	69,380	$3,510,195
Crown Holdings, Inc. (a)	39,036	2,328,888

		$5,839,083

Electrical Equipment – 5.6%
Acuity Brands, Inc.	3,514	$714,326
AMETEK, Inc.	112,431	6,809,946
Amphenol Corp., “A”	117,125	8,646,167
Mettler-Toledo International, Inc. (a)	9,814	5,775,932

		$21,946,371

Electronics – 5.1%
Inphi Corp. (a)	46,567	$1,597,248
M/A-COM Technology Solutions Holdings, Inc. (a)	24,167	1,347,794
Mellanox Technologies Ltd. (a)	19,087	826,467
Mercury Systems, Inc. (a)	2,203	92,724
Monolithic Power Systems, Inc.	37,136	3,579,910
NVIDIA Corp.	61,775	8,930,194
Silicon Laboratories, Inc. (a)	55,899	3,820,697

		$20,195,034

Energy – Independent – 0.8%
Energen Corp. (a)	32,850	$1,621,804
Parsley Energy, Inc., “A” (a)	52,597	1,459,567

		$3,081,371

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Entertainment – 0.9%
Six Flags Entertainment Corp.	61,802	$3,684,017

Food & Beverages – 1.8%
Blue Buffalo Pet Products, Inc. (a)	69,708	$1,590,039
Chr. Hansen Holding A.S.	39,526	2,874,740
Monster Worldwide, Inc. (a)	48,207	2,394,924

		$6,859,703

Gaming & Lodging – 2.2%
MGM Mirage	132,989	$4,161,226
Paddy Power Betfair PLC	16,393	1,746,517
Vail Resorts, Inc.	14,093	2,858,483

		$8,766,226

General Merchandise – 1.6%
Dollar Tree, Inc. (a)	44,451	$3,108,014
Five Below, Inc. (a)	62,827	3,101,769

		$6,209,783

Insurance – 1.6%
Aon PLC	47,275	$6,285,211

Internet – 1.2%
LogMeIn, Inc.	32,891	$3,437,109
Wix.com Ltd. (a)	16,538	1,151,045

		$4,588,154

Leisure & Toys – 2.9%
Electronic Arts, Inc. (a)	69,340	$7,330,625
Take-Two Interactive Software, Inc. (a)	56,661	4,157,784

		$11,488,409

Machinery & Tools – 6.5%
Colfax Corp. (a)	64,254	$2,529,680
Flowserve Corp.	62,624	2,907,632
Roper Technologies, Inc.	42,932	9,940,046
SPX FLOW, Inc. (a)	28,611	1,055,174
WABCO Holdings, Inc. (a)	44,706	5,700,462
Xylem, Inc.	57,123	3,166,328

		$25,299,322

Medical & Health Technology & Services – 2.7%
Healthcare Services Group, Inc.	66,379	$3,108,529
Henry Schein, Inc. (a)	39,875	7,297,922

		$10,406,451

Medical Equipment – 8.8%
C.R. Bard, Inc.	26,193	$8,279,869
Cooper Cos., Inc.	18,026	4,315,785
DexCom, Inc. (a)	25,433	1,860,424
Edwards Lifesciences Corp. (a)	25,197	2,979,293
Integra LifeSciences Holdings Corp. (a)	22,082	1,203,690
PerkinElmer, Inc.	119,606	8,149,953
QIAGEN N.V.	26,244	879,961
Steris PLC	44,232	3,604,908
VWR Corp. (a)	103,955	3,431,555

		$34,705,438

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 2.5%
First Republic Bank	41,238	$4,127,924
Mastercard, Inc., “A”	42,367	5,145,472
Zions Bancorporation	15,611	685,479

		$9,958,875

Pollution Control – 0.7%
Clean Harbors, Inc. (a)	47,816	$2,669,567

Railroad & Shipping – 0.8%
Kansas City Southern Co.	30,510	$3,192,872

Real Estate – 0.8%
Extra Space Storage, Inc., REIT	38,111	$2,972,658

Restaurants – 3.5%
Aramark	107,287	$4,396,621
Domino’s Pizza Group PLC	294,446	1,127,110
Domino’s Pizza, Inc.	12,259	2,593,146
Dunkin Brands Group, Inc.	44,481	2,451,793
Panera Bread Co., “A” (a)	10,139	3,190,135

		$13,758,805

Specialty Chemicals – 1.6%
Axalta Coating Systems Ltd. (a)	100,729	$3,227,357
Univar, Inc. (a)	100,128	2,923,738

		$6,151,095

Specialty Stores – 1.9%
Lululemon Athletica, Inc. (a)	23,542	$1,404,751
O’Reilly Automotive, Inc. (a)	9,299	2,034,063
Ross Stores, Inc.	48,193	2,782,182
Tractor Supply Co.	22,772	1,234,470

		$7,455,466

Telecommunications – Wireless – 1.9%
SBA Communications Corp., REIT (a)	55,605	$7,501,115

Total Common Stocks (Identified Cost, $249,016,265)		$386,250,260

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $6,663,943)	6,664,598	$6,664,598

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $203,512)	203,512	$203,512

Total Investments (Identified Cost, $255,883,720)		$393,118,370

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(654,670)

NET ASSETS – 100.0%		$392,463,700

5

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $249,219,777)	$386,453,772
Underlying affiliated funds, at value (identified cost, $6,663,943)	6,664,598
Total investments, at value, including $198,416 of securities on loan (identified cost, $255,883,720)	$393,118,370
Foreign currency, at value (identified cost, $5,343)	5,359
Receivables for
Fund shares sold	56,678
Interest and dividends	105,570
Other assets	967
Total assets	$393,286,944
Liabilities
Payables for fund shares reacquired	$538,720
Collateral for securities loaned, at value	203,512
Payable to affiliates
Investment adviser	16,429
Shareholder servicing costs	727
Distribution and/or service fees	1,314
Payable for independent Trustees’ compensation	456
Accrued expenses and other liabilities	62,086
Total liabilities	$823,244
Net assets	$392,463,700
Net assets consist of
Paid-in capital	$210,322,488
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	137,236,363
Accumulated net realized gain (loss) on investments and foreign currency	44,914,807
Accumulated net investment loss	(9,958)
Net assets	$392,463,700
Shares of beneficial interest outstanding	43,520,376

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$297,130,578	32,519,719	$9.14
Service Class	95,333,122	11,000,657	8.67

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment loss
Income
Dividends	$1,252,747
Dividends from underlying affiliated funds	16,655
Interest	867
Foreign taxes withheld	(3,883)
Total investment income	$1,266,386
Expenses
Management fee	$1,453,997
Distribution and/or service fees	114,472
Shareholder servicing costs	10,780
Administrative services fee	36,030
Independent Trustees’ compensation	4,813
Custodian fee	10,989
Shareholder communications	20,771
Audit and tax fees	27,727
Legal fees	2,181
Miscellaneous	11,554
Total expenses	$1,693,314
Reduction of expenses by investment adviser	(14,880)
Net expenses	$1,678,434
Net investment loss	$(412,048)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$22,368,560
Underlying affiliated funds	(486)
Foreign currency	1,978
Net realized gain (loss) on investments and foreign currency	$22,370,052
Change in unrealized appreciation (depreciation)
Investments	$31,651,748
Translation of assets and liabilities in foreign currencies	2,253
Net unrealized gain (loss) on investments and foreign currency translation	$31,654,001
Net realized and unrealized gain (loss) on investments and foreign currency	$54,024,053
Change in net assets from operations	$53,612,005

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income (loss)	$(412,048)	$401,570
Net realized gain (loss) on investments and foreign currency	22,370,052	24,066,750
Net unrealized gain (loss) on investments and foreign currency translation	31,654,001	(6,122,501)
Change in net assets from operations	$53,612,005	$18,345,819
Distributions declared to shareholders
From net realized gain on investments	$—	$(30,751,813)
Change in net assets from fund share transactions	$(42,902,810)	$(17,601,424)
Total change in net assets	$10,709,195	$(30,007,418)
Net assets
At beginning of period	381,754,505	411,761,923
At end of period (including accumulated net investment loss of $9,958 and undistributed net investment income of $402,090, respectively)	$392,463,700	$381,754,505

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$7.96		$8.21		$8.76	$9.00	$6.56	$5.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01	(c)	$(0.03)	$(0.03)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.19		0.41		0.39	0.80	2.49	0.94
Total from investment operations	$1.18		$0.42		$0.36	$0.77	$2.47	$0.93
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.67)		$(0.91)	$(1.01)	$(0.03)	$—
Net asset value, end of period (x)	$9.14		$7.96		$8.21	$8.76	$9.00	$6.56
Total return (%) (k)(r)(s)(x)	14.82	(n)	4.91	(c)	4.61	8.86	37.72	16.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.75	(c)	0.81	0.81	0.81	0.89
Expenses after expense reductions (f)	0.81	(a)	0.74	(c)	0.80	0.80	0.81	0.89
Net investment income (loss)	(0.15	)(a)	0.15	(c)	(0.33)	(0.34)	(0.26)	(0.10)
Portfolio turnover	13	(n)	37		37	49	62	65
Net assets at end of period (000 omitted)	$297,131		$294,226		$324,754	$363,788	$393,212	$359,488

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$7.56		$7.85		$8.43	$8.72	$6.38	$5.48
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.01	)(c)	$(0.05)	$(0.05)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.13		0.39		0.38	0.77	2.41	0.92
Total from investment operations	$1.11		$0.38		$0.33	$0.72	$2.37	$0.90
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.67)		$(0.91)	$(1.01)	$(0.03)	$—
Net asset value, end of period (x)	$8.67		$7.56		$7.85	$8.43	$8.72	$6.38
Total return (%) (k)(r)(s)(x)	14.68	(n)	4.62	(c)	4.43	8.56	37.22	16.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	0.99	(c)	1.06	1.06	1.06	1.14
Expenses after expense reductions (f)	1.06	(a)	0.99	(c)	1.05	1.05	1.06	1.14
Net investment loss	(0.40	)(a)	(0.08	)(c)	(0.57)	(0.59)	(0.51)	(0.35)
Portfolio turnover	13	(n)	37		37	49	62	65
Net assets at end of period (000 omitted)	$95,333		$87,529		$87,008	$88,899	$90,854	$76,779

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$386,250,260	$—	$—	$386,250,260
Mutual Funds	6,868,110	—	—	6,868,110
Total Investments	$393,118,370	$—	$—	$393,118,370

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,127,110 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $198,416. The fair value of the fund’s investment securities on loan and a related liability of $203,512 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Long-term capital gains	$30,751,813

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$256,384,595
Gross appreciation	139,020,867
Gross depreciation	(2,287,092)
Net unrealized appreciation (depreciation)	$136,733,775

As of 12/31/16
Undistributed ordinary income	402,090
Undistributed long-term capital gain	23,045,630
Other temporary differences	(540)
Net unrealized appreciation (depreciation)	105,082,027

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six Months Ended 6/30/17	Year Ended 12/31/16
Initial Class	$—	$23,710,487
Service Class	—	7,041,326
Total	$—	$30,751,813

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $14,880, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $9,625, which equated to 0.0050% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $1,155.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0186% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $365 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

15

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $937,959 and $530,240, respectively. The sales transactions resulted in net realized gains (losses) of $(6,664).

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $50,674,943 and $98,417,793, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	224,272	$1,916,839	1,145,319	$9,157,568
Service Class	913,265	7,450,486	2,367,351	18,135,281
	1,137,537	$9,367,325	3,512,670	$27,292,849
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,909,262	$23,710,487
Service Class	—	—	908,558	7,041,326
	—	$—	3,817,820	$30,751,813
Shares reacquired
Initial Class	(4,647,033)	$(40,111,578)	(6,654,934)	$(54,279,464)
Service Class	(1,485,170)	(12,158,557)	(2,788,211)	(21,366,622)
	(6,132,203)	$(52,270,135)	(9,443,145)	$(75,646,086)
Net change
Initial Class	(4,422,761)	$(38,194,739)	(2,600,353)	$(21,411,409)
Service Class	(571,905)	(4,708,071)	487,698	3,809,985
	(4,994,666)	$(42,902,810)	(2,112,655)	$(17,601,424)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 31%, 10%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $1,338 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,584,523	49,865,216	(45,785,141)	6,664,598

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(486)	$—	$16,655	$6,664,598

17

MFS Mid Cap Growth Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	516,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

18

MFS Mid Cap Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

SEMIANNUAL REPORT

June 30, 2017

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

VGE-SEM

MFS® GLOBAL EQUITY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

     MFS Global Equity Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Thermo Fisher Scientific, Inc.	2.9%
Bayer AG	2.9%
Nestle S.A.	2.7%
Medtronic PLC	2.5%
Honeywell International, Inc.	2.4%
Accenture PLC, “A”	2.2%
Reckitt Benckiser Group PLC	2.2%
Zimmer Biomet Holdings, Inc	2.1%
Visa, Inc., “A”	2.1%
Stryker Corp.	2.0%

Equity sectors
Health Care	19.4%
Consumer Staples	18.1%
Financial Services	12.9%
Leisure	10.6%
Industrial Goods & Services	7.9%
Basic Materials	6.8%
Technology	6.0%
Transportation	5.2%
Retailing	4.8%
Special Products & Services	4.6%
Autos & Housing	1.1%
Energy	1.1%

Issuer country weightings (x)
United States	55.2%
United Kingdom	8.7%
Switzerland	8.7%
France	8.3%
Germany	6.6%
Netherlands	2.3%
Sweden	1.9%
Canada	1.8%
Japan	1.3%
Other Countries	5.2%

Currency exposure weightings (y)
United States Dollar	57.9%
Euro	18.4%
British Pound Sterling	8.7%
Swiss Franc	8.7%
Swedish Krona	1.9%
Japanese Yen	1.3%
South Korean Won	0.9%
Danish Krone	0.8%
Brazilian Real	0.5%
Other Currencies	0.9%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.97%	$1,000.00	$1,157.07	$5.19
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
Service Class	Actual	1.22%	$1,000.00	$1,155.76	$6.52
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Aerospace – 4.2%
Honeywell International, Inc.	10,896	$1,452,328
MTU Aero Engines Holding AG	2,896	408,496
United Technologies Corp.	5,354	653,777

		$2,514,601

Airlines – 0.8%
Aena S.A.	2,356	$459,741

Alcoholic Beverages – 6.1%
AmBev S.A.	54,668	$302,143
Carlsberg A.S., “B”	4,514	482,230
Diageo PLC	39,181	1,157,645
Heineken N.V.	6,058	589,027
Pernod Ricard S.A.	8,437	1,129,858

		$3,660,903

Apparel Manufacturers – 3.4%
Burberry Group PLC	16,451	$355,896
Compagnie Financiere Richemont S.A.	7,128	587,248
LVMH Moet Hennessy Louis Vuitton SE	4,502	1,122,489

		$2,065,633

Automotive – 1.1%
Delphi Automotive PLC	4,447	$389,779
Harley-Davidson, Inc.	5,544	299,487

		$689,266

Broadcasting – 4.4%
Omnicom Group, Inc.	4,631	$383,910
Walt Disney Co.	11,351	1,206,044
WPP PLC	51,158	1,075,420

		$2,665,374

Brokerage & Asset Managers – 1.5%
Deutsche Boerse AG	3,258	$343,906
Franklin Resources, Inc.	12,403	555,531

		$899,437

Business Services – 4.6%
Accenture PLC, “A”	10,833	$1,339,826
Adecco S.A.	5,882	447,177
Brenntag AG	4,217	244,097
Cognizant Technology Solutions Corp., “A”	6,195	411,348
PayPal Holdings, Inc. (a)	6,597	354,061

		$2,796,509

Cable TV – 1.8%
British Sky Broadcasting Group PLC	26,772	$346,600
Charter Communications, Inc., “A” (a)	1,183	398,493
Comcast Corp., “A”	8,161	317,626

		$1,062,719

Chemicals – 2.8%
3M Co.	4,959	$1,032,414
Monsanto Co.	5,577	660,094

		$1,692,508

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	5,192	$566,343
Oracle Corp.	20,003	1,002,951

		$1,569,294

Consumer Products – 6.5%
Colgate-Palmolive Co.	9,619	$713,056
Coty, Inc., “A”	46,155	865,868
Essity AB (a)	37,204	1,017,902
Reckitt Benckiser Group PLC	13,005	1,318,482

		$3,915,308

Electrical Equipment – 3.0%
Amphenol Corp., “A”	5,036	$371,758
Legrand S.A.	7,329	512,712
Schneider Electric S.A.	8,978	689,801
W.W. Grainger, Inc.	1,186	214,109

		$1,788,380

Electronics – 2.0%
Hoya Corp.	7,300	$378,581
Microchip Technology, Inc.	3,212	247,902
Samsung Electronics Co. Ltd.	265	550,544

		$1,177,027

Entertainment – 1.9%
Time Warner, Inc.	11,656	$1,170,379

Food & Beverages – 5.5%
Danone S.A.	14,375	$1,080,495
Kellogg Co.	9,185	637,990
Nestle S.A.	18,440	1,604,774

		$3,323,259

Forest & Paper Products – 0.2%
Svenska Cellulosa Aktiebolaget	14,849	$112,363

Gaming & Lodging – 0.8%
Marriott International, Inc., “A”	2,280	$228,707
Sands China Ltd.	24,400	111,727
Wynn Resorts Ltd.	1,028	137,875

		$478,309

Insurance – 0.3%
Swiss Re Ltd.	2,117	$193,508

Internet – 0.8%
eBay, Inc. (a)	14,422	$503,616

Machinery & Tools – 0.7%
Kubota Corp.	25,500	$427,928

Major Banks – 6.4%
Bank of New York Mellon Corp.	19,646	$1,002,339
Erste Group Bank AG	6,427	246,094
Goldman Sachs Group, Inc.	2,669	592,251
State Street Corp.	13,262	1,189,999
UBS AG	49,663	841,096

		$3,871,779

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 13.6%
Abbott Laboratories	14,609	$710,144
Cooper Cos., Inc.	2,684	642,603
Dentsply Sirona, Inc.	3,729	241,788
Medtronic PLC	17,058	1,513,898
Sonova Holding AG	1,694	275,061
Stryker Corp.	8,716	1,209,606
Thermo Fisher Scientific, Inc.	10,127	1,766,858
Waters Corp. (a)	3,099	569,720
Zimmer Biomet Holdings, Inc.	10,052	1,290,677

		$8,220,355

Network & Telecom – 0.6%
Cisco Systems, Inc.	12,166	$380,796

Oil Services – 1.1%
National Oilwell Varco, Inc.	4,812	$158,507
NOW, Inc. (a)	2,859	45,973
Schlumberger Ltd.	6,951	457,654

		$662,134

Other Banks & Diversified Financials – 4.7%
American Express Co.	9,796	$825,215
Grupo Financiero Banorte S.A. de C.V.	33,076	210,298
Julius Baer Group Ltd.	6,051	318,357
Kasikornbank Co. Ltd.	22,700	133,313
Komercni Banka A.S.	1,535	61,483
Visa, Inc., “A”	13,508	1,266,780

		$2,815,446

Pharmaceuticals – 5.8%
Bayer AG	13,310	$1,720,868
Johnson & Johnson	1,921	254,129
Merck KGaA	4,321	521,900
Roche Holding AG	3,888	990,145

		$3,487,042

Railroad & Shipping – 2.9%
Canadian National Railway Co.	13,135	$1,064,592
Kansas City Southern Co.	6,242	653,225

		$1,717,817

Restaurants – 1.7%
Compass Group PLC	31,363	$661,759
Whitbread PLC	6,815	352,119

		$1,013,878

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 3.8%
Akzo Nobel N.V.	9,310	$809,096
L’Air Liquide S.A.	2,601	321,433
Linde AG	4,076	771,866
Praxair, Inc.	3,154	418,063

		$2,320,458

Specialty Stores – 1.4%
AutoZone, Inc. (a)	512	$292,076
Hermes International	252	124,526
Sally Beauty Holdings, Inc. (a)	12,087	244,762
Urban Outfitters, Inc. (a)	9,023	167,286

		$828,650

Trucking – 1.5%
United Parcel Service, Inc., “B”	8,442	$933,601

Total Common Stocks (Identified Cost, $34,770,051)		$59,418,018

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $869,695)	869,782	$869,782

Total Investments (Identified Cost, $35,639,746)		$60,287,800

OTHER ASSETS, LESS LIABILITIES – 0.0%		13,313

NET ASSETS – 100.0%		$60,301,113

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $34,770,051)	$59,418,018
Underlying affiliated funds, at value (identified cost, $869,695)	869,782
Total investments, at value (identified cost, $35,639,746)	$60,287,800
Foreign currency, at value (identified cost, $13,264)	13,231
Receivables for
Investments sold	51,766
Fund shares sold	78,103
Interest and dividends	172,953
Receivable from investment adviser	6,620
Other assets	251
Total assets	$60,610,724
Liabilities
Payable to custodian	$1,024
Payables for
Investments purchased	189,335
Fund shares reacquired	70,696
Payable to affiliates
Shareholder servicing costs	152
Distribution and/or service fees	123
Payable for independent Trustees’ compensation	116
Deferred country tax expense payable	3,223
Accrued expenses and other liabilities	44,942
Total liabilities	$309,611
Net assets	$60,301,113
Net assets consist of
Paid-in capital	$31,783,195
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $3,223 deferred country tax)	24,645,579
Accumulated net realized gain (loss) on investments and foreign currency	2,991,644
Undistributed net investment income	880,695
Net assets	$60,301,113
Shares of beneficial interest outstanding	2,806,015

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$51,326,299	2,386,015	$21.51
Service Class	8,974,814	420,000	21.37

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$719,389
Dividends from underlying affiliated funds	1,897
Interest	1,405
Foreign taxes withheld	(46,909)
Total investment income	$675,782
Expenses
Management fee	$249,654
Distribution and/or service fees	9,800
Shareholder servicing costs	5,963
Administrative services fee	9,153
Independent Trustees’ compensation	1,380
Custodian fee	10,512
Shareholder communications	8,237
Audit and tax fees	28,732
Legal fees	381
Miscellaneous	7,982
Total expenses	$331,794
Reduction of expenses by investment adviser	(52,710)
Net expenses	$279,084
Net investment income	$396,698
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $49 country tax)	$1,164,304
Underlying affiliated funds	(19)
Foreign currency	426
Net realized gain (loss) on investments and foreign currency	$1,164,711
Change in unrealized appreciation (depreciation)
Investments (net of $2,289 increase in deferred country tax)	$6,489,122
Translation of assets and liabilities in foreign currencies	5,871
Net unrealized gain (loss) on investments and foreign currency translation	$6,494,993
Net realized and unrealized gain (loss) on investments and foreign currency	$7,659,704
Change in net assets from operations	$8,056,402

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$396,698		$478,326
Net realized gain (loss) on investments and foreign currency	1,164,711		2,227,024
Net unrealized gain (loss) on investments and foreign currency translation	6,494,993		1,006,183
Change in net assets from operations	$8,056,402		$3,711,533
Distributions declared to shareholders
From net investment income	$—		$(501,605)
From net realized gain on investments	—		(2,801,224)
Total distributions declared to shareholders	$—		$(3,302,829)
Change in net assets from fund share transactions	$455,338		$(1,457,933)
Total change in net assets	$8,511,740		$(1,049,229)
Net assets
At beginning of period	51,789,373		52,838,602
At end of period (including undistributed net investment income of $880,695 and $483,997, respectively)	$60,301,113		$51,789,373

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$18.59		$18.39	$19.59	$19.18	$15.14	$12.71
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.17	$0.18	$0.20	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.77		1.20	(0.49)	0.54	4.05	2.76
Total from investment operations	$2.92		$1.37	$(0.31)	$0.74	$4.19	$2.92
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.21)	$(0.14)	$(0.15)	$(0.16)
From net realized gain on investments	—		(0.99)	(0.68)	(0.19)	—	(0.33)
Total distributions declared to shareholders	$—		$(1.17)	$(0.89)	$(0.33)	$(0.15)	$(0.49)
Net asset value, end of period (x)	$21.51		$18.59	$18.39	$19.59	$19.18	$15.14
Total return (%) (k)(r)(s)(x)	15.71	(n)	7.35	(1.41)	3.87	27.81	23.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.19	1.26	1.28	1.31	1.30
Expenses after expense reductions (f)	0.97	(a)	0.99	1.00	1.09	1.15	1.15
Net investment income	1.46	(a)	0.93	0.91	1.06	0.82	1.15
Portfolio turnover	5	(n)	13	12	15	25	21
Net assets at end of period (000 omitted)	$51,326		$44,756	$45,946	$51,635	$54,075	$41,297

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$18.49		$18.30	$19.50	$19.10	$15.09	$12.68
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.13	$0.13	$0.15	$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.76		1.18	(0.48)	0.54	4.05	2.75
Total from investment operations	$2.88		$1.31	$(0.35)	$0.69	$4.14	$2.87
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.17)	$(0.10)	$(0.13)	$(0.13)
From net realized gain on investments	—		(0.99)	(0.68)	(0.19)	—	(0.33)
Total distributions declared to shareholders	$—		$(1.12)	$(0.85)	$(0.29)	$(0.13)	$(0.46)
Net asset value, end of period (x)	$21.37		$18.49	$18.30	$19.50	$19.10	$15.09
Total return (%) (k)(r)(s)(x)	15.58	(n)	7.06	(1.67)	3.63	27.52	22.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.44	1.51	1.53	1.56	1.54
Expenses after expense reductions (f)	1.22	(a)	1.24	1.25	1.34	1.40	1.40
Net investment income	1.23	(a)	0.70	0.67	0.80	0.54	0.87
Portfolio turnover	5	(n)	13	12	15	25	21
Net assets at end of period (000 omitted)	$8,975		$7,033	$6,893	$6,533	$7,018	$4,127

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$59,418,018	$—	$—	$59,418,018
Mutual Funds	869,782	—	—	869,782
Total Investments	$60,287,800	$—	$—	$60,287,800

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $13,874,439 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/16
Ordinary income (including any short-term capital gains)	$501,605
Long-term capital gains	2,801,224
Total distributions	$3,302,829

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$36,077,758
Gross appreciation	24,738,908
Gross depreciation	(528,866)
Net unrealized appreciation (depreciation)	$24,210,042

As of 12/31/16
Undistributed ordinary income	578,848
Undistributed long-term capital gain	2,170,094
Other temporary differences	(6,057)
Net unrealized appreciation (depreciation)	17,718,631

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$451,831	$—	$2,435,962
Service Class	—	49,774	—	365,262
Total	$—	$501,605	$—	$2,801,224

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $2,128, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.97% of average daily net assets for the Initial Class shares and 1.22% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $50,582, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $5,816, which equated to 0.0210% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $147.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0330% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $49 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $53,210.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $3,659,827 and $2,866,203, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	213,575	$4,343,204	329,895	$6,200,474
Service Class	97,860	1,980,308	97,780	1,790,424
	311,435	$6,323,512	427,675	$7,990,898
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	152,632	$2,887,793
Service Class	—	—	22,041	415,036
	—	$—	174,673	$3,302,829
Shares reacquired
Initial Class	(234,559)	$(4,705,016)	(573,782)	$(10,611,983)
Service Class	(58,146)	(1,163,158)	(116,232)	(2,139,677)
	(292,705)	$(5,868,174)	(690,014)	$(12,751,660)
Net change
Initial Class	(20,984)	$(361,812)	(91,255)	$(1,523,716)
Service Class	39,714	817,150	3,589	65,783
	18,730	$455,338	(87,666)	$(1,457,933)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $192 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	347,393	5,757,232	(5,234,843)	869,782

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(19)	$—	$1,897	$869,782

16

MFS Global Equity Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	516,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

17

MFS Global Equity Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

VGI-SEM

MFS® INVESTORS TRUST SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.7%
Bank of America Corp.	3.2%
Visa, Inc., “A”	3.0%
Alphabet, Inc., “A”	2.8%
Thermo Fisher Scientific, Inc.	2.8%
American Tower Corp., REIT	2.6%
Broadcom Corp.	2.6%
Cognizant Technology Solutions Corp., “A”	2.3%
Comcast Corp., “A”	2.2%
Alphabet, Inc., “C”	2.2%

Equity sectors
Financial Services	20.4%
Health Care	15.9%
Technology	12.4%
Consumer Staples	10.5%
Leisure	7.7%
Special Products & Services	7.6%
Basic Materials	4.4%
Retailing	4.3%
Utilities & Communications	4.2%
Industrial Goods & Services	3.9%
Energy	3.4%
Transportation	2.1%
Autos & Housing	1.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.79%	$1,000.00	$1,119.28	$4.15
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,117.88	$5.46
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.1%
Aerospace – 2.6%
Honeywell International, Inc.	76,850	$10,243,336
United Technologies Corp.	33,217	4,056,128

		$14,299,464

Alcoholic Beverages – 2.2%
Diageo PLC	158,666	$4,687,957
Pernod Ricard S.A.	57,197	7,659,653

		$12,347,610

Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	29,828	$7,437,053
NIKE, Inc., “B”	86,006	5,074,354

		$12,511,407

Biotechnology – 1.1%
Biogen, Inc. (a)	21,334	$5,789,194

Broadcasting – 1.3%
Interpublic Group of Companies, Inc.	139,847	$3,440,236
Walt Disney Co.	34,668	3,683,475

		$7,123,711

Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	8,884	$3,752,691
Blackstone Group LP	148,137	4,940,369
NASDAQ, Inc.	89,921	6,428,452

		$15,121,512

Business Services – 7.5%
Accenture PLC, “A”	89,850	$11,112,648
Amdocs Ltd.	21,356	1,376,608
Cognizant Technology Solutions Corp., “A”	188,122	12,491,301
DXC Technology Co.	79,246	6,079,753
Fidelity National Information Services, Inc.	123,158	10,517,693

		$41,578,003

Cable TV – 2.3%
Comcast Corp., “A”	318,393	$12,391,856

Chemicals – 2.7%
Monsanto Co.	82,999	$9,823,761
PPG Industries, Inc.	46,228	5,083,231

		$14,906,992

Computer Software – 0.8%
Adobe Systems, Inc. (a)	31,595	$4,468,797

Computer Software – Systems – 1.7%
Apple, Inc.	40,500	$5,832,810
Hewlett Packard Enterprise	197,494	3,276,425

		$9,109,235

Construction – 1.3%
Sherwin-Williams Co.	20,334	$7,136,421

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 5.2%
Colgate-Palmolive Co.	94,760	$7,024,559
Coty, Inc., “A”	197,269	3,700,766
Estee Lauder Cos., Inc., “A”	37,720	3,620,366
Kimberly-Clark Corp.	23,254	3,002,324
Newell Brands, Inc.	209,583	11,237,840

		$28,585,855

Containers – 1.7%
Crown Holdings, Inc. (a)	158,768	$9,472,099

Electrical Equipment – 0.8%
AMETEK, Inc.	71,938	$4,357,285

Electronics – 3.6%
Broadcom Corp.	61,603	$14,356,579
Texas Instruments, Inc.	73,816	5,678,665

		$20,035,244

Energy – Independent – 1.5%
EOG Resources, Inc.	93,157	$8,432,572

Engineering – Construction – 0.5%
Fluor Corp.	64,110	$2,934,956

Entertainment – 2.3%
Time Warner, Inc.	74,595	$7,490,084
Twenty-First Century Fox, Inc.	183,791	5,208,637

		$12,698,721

Food & Beverages – 3.1%
Danone S.A.	99,471	$7,476,725
Mondelez International, Inc.	219,090	9,462,497

		$16,939,222

General Merchandise – 0.8%
Costco Wholesale Corp.	28,448	$4,549,689

Insurance – 1.3%
Chubb Ltd.	47,526	$6,909,330

Internet – 6.3%
Alphabet, Inc., “A” (a)	16,836	$15,652,093
Alphabet, Inc., “C” (a)	13,516	12,282,395
Facebook, Inc., “A” (a)	45,977	6,941,607

		$34,876,095

Major Banks – 10.2%
Bank of America Corp.	731,433	$17,744,564
Goldman Sachs Group, Inc.	49,093	10,893,737
JPMorgan Chase & Co.	224,872	20,553,301
Morgan Stanley	155,336	6,921,772

		$56,113,374

Medical & Health Technology & Services – 1.2%
McKesson Corp.	40,447	$6,655,149

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 8.7%
Abbott Laboratories	127,504	$6,197,970
Danaher Corp.	132,542	11,185,219
Medtronic PLC	116,800	10,366,000
Stryker Corp.	32,181	4,466,079
Thermo Fisher Scientific, Inc.	88,957	15,520,328

		$47,735,596

Natural Gas – Pipeline – 1.0%
Enterprise Products Partners LP	199,428	$5,400,510

Oil Services – 1.9%
Schlumberger Ltd.	155,929	$10,266,365

Other Banks & Diversified Financials – 6.2%
Mastercard, Inc., “A”	90,133	$10,946,653
U.S. Bancorp	124,448	6,461,340
Visa, Inc., “A”	177,160	16,614,065

		$34,022,058

Pharmaceuticals – 5.0%
Allergan PLC	20,336	$4,943,478
Eli Lilly & Co.	97,867	8,054,454
Johnson & Johnson	58,095	7,685,388
Zoetis, Inc.	107,716	6,719,324

		$27,402,644

Railroad & Shipping – 2.1%
Canadian National Railway Co.	142,606	$11,558,216

Restaurants – 1.9%
Aramark	93,935	$3,849,456
Starbucks Corp.	111,561	6,505,122

		$10,354,578

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 1.2%
AutoZone, Inc. (a)	3,511	$2,002,885
Ross Stores, Inc.	79,924	4,614,013

		$6,616,898

Telecommunications – Wireless – 2.6%
American Tower Corp., REIT	110,136	$14,573,195

Utilities – Electric Power – 0.5%
American Electric Power Co., Inc.	43,053	$2,990,892

Total Common Stocks (Identified Cost, $332,355,762)		$540,264,745

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $9,879,203)	9,879,946	$9,879,946

Total Investments (Identified Cost, $342,234,965)		$550,144,691

OTHER ASSETS, LESS LIABILITIES – 0.1%		800,268

NET ASSETS – 100.0%		$550,944,959

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $332,355,762)	$540,264,745
Underlying affiliated funds, at value (identified cost, $9,879,203)	9,879,946
Total investments, at value (identified cost, $342,234,965)	$550,144,691
Cash	38,643
Foreign currency, at value (identified cost, $30)	30
Receivables for
Fund shares sold	816,754
Dividends	457,127
Other assets	1,155
Total assets	$551,458,400
Liabilities
Payables for fund shares reacquired	$450,630
Payable to affiliates
Investment adviser	10,699
Shareholder servicing costs	717
Distribution and/or service fees	3,775
Payable for independent Trustees’ compensation	464
Accrued expenses and other liabilities	47,156
Total liabilities	$513,441
Net assets	$550,944,959
Net assets consist of
Paid-in capital	$299,435,467
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	207,909,726
Accumulated net realized gain (loss) on investments and foreign currency	37,890,259
Undistributed net investment income	5,709,507
Net assets	$550,944,959
Shares of beneficial interest outstanding	19,371,832

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$275,743,106	9,634,967	$28.62
Service Class	275,201,853	9,736,865	28.26

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$4,312,125
Dividends from underlying affiliated funds	26,657
Interest	10,241
Foreign taxes withheld	(54,271)
Total investment income	$4,294,752
Expenses
Management fee	$1,967,791
Distribution and/or service fees	314,490
Shareholder servicing costs	23,170
Administrative services fee	47,135
Independent Trustees’ compensation	4,932
Custodian fee	13,074
Shareholder communications	58,398
Audit and tax fees	27,020
Legal fees	2,683
Miscellaneous	10,623
Total expenses	$2,469,316
Reduction of expenses by investment adviser	(78,028)
Net expenses	$2,391,288
Net investment income	$1,903,464
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$17,085,864
Underlying affiliated funds	(1,005)
Foreign currency	4,738
Net realized gain (loss) on investments and foreign currency	$17,089,597
Change in unrealized appreciation (depreciation) Investments	$39,700,630
Translation of assets and liabilities in foreign currencies	446
Net unrealized gain (loss) on investments and foreign currency translation	$39,701,076
Net realized and unrealized gain (loss) on investments and foreign currency	$56,790,673
Change in net assets from operations	$58,694,137

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$1,903,464		$3,752,660
Net realized gain (loss) on investments and foreign currency	17,089,597		22,166,593
Net unrealized gain (loss) on investments and foreign currency translation	39,701,076		13,188,293
Change in net assets from operations	$58,694,137		$39,107,546
Distributions declared to shareholders
From net investment income	$—		$(3,519,160)
From net realized gain on investments	—		(53,002,448)
Total distributions declared to shareholders	$—		$(56,521,608)
Change in net assets from fund share transactions	$(7,286,924)		$30,632,344
Total change in net assets	$51,407,213		$13,218,282
Net assets
At beginning of period	499,537,746		486,319,464
At end of period (including undistributed net investment income of $5,709,507 and $3,806,043, respectively)	$550,944,959		$499,537,746

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$25.57		$26.58		$30.41	$29.95	$22.93	$19.41
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	(c)	$0.21	$0.26	$0.24	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	2.94		2.01		(0.42)	2.92	7.07	3.46
Total from investment operations	$3.05		$2.24		$(0.21)	$3.18	$7.31	$3.71
Less distributions declared to shareholders
From net investment income	$—		$(0.24)		$(0.28)	$(0.30)	$(0.29)	$(0.19)
From net realized gain on investments	—		(3.01)		(3.34)	(2.42)	—	—
Total distributions declared to shareholders	$—		$(3.25)		$(3.62)	$(2.72)	$(0.29)	$(0.19)
Net asset value, end of period (x)	$28.62		$25.57		$26.58	$30.41	$29.95	$22.93
Total return (%) (k)(r)(s)(x)	11.93	(n)	8.59	(c)	0.22	11.01	32.05	19.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.80	(c)	0.82	0.81	0.81	0.82
Expenses after expense reductions (f)	0.79	(a)	0.79	(c)	0.81	0.81	0.81	0.82
Net investment income	0.84	(a)	0.89	(c)	0.73	0.87	0.93	1.15
Portfolio turnover	9	(n)	20		17	25	19	28
Net assets at end of period (000 omitted)	$275,743		$270,796		$293,203	$356,389	$405,682	$455,295

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$25.28		$26.30		$30.13	$29.72	$22.78	$19.31
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.16	(c)	$0.14	$0.19	$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.90		1.98		(0.42)	2.88	7.02	3.43
Total from investment operations	$2.98		$2.14		$(0.28)	$3.07	$7.20	$3.63
Less distributions declared to shareholders
From net investment income	$—		$(0.15)		$(0.21)	$(0.24)	$(0.26)	$(0.16)
From net realized gain on investments	—		(3.01)		(3.34)	(2.42)	—	—
Total distributions declared to shareholders	$—		$(3.16)		$(3.55)	$(2.66)	$(0.26)	$(0.16)
Net asset value, end of period (x)	$28.26		$25.28		$26.30	$30.13	$29.72	$22.78
Total return (%) (k)(r)(s)(x)	11.79	(n)	8.32	(c)	(0.05)	10.71	31.74	18.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.04	(c)	1.07	1.06	1.06	1.07
Expenses after expense reductions (f)	1.04	(a)	1.04	(c)	1.06	1.06	1.06	1.07
Net investment income	0.60	(a)	0.64	(c)	0.47	0.63	0.67	0.93
Portfolio turnover	9	(n)	20		17	25	19	28
Net assets at end of period (000 omitted)	$275,202		$228,741		$193,116	$283,328	$234,723	$141,806

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$540,264,745	$—	$—	$540,264,745
Mutual Funds	9,879,946	—	—	9,879,946
Total Investments	$550,144,691	$—	$—	$550,144,691

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $19,601,735 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$4,818,041
Long-term capital gains	51,703,567
Total distributions	$56,521,608

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$343,246,129
Gross appreciation	209,541,608
Gross depreciation	(2,643,046)
Net unrealized appreciation (depreciation)	$206,898,562

As of 12/31/16
Undistributed ordinary income	3,806,043
Undistributed long-term capital gain	21,821,187
Other temporary differences	(9,807)
Net unrealized appreciation (depreciation)	167,197,932

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$2,326,257	$—	$29,736,135
Service Class	—	1,192,903	—	23,266,313
Total	$—	$3,519,160	$—	$53,002,448

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period January 1, 2017 through April 27, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets up to $1 billion and 0.65% of average daily net assets in excess of $1 billion. The investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement was terminated April 27, 2017. For the period January 1, 2017 through April 27,2017, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. Effective April 28, 2017, the management fee is computed daily and paid monthly at an annual rate of 0.75% of average daily net assets up to $1 billion, 0.65% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.60% of average daily net assets in excess of $2.5 billion. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months end June 30, 2017, this management fee reduction amounted to $20,147 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $57,881, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $22,344, which equated to 0.0085% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $826.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0179% of the fund’s average daily net assets.

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $474 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $152,777.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $49,041,149 and $58,460,496, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	143,324	$3,958,484	245,268	$6,356,188
Service Class	1,290,575	35,053,539	1,897,837	48,438,271
	1,433,899	$39,012,023	2,143,105	$54,794,459
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,272,318	$32,062,392
Service Class	—	—	980,721	24,459,216
	—	$—	2,253,039	$56,521,608
Shares reacquired
Initial Class	(1,100,562)	$(30,030,986)	(1,957,487)	$(50,705,350)
Service Class	(602,105)	(16,267,961)	(1,172,721)	(29,978,373)
	(1,702,667)	$(46,298,947)	(3,130,208)	$(80,683,723)
Net change
Initial Class	(957,238)	$(26,072,502)	(439,901)	$(12,286,770)
Service Class	688,470	18,785,578	1,705,837	42,919,114
	(268,768)	$(7,286,924)	1,265,936	$30,632,344

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $1,711 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,003,442	28,655,536	(22,779,032)	9,879,946

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,005)	$—	$26,657	$9,879,946

16

MFS Investors Trust Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	516,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

17

MFS Investors Trust Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

VFR-SEM

MFS® RESEARCH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Citigroup, Inc.	2.7%
Facebook, Inc., “A”	2.5%
Alphabet, Inc., “A”	2.4%
Visa, Inc., “A”	2.4%
Amazon.com, Inc.	2.2%
Pfizer, Inc.	1.9%
Apple, Inc.	1.7%
Honeywell International, Inc.	1.6%
Philip Morris International, Inc.	1.6%
Microsoft Corp.	1.6%

Global equity sectors
Technology	22.6%
Financial Services	17.7%
Health Care	14.1%
Capital Goods	13.6%
Consumer Cyclicals	12.7%
Energy	8.7%
Consumer Staples	7.6%
Telecommunications/Cable Television (s)	4.1%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.80%	$1,000.00	$1,117.69	$4.20
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,116.21	$5.51
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 4.0%
Honeywell International, Inc.	75,260	$10,031,406
Leidos Holdings, Inc.	62,864	3,249,440
Northrop Grumman Corp.	22,265	5,715,648
United Technologies Corp.	44,829	5,474,069

		$24,470,563

Alcoholic Beverages – 1.2%
Constellation Brands, Inc., “A”	25,069	$4,856,617
Molson Coors Brewing Co.	32,621	2,816,497

		$7,673,114

Apparel Manufacturers – 2.0%
Hanesbrands, Inc.	113,851	$2,636,789
NIKE, Inc., “B”	161,214	9,511,626

		$12,148,415

Automotive – 0.6%
Delphi Automotive PLC	40,284	$3,530,893

Biotechnology – 2.1%
Biogen, Inc. (a)	27,036	$7,336,489
Celgene Corp. (a)	44,924	5,834,280

		$13,170,769

Brokerage & Asset Managers – 1.9%
Blackstone Group LP	180,723	$6,027,112
NASDAQ, Inc.	81,193	5,804,488

		$11,831,600

Business Services – 5.3%
Accenture PLC, “A”	43,178	$5,340,255
Cognizant Technology Solutions Corp., “A”	78,707	5,226,145
DXC Technology Co.	60,255	4,622,764
Equifax, Inc.	22,792	3,132,077
Fidelity National Information Services, Inc.	63,246	5,401,208
Fiserv, Inc. (a)	29,659	3,628,482
Global Payments, Inc.	58,098	5,247,411

		$32,598,342

Cable TV – 1.8%
Altice USA, Inc. (a)	55,704	$1,799,239
Comcast Corp., “A”	232,609	9,053,142

		$10,852,381

Chemicals – 3.3%
Celanese Corp.	39,492	$3,749,371
CF Industries Holdings, Inc.	45,108	1,261,220
E.I. du Pont de Nemours & Co.	61,768	4,985,295
Monsanto Co.	30,162	3,569,974
PPG Industries, Inc.	63,039	6,931,768

		$20,497,628

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 2.0%
Adobe Systems, Inc. (a)	40,353	$5,707,529
Salesforce.com, Inc. (a)	80,337	6,957,184

		$12,664,713

Computer Software – Systems – 2.7%
Apple, Inc. (s)	74,974	$10,797,756
Constellation Software, Inc.	5,829	3,049,392
SS&C Technologies Holdings, Inc.	78,634	3,020,332

		$16,867,480

Construction – 1.0%
Sherwin-Williams Co.	17,969	$6,306,400

Consumer Products – 1.2%
Coty, Inc., “A”	172,383	$3,233,905
Newell Brands, Inc.	75,587	4,052,975

		$7,286,880

Consumer Services – 1.1%
Priceline Group, Inc. (a)	3,578	$6,692,721

Containers – 0.6%
Berry Global Group, Inc. (a)	65,418	$3,729,480

Electrical Equipment – 1.1%
Johnson Controls International PLC	155,015	$6,721,450

Electronics – 2.0%
Applied Materials, Inc.	48,407	$1,999,693
Broadcom Corp.	23,519	5,481,103
Texas Instruments, Inc.	65,347	5,027,145

		$12,507,941

Energy – Independent – 3.2%
Energen Corp. (a)	54,667	$2,698,910
EOG Resources, Inc.	79,305	7,178,688
EQT Corp.	60,574	3,549,031
Noble Energy, Inc.	78,746	2,228,512
Pioneer Natural Resources Co.	24,727	3,945,934

		$19,601,075

Energy – Integrated – 0.5%
Exxon Mobil Corp.	34,453	$2,781,391

Entertainment – 1.7%
TimeWarner, Inc.	66,901	$6,717,529
Twenty-First Century Fox, Inc.	130,806	3,707,042

		$10,424,571

Food & Beverages – 3.6%
Blue Buffalo Pet Products, Inc. (a)	99,223	$2,263,277
Cal-Maine Foods, Inc. (a)(l)	64,176	2,541,369
J.M. Smucker Co.	17,190	2,034,093
Mondelez International, Inc.	103,160	4,455,480
PepsiCo, Inc.	73,515	8,490,247
TreeHouse Foods, Inc. (a)	31,485	2,572,010

		$22,356,476

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 1.6%
CostcoWholesale Corp.	40,290	$6,443,580
Dollar Tree, Inc. (a)	53,492	3,740,160

		$10,183,740

Health Maintenance Organizations – 1.7%
Cigna Corp.	16,438	$2,751,557
UnitedHealth Group, Inc.	40,298	7,472,055

		$10,223,612

Insurance – 2.5%
Aon PLC	65,879	$8,758,613
Chubb Ltd.	44,733	6,503,284

		$15,261,897

Internet – 6.9%
Alibaba Group Holding Ltd., ADR (a)	24,234	$3,414,571
Alphabet, Inc., “A” (a)	16,304	15,157,503
Alphabet, Inc., “C” (a)	5,966	5,421,483
Facebook, Inc., “A” (a)	102,981	15,548,071
LogMeIn, Inc.	32,443	3,390,293

		$42,931,921

Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	39,616	$4,188,204

Machinery & Tools – 1.5%
Roper Technologies, Inc.	31,462	$7,284,397
SPX FLOW, Inc. (a)	58,352	2,152,022

		$9,436,419

Major Banks – 3.6%
Bank of America Corp.	168,971	$4,099,237
Morgan Stanley	191,440	8,530,566
PNC Financial Services Group, Inc.	76,339	9,532,451

		$22,162,254

Medical & Health Technology & Services – 0.6%
McKesson Corp.	23,851	$3,924,444

Medical Equipment – 5.1%
Danaher Corp.	83,283	$7,028,252
Medtronic PLC	103,302	9,168,052
PerkinElmer, Inc.	75,347	5,134,145
Steris PLC	25,639	2,089,579
Stryker Corp.	16,115	2,236,440
Zimmer Biomet Holdings, Inc.	44,560	5,721,504

		$31,377,972

Natural Gas – Distribution – 0.6%
Sempra Energy	35,295	$3,979,511

Natural Gas – Pipeline – 0.5%
Enterprise Products Partners LP	119,911	$3,247,190

Network & Telecom – 1.2%
Cisco Systems, Inc.	244,704	$7,659,235

Oil Services – 1.1%
Halliburton Co.	81,611	$3,485,606
Schlumberger Ltd.	47,640	3,136,617

		$6,622,223

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 8.2%
Citigroup, Inc. (s)	246,380	$16,477,894
Discover Financial Services	58,049	3,610,067
Northern Trust Corp.	33,922	3,297,558
U.S. Bancorp	184,584	9,583,601
Visa, Inc., “A” (s)	158,438	14,858,316
Wintrust Financial Corp.	40,677	3,109,350

		$50,936,786

Pharmaceuticals – 4.6%
Allergan PLC	21,502	$5,226,921
Eli Lilly & Co.	77,922	6,412,981
Pfizer, Inc.	341,326	11,465,140
Zoetis, Inc.	90,423	5,640,587

		$28,745,629

Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	21,781	$3,502,603
Union Pacific Corp.	54,756	5,963,476

		$9,466,079

Real Estate – 1.5%
Public Storage, Inc., REIT	14,833	$3,093,126
Store Capital Corp., REIT	286,123	6,423,461

		$9,516,587

Restaurants – 2.2%
Aramark	99,948	$4,095,869
Panera Bread Co., “A” (a)	6,364	2,002,369
Starbucks Corp.	130,128	7,587,764

		$13,686,002

Specialty Stores – 3.5%
Amazon.com, Inc. (a)	14,237	$13,781,416
Ross Stores, Inc.	60,123	3,470,901
Tractor Supply Co.	40,556	2,198,541
Urban Outfitters, Inc. (a)	104,768	1,942,398

		$21,393,256

Telecommunications – Wireless – 1.9%
American Tower Corp., REIT	61,606	$8,151,706
SBA Communications Corp., REIT (a)	25,448	3,432,935

		$11,584,641

Telephone Services – 0.7%
Verizon Communications, Inc.	102,972	$4,598,730

Tobacco – 1.6%
Philip Morris International, Inc.	84,043	$9,870,850

Utilities – Electric Power – 2.8%
American Electric Power Co., Inc.	49,258	$3,421,953
CMS Energy Corp.	103,758	4,798,807
NextEra Energy, Inc.	34,238	4,797,771
Xcel Energy, Inc.	99,045	4,544,185

		$17,562,716

Total Common Stocks (Identified Cost, $448,427,527)		$613,274,181

5

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED – 0.3%
Computer Software – 0.2%
Microsoft Corp. – October 2017 @ $67.5 (Premiums Paid, $828,605)	2,362	$980,230

Computer Software – Systems – 0.1%
Apple Inc. – November 2017 @ $145 (Premiums Paid, $609,909)	733	$593,730

Total Call Options Purchased (Premiums Paid, $1,438,514)		$1,573,960

Issuer	Shares/Par
MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $2,096,059)	2,096,260	$2,096,260

COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $146,520)	146,520	$146,520

Total Investments (Identified Cost, $452,108,620)		$617,090,921

SECURITIES SOLD SHORT – (0.3)%
Telecommunications – Wireless – (0.3)%
Crown Castle International Corp, REIT (Proceeds Received, $1,375,557)	(16,616)	$(1,664,591)

OTHER ASSETS, LESS LIABILITIES – 0.7%		4,269,730

NET ASSETS – 100.0%		$619,696,060

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2017, the fund had cash collateral of $70,448 and other liquid securities with an aggregate value of $3,346,468 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $450,012,561)	$614,994,661
Underlying affiliated funds, at value (identified cost, $2,096,059)	2,096,260
Total investments, at value, including $145,055 of securities on loan (identified cost, $452,108,620)	$617,090,921
Deposits with brokers	70,448
Receivables for
Investments sold	7,374,552
Fund shares sold	76,714
Interest and dividends	562,162
Other assets	1,431
Total assets	$625,176,228
Liabilities
Payable to custodian	$85,000
Payables for
Securities sold short, at value (proceeds received, $1,375,557)	1,664,591
Investments purchased	2,788,925
Fund shares reacquired	693,845
Collateral for securities loaned, at value	146,520
Payable to affiliates
Investment adviser	17,693
Shareholder servicing costs	1,027
Distribution and/or service fees	3,086
Payable for independent Trustees’ compensation	752
Accrued expenses and other liabilities	78,729
Total liabilities	$5,480,168
Net assets	$619,696,060
Net assets consist of
Paid-in capital	$373,279,191
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	164,693,434
Accumulated net realized gain (loss) on investments and foreign currency	71,878,501
Undistributed net investment income	9,844,934
Net assets	$619,696,060
Shares of beneficial interest outstanding	21,414,805

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$394,883,777	13,587,723	$29.06
Service Class	224,812,283	7,827,082	28.72

See Notes to Financial Statements

7

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$4,603,511
Dividends from underlying affiliated funds	15,643
Interest	8,235
Foreign taxes withheld	(4,531)
Total investment income	$4,622,858
Expenses
Management fee	$2,314,787
Distribution and/or service fees	281,856
Shareholder servicing costs	20,253
Administrative services fee	54,593
Independent Trustees’ compensation	8,059
Custodian fee	17,349
Shareholder communications	39,128
Audit and tax fees	28,222
Legal fees	3,393
Dividend and interest expense on securities sold short	43,340
Miscellaneous	16,777
Total expenses	$2,827,757
Reduction of expenses by investment adviser	(59,559)
Net expenses	$2,768,198
Net investment income	$1,854,660
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$32,476,160
Underlying affiliated funds	284
Foreign currency	227
Net realized gain (loss) on investments and foreign currency	$32,476,671
Change in unrealized appreciation (depreciation)
Investments	$34,778,786
Securities sold short	(222,821)
Translation of assets and liabilities in foreign currencies	147
Net unrealized gain (loss) on investments and foreign currency translation	$34,556,112
Net realized and unrealized gain (loss) on investments and foreign currency	$67,032,783
Change in net assets from operations	$68,887,443

See Notes to Financial Statements

8

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$1,854,660		$7,873,516
Net realized gain (loss) on investments and foreign currency	32,476,671		40,672,516
Net unrealized gain (loss) on investments and foreign currency translation	34,556,112		2,950,417
Change in net assets from operations	$68,887,443		$51,496,449
Distributions declared to shareholders
From net investment income	$—		$(4,225,841)
From net realized gain on investments	—		(62,130,911)
Total distributions declared to shareholders	$—		$(66,356,752)
Change in net assets from fund share transactions	$(55,788,475)		$(15,425,163)
Total change in net assets	$13,098,968		$(30,285,466)
Net assets
At beginning of period	606,597,092		636,882,558
At end of period (including undistributed net investment income of $9,844,934 and $7,990,274, respectively)	$619,696,060		$606,597,092

See Notes to Financial Statements

9

MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$26.00		$26.68		$29.11		$28.74	$21.84	$18.78
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.36	(c)	$0.21		$0.19	$0.20	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	2.96		1.98		(0.17	)(g)	2.68	6.84	3.01
Total from investment operations	$3.06		$2.34		$0.04		$2.87	$7.04	$3.23
Less distributions declared to shareholders
From net investment income	$—		$(0.22)		$(0.22)		$(0.25)	$(0.08)	$(0.17)
From net realized gain on investments	—		(2.80)		(2.25)		(2.25)	(0.06)	—
Total distributions declared to shareholders	$—		$(3.02)		$(2.47)		$(2.50)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$29.06		$26.00		$26.68		$29.11	$28.74	$21.84
Total return (%) (k)(r)(s)(x)	11.77	(n)	8.74	(c)	0.80		10.20	32.35	17.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.80	(c)	0.82		0.80	0.81	0.88
Expenses after expense reductions (f)	0.80	(a)	0.79	(c)	0.81		0.80	0.81	0.88
Net investment income	0.69	(a)	1.36	(c)	0.72		0.67	0.80	1.06
Portfolio turnover	19	(n)	45		43		34	43	83
Net assets at end of period (000 omitted)	$394,884		$386,256		$410,178		$468,286	$496,857	$460,834
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.79	(a)	0.78	(c)	0.80		N/A	0.80	0.87

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$25.73		$26.42		$28.84		$28.49	$21.70	$18.67
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.29	(c)	$0.13		$0.12	$0.14	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.93		1.96		(0.16	)(g)	2.65	6.78	2.97
Total from investment operations	$2.99		$2.25		$(0.03)		$2.77	$6.92	$3.15
Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.14)		$(0.17)	$(0.07)	$(0.12)
From net realized gain on investments	—		(2.80)		(2.25)		(2.25)	(0.06)	—
Total distributions declared to shareholders	$—		$(2.94)		$(2.39)		$(2.42)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$28.72		$25.73		$26.42		$28.84	$28.49	$21.70
Total return (%) (k)(r)(s)(x)	11.62	(n)	8.49	(c)	0.53		9.94	32.00	16.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.05	(c)	1.07		1.05	1.06	1.11
Expenses after expense reductions (f)	1.05	(a)	1.04	(c)	1.06		1.05	1.05	1.11
Net investment income	0.44	(a)	1.11	(c)	0.47		0.42	0.56	0.82
Portfolio turnover	19	(n)	45		43		34	43	83
Net assets at end of period (000 omitted)	$224,812		$220,341		$226,704		$260,028	$279,054	$266,040
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.04	(a)	1.03	(c)	1.05		N/A	1.05	1.11

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is

12

MFS Research Series

Notes to Financial Statements (unaudited) – continued

principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$614,848,141	$—	$—	$614,848,141
Mutual Funds	2,242,780	—	—	2,242,780
Total Investments	$617,090,921	$—	$—	$617,090,921
Short Sales	$(1,664,591)	$—	$—	$(1,664,591)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Equity Options	$1,573,960

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$135,446

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MFS Research Series

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2017, this expense amounted to $43,340. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

securities in the fund’s Portfolio of Investments, with a fair value of $145,055. The fair value of the fund’s investment securities on loan and a related liability of $146,520 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$10,217,166
Long-term capital gains	56,139,586
Total distributions	$66,356,752

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$453,828,007
Gross appreciation	170,680,715
Gross depreciation	(7,417,801)
Net unrealized appreciation (depreciation)	$163,262,914

As of 12/31/16
Undistributed ordinary income	9,202,663
Undistributed long-term capital gain	39,871,671
Other temporary differences	(29,035)
Net unrealized appreciation (depreciation)	128,484,127

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$3,069,680	$—	$39,398,623
Service Class	—	1,156,161	—	22,732,288
Total	$—	$4,225,841	$—	$62,130,911

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $23,686, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $35,873, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

16

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $18,812, which equated to 0.0061% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $1,441.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $581 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $326,133.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short sales, purchased options transactions, and short-term obligations, aggregated $118,766,757 and $177,572,436, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	181,731	$5,100,627	317,881	$8,429,363
Service Class	290,230	8,006,124	785,388	20,743,069
	471,961	$13,106,751	1,103,269	$29,172,432
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,631,514	$42,468,303
Service Class	—	—	926,627	23,888,449
	—	$—	2,558,141	$66,356,752
Shares reacquired
Initial Class	(1,448,802)	$(40,404,636)	(2,468,940)	$(65,822,688)
Service Class	(1,026,615)	(28,490,590)	(1,728,143)	(45,131,659)
	(2,475,417)	$(68,895,226)	(4,197,083)	$(110,954,347)
Net change
Initial Class	(1,267,071)	$(35,304,009)	(519,545)	$(14,925,022)
Service Class	(736,385)	(20,484,466)	(16,128)	(500,141)
	(2,003,456)	$(55,788,475)	(535,673)	$(15,425,163)

17

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 22%, 7%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $2,154 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,866,758	66,774,747	(67,545,245)	2,096,260

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$284	$—	$15,643	$2,096,260

18

MFS Research Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	516,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

19

MFS Research Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

SEMIANNUAL REPORT

June 30, 2017

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

VND-SEM

MFS® NEW DISCOVERY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	2.5%
Berry Plastics Group, Inc.	2.2%
SS&C Technologies Holdings, Inc.	1.8%
Steris PLC	1.8%
NICE Systems Ltd., ADR	1.6%
Live Nation, Inc.	1.6%
Siteone Landscape Supply, Inc.	1.6%
PerkinElmer, Inc.	1.5%
GMS, Inc.	1.3%
LogMeIn, Inc.	1.3%

Equity sectors
Technology	20.5%
Health Care	18.5%
Special Products & Services	11.3%
Basic Materials	8.6%
Autos & Housing	8.0%
Leisure	7.5%
Financial Services	6.9%
Industrial Goods & Services	6.8%
Consumer Staples	3.9%
Retailing	2.5%
Energy	2.4%
Transportation	1.1%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.94%	$1,000.00	$1,110.01	$4.92
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
Service Class	Actual	1.19%	$1,000.00	$1,108.59	$6.22
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.0%
Aerospace – 1.6%
HEICO Corp.	59,966	$4,307,958
Leidos Holdings, Inc.	125,886	6,507,047

		$10,815,005

Automotive – 1.1%
Kar Auction Services, Inc.	184,335	$7,736,540

Biotechnology – 3.7%
ACADIA Pharmaceuticals, Inc. (a)	67,372	$1,879,005
Alder Biopharmaceuticals, Inc. (a)	55,357	633,838
Amicus Therapeutics, Inc. (a)	374,620	3,772,423
Bio-Techne Corp.	37,299	4,382,633
Exact Sciences Corp. (a)	71,826	2,540,486
MiMedx Group, Inc. (a)(l)	304,398	4,556,838
Neurocrine Biosciences, Inc. (a)	40,171	1,847,866
Spark Therapeutics, Inc. (a)	42,879	2,561,591
Tesaro, Inc. (a)	17,776	2,486,151
VTV Therapeutics, Inc. (a)	164,702	818,569

		$25,479,400

Brokerage & Asset Managers – 1.4%
Hamilton Lane, Inc.,“A”	215,635	$4,741,814
NASDAQ, Inc.	70,317	5,026,962

		$9,768,776

Business Services – 7.1%
CoStar Group, Inc. (a)	13,220	$3,484,792
Global Payments, Inc.	85,102	7,686,413
Ringcentral, Inc. (a)	207,368	7,579,300
Travelport Worldwide Ltd.	367,163	5,052,163
Tyler Technologies, Inc. (a)	20,417	3,586,654
WNS (Holdings) Ltd., ADR (a)	175,368	6,025,645
Yext, Inc. (a)(l)	501,312	6,682,489
Zendesk, Inc. (a)	315,003	8,750,783

		$48,848,239

Chemicals – 1.6%
FMC Corp.	45,091	$3,293,898
Ingevity Corp. (a)	130,488	7,490,011

		$10,783,909

Computer Software – 4.9%
2U, Inc. (a)	130,586	$6,127,095
Cadence Design Systems, Inc. (a)	180,069	6,030,511
MuleSoft, Inc., “A” (a)(l)	111,763	2,787,369
Okta, Inc. (a)	70,295	1,602,726
Paylocity Holding Corp. (a)	122,997	5,557,005
SecureWorks Corp. (a)	213,104	1,979,736
Twilio, Inc., “A” (a)(l)	190,927	5,557,885
Ultimate Software Group, Inc. (a)	19,487	4,093,439

		$33,735,766

Computer Software – Systems – 8.8%
Five9, Inc. (a)	243,636	$5,243,047
Kinaxis, Inc. (a)	61,259	3,814,043

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
New Relic, Inc. (a)	189,409	$8,146,481
NICE Systems Ltd., ADR	141,469	11,136,440
Proofpoint, Inc. (a)	51,602	4,480,602
Q2 Holdings, Inc. (a)	174,079	6,432,219
Rapid7, Inc. (a)	235,422	3,962,152
RealPage, Inc (a)	150,141	5,397,569
SS&C Technologies Holdings, Inc.	321,818	12,361,029

		$60,973,582

Construction – 6.9%
Foundation Building Materials, Inc. (a)	323,979	$4,166,370
GMS, Inc. (a)	327,812	9,211,517
Lennox International, Inc.	21,754	3,994,905
Pool Corp.	25,860	3,040,360
Siteone Landscape Supply, Inc. (a)	205,776	10,712,698
Summit Materials, Inc., “A” (a)	273,640	7,899,987
Techtronic Industries Co. Ltd.	621,500	2,857,764
Trex Co., Inc. (a)	80,310	5,433,775

		$47,317,376

Consumer Products – 0.5%
E.L.F. Beauty, Inc. (a)(l)	124,028	$3,374,802

Consumer Services – 3.0%
Bright Horizons Family Solutions, Inc. (a)	222,648	$17,190,652
Carriage Services, Inc.	133,836	3,608,219

		$20,798,871

Containers – 2.2%
Berry Global Group, Inc. (a)	269,807	$15,381,697

Electrical Equipment – 0.9%
WESCO International, Inc. (a)	105,037	$6,018,620

Electronics – 4.7%
Inphi Corp. (a)	174,003	$5,968,303
M/A-COM Technology Solutions Holdings, Inc. (a)	101,344	5,651,955
Mellanox Technologies Ltd. (a)	45,547	1,972,185
Mercury Systems, Inc. (a)	131,586	5,538,455
Monolithic Power Systems, Inc.	75,400	7,268,560
Silicon Laboratories, Inc. (a)	87,241	5,962,922

		$32,362,380

Entertainment – 1.6%
Live Nation, Inc. (a)	309,447	$10,784,228

Food & Beverages – 3.4%
Blue Buffalo Pet Products, Inc. (a)	234,615	$5,351,568
Cal-Maine Foods, Inc. (a)(l)	135,555	5,367,978
Flex Pharma, Inc. (a)(l)	135,844	522,999
Greencore Group PLC	1,563,670	5,010,040
Snyders-Lance, Inc.	207,078	7,169,040

		$23,421,625

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.5%
Vail Resorts, Inc.	16,298	$3,305,723

General Merchandise – 1.1%
Five Below, Inc. (a)	93,086	$4,595,656
Ollie’s Bargain Outlet Holdings, Inc. (a)	70,095	2,986,047

		$7,581,703

Internet – 2.1%
GrubHub, Inc. (a)	123,265	$5,374,354
LogMeIn, Inc.	86,373	9,025,978

		$14,400,332

Machinery & Tools – 3.4%
Gardner Denver Holdings, Inc. (a)	260,187	$5,622,641
Ritchie Bros. Auctioneers, Inc.	228,075	6,554,876
SPX FLOW, Inc. (a)	138,967	5,125,103
WABCO Holdings, Inc. (a)	45,955	5,859,722

		$23,162,342

Medical & Health Technology & Services – 4.2%
Capital Senior Living Corp. (a)	296,764	$4,513,780
Evolent Health, Inc.,“A” (a)	149,289	3,784,476
Healthcare Services Group, Inc.	145,018	6,791,193
INC Research Holdings, Inc., “A” (a)	132,183	7,732,706
Teladoc, Inc. (a)	167,860	5,824,742

		$28,646,897

Medical Equipment – 9.5%
DexCom, Inc. (a)	75,502	$5,522,971
Insulet Corp. (a)	53,790	2,759,965
iRhythm Technologies, Inc. (a)	89,269	3,793,040
Masimo Corp. (a)	37,609	3,429,189
Merit Medical Systems, Inc. (a)	185,416	7,073,620
Nevro Corp. (a)	65,341	4,863,331
NxStage Medical, Inc. (a)	272,153	6,822,876
Obalon Therapeutics, Inc. (a)(l)	177,541	1,759,431
PerkinElmer, Inc.	151,831	10,345,764
Steris PLC	148,810	12,128,015
VWR Corp. (a)	213,693	7,054,006

		$65,552,208

Oil Services – 2.4%
Forum Energy Technologies, Inc. (a)	208,135	$3,246,906
Keane Group, Inc. (a)(l)	193,270	3,092,320
Patterson-UTI Energy, Inc.	166,697	3,365,612
Solaris Oilfield Infrastructure, Inc., “A” (a)	205,612	2,370,706
U.S. Silica Holdings, Inc.	131,505	4,667,113

		$16,742,657

Other Banks & Diversified Financials – 3.6%
Bank of the Ozarks, Inc.	134,822	$6,319,107
Pinnacle Financial Partners, Inc.	68,188	4,282,206
Preferred Bank	55,643	2,975,231
Texas Capital Bancshares, Inc. (a)	64,745	5,011,263
Wintrust Financial Corp.	81,847	6,256,385

		$24,844,192

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 1.1%
Aratana Therapeutics, Inc. (a)	370,498	$2,678,701
Collegium Pharmaceutical, Inc. (a)(l)	250,447	3,133,092
TherapeuticsMD, Inc. (a)(l)	384,897	2,028,407

		$7,840,200

Pollution Control – 1.0%
Clean Harbors, Inc. (a)	119,939	$6,696,194

Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	575,986	$1,871,955

Real Estate – 1.8%
Big Yellow Group PLC, REIT	279,066	$2,878,678
Life Storage, Inc., REIT	71,758	5,317,268
STAG Industrial, Inc., REIT	161,020	4,444,152

		$12,640,098

Restaurants – 5.4%
Dave & Buster’s, Inc. (a)	51,630	$3,433,911
Domino’s Pizza Group PLC	1,121,468	4,292,867
Dunkin Brands Group, Inc.	61,338	3,380,950
Performance Food Group Co. (a)	319,239	8,747,149
U.S. Foods Holding Corp. (a)	318,941	8,681,574
Wingstop, Inc.	159,264	4,921,258
Zoe’s Kitchen, Inc. (a)(l)	348,085	4,145,692

		$37,603,401

Special Products & Services – 1.2%
Boyd Group Income Fund, IEU	93,843	$6,957,900
Nexeo Solutions Holdings LLC (a)(z)	134,847	1,119,230

		$8,077,130

Specialty Chemicals – 4.8%
Axalta Coating Systems Ltd. (a)	233,043	$7,466,698
Ferroglobe PLC	348,054	4,159,246
Ferroglobe R&W Trust (a)	453,344	0
Nexeo Solutions, Inc., EU (a)	331,219	2,881,605
PolyOne Corp.	119,157	4,616,142
RPM International, Inc.	148,215	8,085,128
Univar, Inc. (a)	212,265	6,198,138

		$33,406,957

Specialty Stores – 1.4%
Citi Trends, Inc.	165,135	$3,504,165
Michaels Co., Inc. (a)	224,620	4,159,962
Urban Outfitters, Inc. (a)	111,585	2,068,786

		$9,732,913

Trucking – 0.8%
Swift Transportation Co. (a)	218,587	$5,792,555

Total Common Stocks (Identified Cost, $546,194,314)		$675,498,273

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $9,428,511)	9,429,122	$9,429,122

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $18,269,021)	18,269,021	$18,269,021

Total Investments (Identified Cost, $573,891,846)		$703,196,416

OTHER ASSETS, LESS LIABILITIES – (2.0)%		(13,738,264)

NET ASSETS – 100.0%		$689,458,152

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nexeo Solutions Holdings LLC	5/06/16	$1,348,470	$1,119,230
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

EU	Equity Unit

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $564,463,335)	$693,767,294
Underlying affiliated funds, at value (identified cost, $9,428,511)	9,429,122
Total investments, at value, including $17,892,013 of securities on loan (identified cost, $573,891,846)	$703,196,416
Receivables for
Investments sold	10,055,680
Fund shares sold	220,279
Interest and dividends	328,701
Other assets	1,509
Total assets	$713,802,585
Liabilities
Payables for
Investments purchased	$5,522,416
Fund shares reacquired	434,043
Collateral for securities loaned, at value	18,269,021
Payable to affiliates
Investment adviser	15,458
Shareholder servicing costs	1,690
Distribution and/or service fees	5,352
Payable for independent Trustees’ compensation	790
Accrued expenses and other liabilities	95,663
Total liabilities	$24,344,433
Net assets	$689,458,152
Net assets consist of
Paid-in capital	$507,185,627
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	129,306,225
Accumulated net realized gain (loss) on investments and foreign currency	54,546,009
Accumulated net investment loss	(1,579,709)
Net assets	$689,458,152
Shares of beneficial interest outstanding	40,106,184

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$299,680,840	16,684,361	$17.96
Service Class	389,777,312	23,421,823	16.64

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment loss
Income
Dividends	$1,880,310
Income on securities loaned	219,610
Dividends from underlying affiliated funds	51,447
Foreign taxes withheld	(28,181)
Total investment income	$2,123,186
Expenses
Management fee	$3,077,804
Distribution and/or service fees	483,080
Shareholder servicing costs	26,022
Administrative services fee	59,964
Independent Trustees’ compensation	8,095
Custodian fee	17,756
Shareholder communications	94,585
Audit and tax fees	28,849
Legal fees	3,635
Miscellaneous	14,599
Total expenses	$3,814,389
Reduction of expenses by investment adviser	(111,494)
Net expenses	$3,702,895
Net investment loss	$(1,579,709)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$46,112,369
Underlying affiliated funds	(1,116)
Foreign currency	(574)
Net realized gain (loss) on investments and foreign currency	$46,110,679
Change in unrealized appreciation (depreciation)
Investments	$26,858,639
Translation of assets and liabilities in foreign currencies	3,451
Net unrealized gain (loss) on investments and foreign currency translation	$26,862,090
Net realized and unrealized gain (loss) on investments and foreign currency	$72,972,769
Change in net assets from operations	$71,393,060

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment loss	$(1,579,709)	$(801,202)
Net realized gain (loss) on investments and foreign currency	46,110,679	15,018,300
Net unrealized gain (loss) on investments and foreign currency translation	26,862,090	42,661,132
Change in net assets from operations	$71,393,060	$56,878,230
Distributions declared to shareholders
From net realized gain on investments	$—	$(30,806,227)
Change in net assets from fund share transactions	$(55,186,779)	$(53,937,710)
Total change in net assets	$16,206,281	$(27,865,707)
Net assets
At beginning of period	673,251,871	701,117,578
At end of period (including accumulated net investment loss of $1,579,709 and $0, respectively)	$689,458,152	$673,251,871

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$16.18		$15.49		$16.32	$22.07	$15.72	$14.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.00	(c)(w)	$(0.08)	$(0.09)	$(0.08)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		1.40		(0.22)	(1.42)	6.59	3.00
Total from investment operations	$1.78		$1.40		$(0.30)	$(1.51)	$6.51	$2.95
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.71)		$(0.53)	$(4.24)	$(0.16)	$(1.52)
Net asset value, end of period (x)	$17.96		$16.18		$15.49	$16.32	$22.07	$15.72
Total return (%) (k)(r)(s)(x)	11.00	(n)	9.05	(c)	(1.89)	(7.26)	41.52	21.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.94	(c)	0.96	0.96	0.96	0.97
Expenses after expense reductions (f)	0.94	(a)	0.92	(c)	0.94	0.95	0.96	0.97
Net investment income (loss)	(0.32	)(a)	0.02	(c)	(0.48)	(0.46)	(0.44)	(0.29)
Portfolio turnover	29	(n)	63		60	96	104	122
Net assets at end of period (000 omitted)	$299,681		$292,368		$312,151	$391,474	$424,432	$395,107

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.01		$14.45		$15.30	$21.02	$15.01	$13.74
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.03	)(c)	$(0.11)	$(0.13)	$(0.12)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		1.30		(0.21)	(1.35)	6.29	2.87
Total from investment operations	$1.63		$1.27		$(0.32)	$(1.48)	$6.17	$2.79
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.71)		$(0.53)	$(4.24)	$(0.16)	$(1.52)
Net asset value, end of period (x)	$16.64		$15.01		$14.45	$15.30	$21.02	$15.01
Total return (%) (k)(r)(s)(x)	10.86	(n)	8.80	(c)	(2.15)	(7.49)	41.22	20.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.19	(c)	1.21	1.21	1.21	1.22
Expenses after expense reductions (f)	1.19	(a)	1.17	(c)	1.19	1.20	1.21	1.22
Net investment income (loss)	(0.57	)(a)	(0.23	)(c)	(0.73)	(0.72)	(0.69)	(0.53)
Portfolio turnover	29	(n)	63		60	96	104	122
Net assets at end of period (000 omitted)	$389,777		$380,884		$388,966	$469,245	$578,617	$393,224

See Notes to Financial Statements

10

MFS New Discovery Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$620,097,232	$4,000,835	$0	$624,098,067
Canada	17,326,819	—	—	17,326,819
United Kingdom	12,181,584	—	—	12,181,584
Israel	11,136,440	—	—	11,136,440
India	6,025,644	—	—	6,025,644
Hong Kong	2,857,764	—	—	2,857,764
Greece	1,871,955	—	—	1,871,955
Mutual Funds	27,698,143	—	—	27,698,143
Total Investments	$699,195,581	$4,000,835	$0	$703,196,416

For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2017, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2016.

Of the level 2 investments presented above, equity investments amounting to $4,000,835 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,171,545 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. Other reasons for changes in classifications between levels 1 and 2 relate to using the last available market price as fair value in the absence of trading volume in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $17,892,013. The fair value of the fund’s investment securities on loan and a related liability of $18,269,021 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$13,356,581
Long-term capital gains	17,449,646
Total distributions	$30,806,227

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$579,419,194
Gross appreciation	157,159,941
Gross depreciation	(33,382,719)
Net unrealized appreciation (depreciation)	$123,777,222

As of 12/31/16
Undistributed long-term capital gain	13,953,434
Other temporary differences	(1,796)
Net unrealized appreciation (depreciation)	96,927,827

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$12,970,432
Service Class	—	17,835,795
Total	$—	$30,806,227

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $26,237, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.94% of average daily net assets for the Initial Class shares and 1.19% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $85,257, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $23,451, which equated to

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

0.0069% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $2,571.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $642 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,703,359. The sales transactions resulted in net realized gains (losses) of $(1,972,153).

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $195,161,193 and $253,020,141, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	321,026	$5,514,787	1,066,459	$16,342,493
Service Class	583,055	9,279,489	2,850,524	39,420,051
	904,081	$14,794,276	3,916,983	$55,762,544
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	806,118	$12,970,432
Service Class	—	—	1,193,828	17,835,795
	—	$—	1,999,946	$30,806,227
Shares reacquired
Initial Class	(1,705,491)	$(29,429,437)	(3,952,877)	$(60,803,571)
Service Class	(2,536,352)	(40,551,618)	(5,580,054)	(79,702,910)
	(4,241,843)	$(69,981,055)	(9,532,931)	$(140,506,481)
Net change
Initial Class	(1,384,465)	$(23,914,650)	(2,080,300)	$(31,490,646)
Service Class	(1,953,297)	(31,272,129)	(1,535,702)	(22,447,064)
	(3,337,762)	$(55,186,779)	(3,616,002)	$(53,937,710)

16

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 4%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $2,364 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,656,231	108,296,229	(112,523,338)	9,429,122

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,116)	$—	$51,447	$9,429,122

17

MFS New Discovery Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	516,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

18

MFS New Discovery Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

SEMIANNUAL REPORT

June 30, 2017

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

VUF-SEM

MFS® UTILITIES SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Exelon Corp.	6.5%
NextEra Energy, Inc.	4.3%
PPL Corp.	4.0%
EDP Renovaveis S.A.	3.9%
Sempra Energy	3.6%
Enel S.p.A.	3.2%
PG&E Corp.	2.9%
Com Hem Holding AB	2.5%
American Electric Power Co., Inc.	2.4%
Enterprise Products Partners LP	2.3%

Top five industries (i)
Utilities-Electric Power	54.5%
Natural Gas-Pipeline	15.4%
Telephone Services	7.9%
Telecommunications – Wireless	6.8%
Natural Gas-Distribution	5.0%

Issuer country weightings (i)(x)
United States	68.0%
Portugal	6.0%
Canada	3.6%
Italy	3.2%
Spain	2.5%
Sweden	2.5%
United Kingdom	2.1%
France	1.7%
Brazil	1.6%
Other Countries	8.8%

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.78%	$1,000.00	$1,099.96	$4.06
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$1,098.22	$5.36
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 93.3%
Cable TV – 4.7%
Altice USA, Inc. (a)	408,470	$13,193,581
Charter Communications, Inc., “A” (a)	59,741	20,123,756
Comcast Corp., “A”	786,522	30,611,436
NOS, SGPS, S.A.	1,885,091	11,441,340

		$75,370,113

Energy – Independent – 1.8%
Enable Midstream Partners LP	279,518	$4,455,517
EQT Corp.	31,807	1,863,572
Targa Resources Corp.	261,251	11,808,545
Western Gas Equity Partners LP	251,641	10,825,596

		$28,953,230

Natural Gas – Distribution – 4.9%
China Resources Gas Group Ltd.	4,526,000	$15,449,077
Infraestructura Energetica Nova, S.A. de C.V	1,076,312	5,737,761
Sempra Energy	521,945	58,849,299

		$80,036,137

Natural Gas – Pipeline – 15.4%
Cheniere Energy, Inc. (a)	361,619	$17,614,462
Enbridge, Inc.	723,280	28,812,959
Energy Transfer Partners LP	1,712,653	34,920,995
Enterprise Products Partners LP	1,371,330	37,135,616
EQT GP Holdings LP	200,318	6,039,588
EQT Midstream Partners LP	295,898	22,082,868
Kinder Morgan, Inc.	510,979	9,790,358
Plains All American Pipeline LP	155,963	4,097,148
Plains GP Holdings LP	543,390	14,215,082
SemGroup Corp., “A”	195,865	5,288,355
Shell Midstream Partners, LP	268,961	8,149,518
Tallgrass Energy GP LP	369,859	9,405,514
TransCanada Corp.	449,129	21,410,514
Williams Cos., Inc.	531,744	16,101,208
Williams Partners LP	348,999	13,998,350

		$249,062,535

Telecommunications – Wireless – 6.2%
Advanced Info Service PLC	2,000,700	$10,454,055
American Tower Corp., REIT	271,631	35,942,214
Cellnex Telecom S.A.U.	785,113	16,194,701
KDDI Corp.	446,300	11,804,779
Millicom International Cellular S.A.	14,815	875,039
Mobile TeleSystems PJSC, ADR	1,370,078	11,481,254
SBA Communications Corp., REIT (a)	30,099	4,060,355
Vodafone Group PLC	3,076,747	8,725,913

		$99,538,310

Telephone Services – 7.6%
Bezeq – The Israel Telecommunication
Corp. Ltd.	4,195,796	$6,970,240
BT Group PLC	1,271,704	4,882,034
Com Hem Holding AB	2,856,275	39,667,190

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telephone Services – continued
France Telecom S.A.	835,278	$13,251,234
Hellenic Telecommunications Organization S.A.	1,019,632	12,274,593
PT XL Axiata Tbk (a)	32,408,600	8,292,127
Royal KPN N.V.	5,344,520	17,097,981
TDC A.S.	1,975,005	11,485,356
Telefonica Brasil S.A., ADR	227,925	3,074,708
Telesites S.A.B. de C.V. (a)	2,649,053	1,944,232
Verizon Communications, Inc.	90,956	4,062,095

		$123,001,790

Utilities – Electric Power – 51.2%
AES Corp.	2,128,265	$23,645,023
Alupar Investimento S.A., IEU	342,400	1,869,666
Ameren Corp.	254,752	13,927,292
American Electric Power Co., Inc.	560,570	38,942,798
Avangrid, Inc.	330,348	14,584,864
Calpine Corp. (a)	2,623,344	35,493,844
China Longyuan Power Group	12,486,000	9,083,693
Covanta Holding Corp. (l)	620,181	8,186,389
DTE Energy Co.	127,304	13,467,490
Duke Energy Corp.	325,924	27,243,987
Dynegy, Inc.	69,050	4,293,598
Dynegy, Inc. (a)	1,760,654	14,560,609
Edison International	248,067	19,396,359
EDP Renovaveis S.A.	7,925,842	63,032,542
Emera, Inc.	220,509	8,197,670
Enel S.p.A.	9,543,855	51,166,998
Energias de Portugal S.A.	6,786,661	22,192,208
Engie Brasil Energia S.A.	677,000	6,931,643
Exelon Corp.	2,917,726	105,242,379
Great Plains Energy, Inc.	316,245	9,259,654
Iberdrola S.A.	3,133,965	24,816,376
Innogy SE	224,451	8,835,331
NextEra Energy Partners LP	561,941	20,786,198
NextEra Energy, Inc.	498,789	69,895,303
NRG Energy, Inc.	1,609,027	27,707,445
NRG Yield, Inc., “A”	679,675	11,595,256
NRG Yield, Inc., “C”	620,037	10,912,651
NTPC Ltd.	1,241,030	3,051,815
PG&E Corp.	702,850	46,648,155
PPL Corp.	1,661,367	64,228,448
Public Service Enterprise Group, Inc.	352,919	15,179,046
RWE AG	408,097	8,131,251
SSE PLC	1,091,538	20,656,913
Terna Participacoes S.A., IEU	474,643	3,157,696

		$826,320,590

Utilities – Water – 1.5%
Companhia de Saneamento Basico do
Estado de Sao Paulo	1,104,200	$10,552,377
SUEZ Environnement	718,594	13,308,330

		$23,860,707

Total Common Stocks (Identified Cost, $1,331,044,697)		$1,506,143,412

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
PREFERRED STOCKS – 5.0%
Energy – Independent – 0.8%
Anadarko Petroleum Corp. (l)	296,987	$12,202,899

Telecommunications – Wireless – 0.6%
American Tower Corp.	79,918	$9,688,459

Telephone Services – 0.3%
Frontier Communications Corp.	167,505	$4,931,347

Utilities – Electric Power – 3.3%
Dominion Energy, Inc.	257,695	$12,967,212
Dynegy, Inc.	216,352	6,382,384
Great Plains Energy, Inc.	153,746	8,154,688
NextEra Energy, Inc.	326,102	17,612,769
NextEra Energy, Inc.	131,422	8,429,407

		$53,546,460

Total Preferred Stocks (Identified Cost, $97,077,803)		$80,369,165

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $29,916,931)	29,919,861	$29,919,861

COLLATERAL FOR SECURITIES LOANED – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $4,713,072)	4,713,072	$4,713,072

Total Investments (Identified Cost, $1,462,752,503)		$1,621,145,510

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(6,371,999)

NET ASSETS – 100.0%		$1,614,773,511

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IEU	International Equity Unit

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/17

Forward Foreign Currency Exchange Contracts at 6/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Barclays Bank PLC	453,312	8/10/17	$342,462	$349,788	$7,326
BUY	CAD	Deutsche Bank AG	347,469	8/10/17	262,173	268,116	5,943
BUY	CAD	Goldman Sachs International	441,895	8/10/17	334,318	340,978	6,660
BUY	CAD	JPMorgan Chase Bank N.A.	152,781	8/10/17	117,309	117,890	581
BUY	CAD	Morgan Stanley Capital Services, Inc.	1,071,031	8/10/17	812,228	826,436	14,208
BUY	EUR	BNP Paribas S.A.	1,171,373	8/10/17	1,315,257	1,340,351	25,094
BUY	EUR	Citibank N.A.	847	8/10/17	952	969	17
BUY	EUR	Deutsche Bank AG	433,055	8/10/17	486,071	495,526	9,455
BUY	EUR	JPMorgan Chase Bank N.A.	600,157	8/10/17	671,105	686,733	15,628
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,158,483	8/10/17	1,306,988	1,325,602	18,614
SELL	EUR	BNP Paribas S.A.	305,927	8/10/17	350,063	350,059	4
BUY	GBP	BNP Paribas S.A.	700,476	8/10/17	912,178	913,366	1,188
BUY	GBP	UBS AG	25,875	8/10/17	33,041	33,739	698

							$105,416

Liability Derivatives
SELL	CAD	BNP Paribas S.A.	127,690	8/10/17	$95,917	$98,529	$(2,612)
SELL	CAD	Deutsche Bank AG	685,111	8/10/17	518,228	528,650	(10,422)
SELL	CAD	Goldman Sachs International	2,435,390	8/10/17	1,810,570	1,879,212	(68,642)
SELL	CAD	JPMorgan Chase Bank N.A.	1,570,718	8/10/17	1,176,652	1,212,008	(35,356)
SELL	CAD	Merrill Lynch International	46,398,996	8/10/17	34,460,756	35,802,701	(1,341,945)
SELL	EUR	Barclays Bank PLC	2,837,000	7/19/17	3,124,975	3,242,602	(117,627)
SELL	EUR	BNP Paribas S.A.	7,183,864	7/19/17-8/10/17	8,042,114	8,217,203	(175,089)
SELL	EUR	Citibank N.A.	967,005	8/10/17	1,093,066	1,106,502	(13,436)
SELL	EUR	Deutsche Bank AG	3,650,000	8/10/17	4,099,684	4,176,536	(76,852)
SELL	EUR	HSBC Bank	4,282,128	8/10/17	4,842,016	4,899,852	(57,836)
SELL	EUR	JPMorgan Chase Bank N.A.	65,131,466	8/10/17	73,638,181	74,527,092	(888,911)
SELL	EUR	Morgan Stanley Capital Services, Inc.	61,757,525	7/19/17-8/10/17	69,112,409	70,597,542	(1,485,133)
SELL	GBP	Merrill Lynch International	18,387,743	8/10/17	23,739,037	23,976,169	(237,132)

							$(4,510,993)

At June 30, 2017, the fund had cash collateral of $3,300,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

6

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,432,835,572)	$1,591,225,649
Underlying affiliated funds, at value (identified cost, $29,916,931)	29,919,861
Total investments, at value, including $4,610,777 of securities on loan (identified cost, $1,462,752,503)	$1,621,145,510
Cash	660,000
Restricted cash	3,300,000
Foreign currency, at value (identified cost, $108,744)	108,534
Receivables for
Forward foreign currency exchange contracts	105,416
Investments sold	6,340,399
Fund shares sold	253,440
Interest and dividends	3,522,156
Other assets	3,520
Total assets	$1,635,438,975
Liabilities
Payables for
Forward foreign currency exchange contracts	$4,510,993
Investments purchased	8,201,812
Fund shares reacquired	2,719,451
Collateral for securities loaned, at value	4,713,072
Payable to affiliates
Investment adviser	65,680
Shareholder servicing costs	1,773
Distribution and/or service fees	14,373
Payable for independent Trustees’ compensation	1,699
Deferred country tax expense payable	190,665
Accrued expenses and other liabilities	245,946
Total liabilities	$20,665,464
Net assets	$1,614,773,511
Net assets consist of
Paid-in capital	$1,409,987,717
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $190,665 deferred country tax)	153,790,263
Accumulated net realized gain (loss) on investments and foreign currency	(40,217,143)
Undistributed net investment income	91,212,674
Net assets	$1,614,773,511
Shares of beneficial interest outstanding	55,400,083

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$568,936,663	19,291,921	$29.49
Service Class	1,045,836,848	36,108,162	28.96

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$32,069,858
Dividends from underlying affiliated funds	196,822
Interest	57,224
Foreign taxes withheld	(1,213,842)
Total investment income	$31,110,062
Expenses
Management fee	$5,828,393
Distribution and/or service fees	1,289,476
Shareholder servicing costs	39,405
Administrative services fee	133,653
Independent Trustees’ compensation	16,916
Custodian fee	101,284
Shareholder communications	129,896
Audit and tax fees	30,766
Legal fees	8,601
Miscellaneous	24,460
Total expenses	$7,602,850
Reduction of expenses by investment adviser	(61,198)
Net expenses	$7,541,652
Net investment income	$23,568,410
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$5,718,318
Underlying affiliated funds	(3,511)
Foreign currency	(5,856,316)
Net realized gain (loss) on investments and foreign currency	$(141,509)
Change in unrealized appreciation (depreciation)
Investments (net of $190,665 increase in deferred country tax)	$135,285,827
Translation of assets and liabilities in foreign currencies	(7,827,881)
Net unrealized gain (loss) on investments and foreign currency translation	$127,457,946
Net realized and unrealized gain (loss) on investments and foreign currency	$127,316,437
Change in net assets from operations	$150,884,847

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$23,568,410	$59,514,902
Net realized gain (loss) on investments and foreign currency	(141,509)	(17,525,329)
Net unrealized gain (loss) on investments and foreign currency translation	127,457,946	127,664,837
Change in net assets from operations	$150,884,847	$169,654,410
Distributions declared to shareholders
From net investment income	$—	$(59,729,803)
From net realized gain on investments	—	(36,926,325)
Total distributions declared to shareholders	$—	$(96,656,128)
Change in net assets from fund share transactions	$(91,554,216)	$(46,897,011)
Total change in net assets	$59,330,631	$26,101,271
Net assets
At beginning of period	1,555,442,880	1,529,341,609
At end of period (including undistributed net investment income of $91,212,674 and $67,644,264, respectively)	$1,614,773,511	$1,555,442,880

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$26.81		$25.56		$33.97	$31.88	$27.61	$26.08
Income (loss) from investment operations
Net investment income (d)	$0.44		$1.06	(c)	$0.81	$0.99	$0.94	$0.84
Net realized and unrealized gain (loss) on investments and foreign currency	2.24		1.91		(5.56)	3.13	4.64	2.57
Total from investment operations	$2.68		$2.97		$(4.75)	$4.12	$5.58	$3.41
Less distributions declared to shareholders
From net investment income	$—		$(1.08)		$(1.38)	$(0.74)	$(0.73)	$(1.88)
From net realized gain on investments	—		(0.64)		(2.28)	(1.29)	(0.58)	—
Total distributions declared to shareholders	$—		$(1.72)		$(3.66)	$(2.03)	$(1.31)	$(1.88)
Net asset value, end of period (x)	$29.49		$26.81		$25.56	$33.97	$31.88	$27.61
Total return (%) (k)(r)(s)(x)	10.00	(n)	11.47	(c)	(14.54)	12.77	20.60	13.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.77	(c)	0.79	0.79	0.80	0.82
Expenses after expense reductions (f)	0.78	(a)	0.77	(c)	0.78	0.78	0.80	0.82
Net investment income	3.11	(a)	3.89	(c)	2.59	2.87	3.07	3.11
Portfolio turnover	14	(n)	33		42	53	50	51
Net assets at end of period (000 omitted)	$568,937		$556,607		$561,517	$754,927	$525,386	$476,685

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$26.37		$25.15		$33.48	$31.47	$27.27	$25.73
Income (loss) from investment operations
Net investment income (d)	$0.40		$0.97	(c)	$0.72	$0.92	$0.85	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	2.19		1.90		(5.47)	3.05	4.58	2.59
Total from investment operations	$2.59		$2.87		$(4.75)	$3.97	$5.43	$3.30
Less distributions declared to shareholders
From net investment income	$—		$(1.01)		$(1.30)	$(0.67)	$(0.65)	$(1.76)
From net realized gain on investments	—		(0.64)		(2.28)	(1.29)	(0.58)	—
Total distributions declared to shareholders	$—		$(1.65)		$(3.58)	$(1.96)	$(1.23)	$(1.76)
Net asset value, end of period (x)	$28.96		$26.37		$25.15	$33.48	$31.47	$27.27
Total return (%) (k)(r)(s)(x)	9.82	(n)	11.24	(c)	(14.76)	12.47	20.30	13.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.02	(c)	1.04	1.04	1.05	1.07
Expenses after expense reductions (f)	1.03	(a)	1.02	(c)	1.03	1.03	1.05	1.07
Net investment income	2.87	(a)	3.64	(c)	2.34	2.71	2.82	2.66
Portfolio turnover	14	(n)	33		42	53	50	51
Net assets at end of period (000 omitted)	$1,045,837		$998,836		$967,824	$1,252,327	$978,732	$837,196

See Notes to Financial Statements

10

MFS Utilities Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and

12

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,059,524,997	$10,675,982	$—	$1,070,200,979
Portugal	96,666,091	—	—	96,666,091
Canada	58,421,144	—	—	58,421,144
Italy	51,166,997	—	—	51,166,997
Spain	41,011,077	—	—	41,011,077
Sweden	40,542,229	—	—	40,542,229
United Kingdom	34,264,860	—	—	34,264,860
France	26,559,563	—	—	26,559,563
Brazil	25,586,091	—	—	25,586,091
Other Countries	131,639,491	10,454,055	—	142,093,546
Mutual Funds	34,632,933	—	—	34,632,933
Total Investments	$1,600,015,473	$21,130,037	$—	$1,621,145,510

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$105,416	$—	$105,416
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,510,993)	—	(4,510,993)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $10,675,982 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $154,267,157 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$105,416	$(4,510,993)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(5,806,093)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(7,861,292)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $4,610,777. The fair value of the fund’s investment securities on loan and a related liability of $4,713,072 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$59,729,879
Long-term capital gains	36,926,249
Total distributions	$96,656,128

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$1,471,026,597
Gross appreciation	269,712,743
Gross depreciation	(119,593,830)
Net unrealized appreciation (depreciation)	$150,118,913

As of 12/31/16
Undistributed ordinary income	71,583,133
Capital loss carryforwards	(31,801,540)
Other temporary differences	(523,067)
Net unrealized appreciation (depreciation)	14,642,421

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(31,801,540)
Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$22,376,960	$—	$13,202,553
Service Class	—	37,352,843	—	23,723,772
Total	$—	$59,729,803	$—	$36,926,325

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.70%
Average daily net assets in excess of $3 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $61,198, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $36,900, which equated to 0.0046% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $2,505.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $1,439 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $336,347 and $2,028,259, respectively. The sales transactions resulted in net realized gains (losses) of $785,379.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $214,767,734 and $246,940,597, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	273,234	$7,749,720	906,725	$24,878,423
Service Class	1,360,418	37,743,772	4,514,067	119,819,942
	1,633,652	$45,493,492	5,420,792	$144,698,365

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,294,742	$35,579,513
Service Class	—	—	2,257,916	61,076,615
	—	$—	3,552,658	$96,656,128
Shares reacquired
Initial Class	(1,738,660)	$(49,212,368)	(3,412,304)	$(91,825,699)
Service Class	(3,132,230)	(87,835,340)	(7,368,351)	(196,425,805)
	(4,870,890)	$(137,047,708)	(10,780,655)	$(288,251,504)
Net change
Initial Class	(1,465,426)	$(41,462,648)	(1,210,837)	$(31,367,763)
Service Class	(1,771,812)	(50,091,568)	(596,368)	(15,529,248)
	(3,237,238)	$(91,554,216)	(1,807,205)	$(46,897,011)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $5,419 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,959,910	104,905,576	(148,945,625)	29,919,861

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,511)	$—	$196,822	$29,919,861

18

MFS Utilities Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	516,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

19

MFS Utilities Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

SEMIANNUAL REPORT

June 30, 2017

MFS® TOTAL RETURN BOND SERIES

MFS® Variable Insurance Trust

VFB-SEM

MFS® TOTAL RETURN BOND SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Bond Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Total Return Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	36.0%
U.S. Treasury Securities	21.3%
Mortgage-Backed Securities	19.6%
Commercial Mortgage-Backed Securities	8.0%
High Yield Corporates	6.9%
Collateralized Debt Obligations	4.4%
Asset-Backed Securities	3.3%
U.S. Government Agencies	2.0%
Municipal Bonds	0.9%
Emerging Markets Bonds	0.8%
Residential Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	12.4%
AA	2.3%
A	12.7%
BBB	25.2%
BB	5.9%
B	1.6%
CCC (o)	0.0%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	14.9%
Federal Agencies	21.6%
Not Rated	6.7%
Cash & Cash Equivalents	3.2%
Other	(6.5)

Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	9.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

MFS Total Return Bond Series

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

MFS Total Return Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period, January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.53%	$1,000.00	$1,029.03	$2.67
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.78%	$1,000.00	$1,027.20	$3.92
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Total Return Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 96.1%
Aerospace – 0.1%
TransDigm, Inc., 6.5%, 7/15/2024	$2,970,000	$3,066,525

Asset-Backed & Securitized – 15.7%
Allegro CLO Ltd., 2014-1A, “A2R”, FRN, 2.805%, 1/21/2027 (n)	$9,218,037	$9,221,828
Allegro CLO Ltd., 2014-1A, “BR”, FRN, 3.555%, 1/21/2027 (n)	8,514,497	8,582,493
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 1.686%, 10/25/2035	1,681,696	1,678,121
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	3,978,763	3,982,132
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 3.408%, 1/18/2025 (n)	3,228,778	3,236,170
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 3.358%, 10/17/2026 (n)	3,680,000	3,680,137
Babson Ltd., CLO, FRN, 2.256%, 4/20/2025 (n)	9,870,445	9,880,340
Ballyrock Ltd., CLO, FRN, 2.351%, 5/20/2025 (z)	3,269,000	3,272,098
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036 (i)(z)	194,400	928
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036 (i)(z)	190,864	19
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040 (z)	105,151	81,822
Bear Stearns Cos., Inc., “A2”, FRN, 1.666%, 12/25/2042	772,590	762,397
Carlyle Global Market Strategies, 2013-3A, “A1A”, FRN, 2.278%, 7/15/2025 (z)	4,591,876	4,594,944
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 2.419%, 8/01/2024 (n)	5,045,352	5,041,339
Cent CLO LP, 2014-21A, “A2AR”, FRN, 2.87%, 7/27/2026 (n)	5,974,147	5,973,656
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	7,414,166	7,432,769
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,253,857
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	7,821,982	7,857,766
Commercial Mortgage Asset Trust, FRN, 0.575%, 1/17/2032 (i)(z)	64,678	20
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	7,763,774
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	4,059,150
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	8,605,908	9,036,722
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	8,091,000	8,396,322
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	5,290,000	5,379,673
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,426,272

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	$2,888,848	$3,036,409
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	10,566,977	10,501,128
Commercial Mortgage Trust, 2017-CD4, “A4”, FRN, 3.514%, 5/10/2050	10,486,481	10,842,434
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.253%, 9/15/2039	1,000,015	998,881
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.253%, 9/15/2039	6,667,307	6,661,026
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.896%, 12/25/2035	11,181	11,142
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,761,805
Cutwater Ltd., 2014-1A, “BR”, FRN, 3.619%, 7/15/2026 (n)	3,135,000	3,122,274
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	4,567,000	4,561,209
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.408%, 7/15/2026 (n)	4,129,934	4,129,901
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043 (i)(q)(z)	38,172	184
Flatiron CLO Ltd., 2013-1A, “A1R”, FRN, 2.318%, 1/17/2026 (n)	6,322,926	6,317,074
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	4,559,000	4,600,835
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	10,726,000	10,829,804
Galaxy CLO Ltd., 2013-16A, “CR”, FRN, 3.429%, 11/16/2025 (n)	5,120,000	5,121,382
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FRN, 1.728%, 1/18/2022 (n)	14,876,000	14,931,618
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FRN, 2.708%, 4/19/2026 (n)	2,622,067	2,621,922
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,063,304
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	16,765,206	17,145,265
Hertz Fleet Lease Funding LP, 2014-1, FRN, 1.517%, 4/10/2028 (z)	781,222	781,042
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	9,314,291	9,591,099
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,320,262
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	505,331	537,986

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.756%, 7/15/2042 (n)(q)	$46,947	$12,202
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 6.104%, 6/15/2049	11,827,507	12,108,292
JPMorgan Mortgage Trust, “A1”, FRN, 2.968%, 10/25/2033	230,355	226,060
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.137%, 2/18/2030 (i)	5,717	0
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027 (n)	3,000,000	3,008,537
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 3.038%, 5/25/2036	517,337	501,722
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 3.044%, 4/25/2035	308,977	295,052
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,153,822
Morgan Stanley Capital I Trust, “AM”, FRN, 5.919%, 4/15/2049	1,460,851	1,478,601
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	14,115,000	14,571,112
Morgan Stanley Capital I, Inc., FRN, 1.273%, 11/15/2030 (i)(n)	32,862	95
Motor PLC, 2015-1A, “A1”, FRN, 1.816%, 6/25/2022 (n)	1,043,249	1,043,356
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	6,772,000	6,772,521
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	7,586,000	7,620,396
Nissan Master Owner Trust Receivables 2015, “A-2”, 1.44%, 1/15/2020	9,277,000	9,271,955
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026 (z)	1,450,000	1,451,441
Preferred Term Securities XIX Ltd., CDO, FRN, 1.595%, 12/22/2035 (z)	315,329	258,570
Race Point CLO Ltd., 2013-8A, “AR”, FRN, 2.511%, 2/20/2030 (n)	5,825,355	5,837,313
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	57,742	57,907
Shackleton CLO Ltd., 2014-6A, “CR”, FRN, 3.408%, 7/17/2026 (n)	4,768,394	4,773,262
Silver Spring CLO Ltd., 2014-1A, “C2R”, 5.484%, 10/15/2026 (z)	3,040,000	3,040,000
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 1.562%, 7/22/2019 (n)	6,106,000	6,106,343
Voya CLO Ltd., 2013-3A, “BR”, FRN, 3.308%, 1/18/2026 (n)	6,005,000	6,005,048
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	10,682,988	11,001,583
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,556,836

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
West CLO Ltd., 2014-1A, “A2”, FRN, 3.258%, 7/18/2026 (z)	$7,560,000	$7,594,534

		$384,829,295

Automotive – 0.5%
General Motors Co., 4.875%, 10/02/2023	$4,291,000	$4,598,553
General Motors Co., 5.2%, 4/01/2045	4,005,000	3,929,297
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,540,995

		$11,068,845

Biotechnology – 0.6%
Life Technologies Corp., 5%, 1/15/2021	$13,872,000	$14,861,087

Broadcasting – 0.1%
Time Warner, Inc., 3.8%, 2/15/2027	$2,405,000	$2,421,258

Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 3.2%, 3/02/2027	$9,227,000	$9,270,044
NYSE Euronext, 2%, 10/05/2017	3,115,000	3,119,610
Raymond James Financial, 3.625%, 9/15/2026	1,278,000	1,279,163
Raymond James Financial, 4.95%, 7/15/2046	8,424,000	9,141,851
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	3,959,000	4,279,152
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,814,302
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,034,000	3,030,180

		$31,934,302

Building – 1.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,741,835
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,399,665
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,581,539
Mohawk Industries, Inc., 3.85%, 2/01/2023	2,668,000	2,754,649
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,645,000	2,787,169
Standard Industries, Inc., 6%, 10/15/2025 (n)	2,645,000	2,830,150

		$25,095,007

Business Services – 0.7%
Equinix, Inc., 4.875%, 4/01/2020	$4,055,000	$4,156,375
Equinix, Inc., 5.375%, 5/15/2027	2,426,000	2,586,723
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	258,000	270,240
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,635,172
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	2,575,000	2,641,476

		$17,289,986

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$4,072,744
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,292,529
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	5,700,000	5,899,500
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,540,491
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	398,144
Videotron Ltd., 5%, 7/15/2022	8,605,000	9,099,788

		$31,303,196

Computer Software – 0.9%
Microsoft Corp., 2%, 8/08/2023	$8,215,000	$8,005,337
Microsoft Corp., 4.1%, 2/06/2037	7,039,000	7,581,862
VeriSign, Inc., 4.625%, 5/01/2023	6,600,000	6,765,000

		$22,352,199

Computer Software – Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$5,180,924
Apple, Inc., 4.25%, 2/09/2047	1,299,000	1,377,743

		$6,558,667

Conglomerates – 0.2%
Johnson Controls International PLC, 5.7%, 3/01/2041	$2,075,000	$2,454,777
Johnson Controls International PLC, 4.625%, 7/02/2044	2,272,000	2,440,298
Johnson Controls International PLC, 4.5%, 2/15/2047	1,063,000	1,129,859

		$6,024,934

Consumer Products – 1.2%
Mattel, Inc., 5.45%, 11/01/2041	$4,191,000	$4,397,817
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,765,000	7,110,651
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	19,110,000	18,947,852

		$30,456,320

Consumer Services – 0.7%
ADT Corp., 6.25%, 10/15/2021	$7,105,000	$7,735,569
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,704,456
Visa, Inc., 2.8%, 12/14/2022	5,334,000	5,430,743

		$16,870,768

Containers – 0.4%
Berry Plastics Corp., 5.125%, 7/15/2023	$2,905,000	$3,024,831
Sealed Air Corp., 5.125%, 12/01/2024 (n)	6,910,000	7,410,975

		$10,435,806

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$500,000	$538,472

Issuer	Shares/Par	Value ($)
BONDS – continued
Emerging Market Quasi-Sovereign – 0.6%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$15,191,000	$15,119,449

Energy – Integrated – 0.1%
Shell International Finance B.V., 3.75%, 9/12/2046	$2,634,000	$2,492,581

Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$6,621,000	$6,661,521

Financial Institutions – 1.0%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$1,190,000	$1,259,433
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	8,810,000	9,008,225
Navient Corp., 8%, 3/25/2020	5,448,000	6,088,140
Navient Corp., 5%, 10/26/2020	6,643,000	6,892,113

		$23,247,911

Food & Beverages – 2.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$8,068,000	$8,176,176
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	10,273,000	11,594,529
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,511,046
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	4,992,000	5,264,618
Constellation Brands, Inc., 4.25%, 5/01/2023	6,224,000	6,626,039
Constellation Brands, Inc., 4.75%, 12/01/2025	6,311,000	6,912,697
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	7,334,000	7,570,323

		$48,655,428

Food & Drug Stores – 0.3%
CVS Health Corp., 5.125%, 7/20/2045	$5,294,000	$6,069,015

Forest & Paper Products – 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$3,490,000	$3,558,743

Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,730,625

Insurance – 1.7%
American International Group, Inc., 4.5%, 7/16/2044	$2,465,000	$2,506,607
American International Group, Inc., 3.75%, 7/10/2025	12,804,000	13,041,898
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,230,727
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	2,951,718
Metropolitan Life Global Funding I, 3.45%, 12/18/2026 (n)	5,297,000	5,429,330
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	1,342,000	1,497,879

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – continued
Principal Financial Group, Inc., 3.4%, 5/15/2025	$4,724,000	$4,821,300
Unum Group, 4%, 3/15/2024	6,546,000	6,761,095

		$42,240,554

Insurance – Health – 0.1%
UnitedHealth Group, Inc., 3.35%, 7/15/2022	$1,624,000	$1,695,480

Insurance – Property & Casualty – 0.7%
Allied World Assurance, 5.5%, 11/15/2020	$2,640,000	$2,860,205
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	6,835,000	6,939,152
CNA Financial Corp., 5.875%, 8/15/2020	3,280,000	3,612,212
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,603,905
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	952,120

		$17,967,594

Local Authorities – 0.9%
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	$3,250,000	$3,953,528
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	2,200,000	2,859,032
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,310,262
State of California (Build America Bonds), 7.6%, 11/01/2040	7,175,000	11,172,910
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,334,670

		$21,630,402

Major Banks – 7.5%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$5,309,155
Bank of America Corp., 5.625%, 7/01/2020	8,555,000	9,368,632
Bank of America Corp., 5.875%, 1/05/2021	1,670,000	1,856,098
Bank of America Corp., 4.125%, 1/22/2024	6,960,000	7,344,589
Bank of America Corp., 3.875%, 8/01/2025	7,955,000	8,229,535
Bank of America Corp., 4.45%, 3/03/2026	3,614,000	3,761,249
Bank of America Corp., 4.443% to 1/20/2047, FRN to 1/20/2048	13,670,000	14,458,499
Bank of America Corp., FRN, 6.5%, 10/29/2049	4,004,000	4,452,168
Bank of America Corp., FRN, 6.1%, 12/29/2049	5,000,000	5,431,750
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028	6,436,000	6,531,124
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,134,096

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	$3,355,000	$3,389,734
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/2022 (n)	4,108,000	4,121,187
Goldman Sachs Group, Inc., 2.375%, 1/22/2018	2,091,000	2,100,276
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	12,235,759
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,290,000	5,381,559
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,470,708
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	1,025,458
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	371,811
Lloyds Bank PLC, 3.75%, 1/11/2027	7,906,000	7,937,339
Morgan Stanley, 5.5%, 7/28/2021	14,214,000	15,761,265
Morgan Stanley, 5.95%, 12/28/2017	400,000	408,162
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,926,795
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,580,132
Morgan Stanley, 3.125%, 7/27/2026	483,000	469,595
Morgan Stanley, 4.375%, 1/22/2047	9,571,000	9,984,505
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,843,547
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	5,177,000	5,342,664
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FRN to 12/29/2049	1,662,000	1,804,400
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	4,623,000	4,603,611
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	5,069,264
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	5,292,000	5,528,711
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,111,434
Wells Fargo & Co., 3.069%, 1/24/2023	8,635,000	8,755,968

		$185,100,779

Medical & Health Technology & Services – 0.9%
Catholic Health Initiatives, 2.95%, 11/01/2022	$6,666,000	$6,517,888
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	5,668,934
HCA, Inc., 5.25%, 6/15/2026	5,271,000	5,684,774
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,594,968
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	1,817,000	1,831,750

		$22,298,314

Medical Equipment – 0.7%
Abbott Laboratories, 3.4%, 11/30/2023	$3,834,000	$3,924,789
Medtronic, Inc., 4.625%, 3/15/2045	7,021,000	7,901,679
Zimmer Holdings, Inc., 2.7%, 4/01/2020	5,792,000	5,844,806

		$17,671,274

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – 2.3%
Barrick Gold Corp., 4.1%, 5/01/2023	$11,152,000	$12,065,126
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	8,679,000	9,161,726
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	4,000,000	3,720,000
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	4,000,000	3,590,000
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	4,095,000	4,201,839
Glencore Funding LLC, 4%, 4/16/2025 (n)	2,578,000	2,579,005
Glencore Funding LLC, 4%, 3/27/2027 (n)	7,000,000	6,887,279
Kinross Gold Corp., 5.95%, 3/15/2024	6,437,000	7,110,890
Steel Dynamics, Inc., 5.125%, 10/01/2021	5,864,000	6,022,211

		$55,338,076

Midstream – 2.2%
Enbridge, Inc., 4.25%, 12/01/2026	$4,350,000	$4,533,348
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077	4,584,000	4,813,200
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	8,235,852
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,525,806
Kinder Morgan Energy Partners LP, 4.3%, 5/01/2024	5,995,000	6,196,186
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	6,378,000	6,432,736
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	103,000	123,900
Kinder Morgan, Inc., 5.625%, 11/15/2023 (n)	3,000,000	3,319,347
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	8,270,000	9,003,326
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)	2,847,000	2,876,358
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,259,000	5,598,058
Spectra Energy Capital LLC, 8%, 10/01/2019	613,000	682,996

		$54,341,113

Mortgage-Backed – 19.5%
Fannie Mae, 2.71%, 11/01/2017	$347,089	$347,356
Fannie Mae, 5.5%, 11/01/2017 – 4/01/2040	13,473,837	15,053,423
Fannie Mae, 3.089%, 12/01/2017	254,041	254,337
Fannie Mae, 3.22%, 12/01/2017	471,655	471,202
Fannie Mae, 3.99%, 4/01/2018	600,000	604,458
Fannie Mae, 3.729%, 6/01/2018	2,153,778	2,175,239
Fannie Mae, 5.286%, 6/01/2018	312,159	317,898
Fannie Mae, 2.578%, 9/25/2018	3,359,802	3,373,026
Fannie Mae, 5.18%, 3/01/2019	118,360	122,788
Fannie Mae, 5.51%, 3/01/2019	177,990	185,378

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.6%, 9/01/2019	$701,913	$739,812
Fannie Mae, 1.99%, 10/01/2019	2,560,485	2,561,680
Fannie Mae, 4.45%, 10/01/2019	489,566	516,245
Fannie Mae, 1.97%, 11/01/2019	1,004,607	1,005,713
Fannie Mae, 2.03%, 11/01/2019	1,253,932	1,257,004
Fannie Mae, 4.88%, 3/01/2020	12,845	13,339
Fannie Mae, 5%, 6/01/2020 – 3/01/2042	9,973,251	10,909,213
Fannie Mae, 5.19%, 9/01/2020	152,889	161,781
Fannie Mae, 3.416%, 10/01/2020	1,357,236	1,409,535
Fannie Mae, 2.14%, 5/01/2021	924,576	922,021
Fannie Mae, 3.89%, 7/01/2021	1,139,393	1,212,387
Fannie Mae, 2.56%, 10/01/2021	811,677	817,388
Fannie Mae, 2.64%, 11/01/2021	1,210,795	1,236,356
Fannie Mae, 2.75%, 3/01/2022	1,144,112	1,173,885
Fannie Mae, 6%, 8/01/2022 – 3/01/2039	3,329,864	3,775,025
Fannie Mae, 2.525%, 10/01/2022	1,828,422	1,857,996
Fannie Mae, 2.68%, 3/01/2023	1,755,971	1,794,768
Fannie Mae, 2.41%, 5/01/2023	2,045,598	2,062,298
Fannie Mae, 2.55%, 5/01/2023	1,049,375	1,065,529
Fannie Mae, 4.5%, 5/01/2024 – 6/01/2044	40,235,918	43,504,700
Fannie Mae, 4%, 3/01/2025 – 5/01/2044	68,685,472	72,544,105
Fannie Mae, 4.5%, 5/01/2025	85,768	90,093
Fannie Mae, 3.5%, 9/01/2025 –1/01/2047	43,328,186	44,616,094
Fannie Mae, 3.95%, 1/01/2027	361,550	383,259
Fannie Mae, 3%, 4/01/2027 – 11/01/2046	30,829,166	31,112,957
Fannie Mae, 6.5%, 7/01/2032 – 1/01/2033	6,705	7,623
Fannie Mae, FRN, 2.683%, 12/25/2026	6,265,000	6,118,822
Federal Home Loan Bank, 5%, 7/01/2035	2,707,678	2,968,447
Freddie Mac, 3.154%, 2/25/2018	857,099	863,146
Freddie Mac, 5%, 7/01/2018 – 7/01/2041	3,903,556	4,294,130
Freddie Mac, 2.303%, 9/25/2018	8,971,000	9,038,251
Freddie Mac, 2.323%, 10/25/2018	1,178,242	1,187,629
Freddie Mac, 2.22%, 12/25/2018	1,200,000	1,208,192
Freddie Mac, 2.13%, 1/25/2019	6,074,094	6,111,892
Freddie Mac, 2.086%, 3/25/2019	7,200,000	7,246,307
Freddie Mac, 5.5%, 6/01/2019 – 1/01/2038	580,991	649,463
Freddie Mac, 4.186%, 8/25/2019	1,110,000	1,162,011
Freddie Mac, 1.869%, 11/25/2019	6,121,000	6,134,984
Freddie Mac, 4.251%, 1/25/2020	807,000	851,343
Freddie Mac, 3.034%, 10/25/2020	2,606,000	2,689,079
Freddie Mac, 2.856%, 1/25/2021	5,331,000	5,480,003
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,558,747
Freddie Mac, 2.716%, 6/25/2022	1,478,636	1,513,016
Freddie Mac, 2.682%, 10/25/2022	3,049,000	3,105,078
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,153,579
Freddie Mac, 3.3%, 4/25/2023 – 10/25/2026	9,057,972	9,457,247
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,378,224
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,546,061
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,395,849

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.67%, 12/25/2024	$2,784,000	$2,798,065
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,222,107
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,758,348
Freddie Mac, 4%, 7/01/2025 – 4/01/2044	6,104,642	6,430,863
Freddie Mac, 4.5%, 7/01/2025 – 5/01/2042	8,452,598	9,081,346
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,619,898
Freddie Mac, 2.673%, 3/25/2026	4,000,000	3,971,792
Freddie Mac, 3.5%, 8/01/2026 –12/01/2046	40,623,319	41,835,289
Freddie Mac, 3.224%, 3/25/2027	5,184,000	5,336,077
Freddie Mac, 6%, 8/01/2034 –7/01/2038	144,337	163,042
Freddie Mac, 3%, 10/01/2042 –10/01/2046	23,887,890	23,944,334
Freddie Mac, TBA, 4.5%, 7/13/2047	1,453,000	1,556,544
Ginnie Mae, 5.5%, 5/15/2033 –1/20/2042	2,911,818	3,248,509
Ginnie Mae, 6%, 1/20/2036 – 1/15/2039	313,523	356,143
Ginnie Mae, 4.5%, 4/15/2039 –9/20/2041	14,458,386	15,588,812
Ginnie Mae, 4%, 10/20/2040 –10/20/2042	3,789,877	4,017,163
Ginnie Mae, 3.5%, 11/15/2040 –4/15/2042	3,711,921	3,860,312

		$479,556,055

Natural Gas – Distribution – 0.3%
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	$8,200,000	$7,914,246

Network & Telecom – 0.9%
AT&T, Inc., 4.5%, 5/15/2035	$8,154,000	$8,021,840
AT&T, Inc., 5.25%, 3/01/2037	10,586,000	11,278,081
Verizon Communications, Inc., “A”, 5.012%, 4/15/2049 (n)	2,791,000	2,818,650

		$22,118,571

Oil Services – 0.3%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2023 (n)	$4,973,804	$1,666,224
Schlumberger Norge A.S., 1.25%, 8/01/2017 (n)	5,189,000	5,188,216

		$6,854,440

Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$7,350,000	$6,982,875
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	2,720,135

		$9,703,010

Other Banks & Diversified Financials – 2.4%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/2018 (n)	$5,269,000	$5,315,910
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,920,163
BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,932,069

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 4.4%, 6/10/2025	$4,533,000	$4,722,937
Compass Bank, 2.875%, 6/29/2022	8,704,000	8,670,812
Discover Bank, 7%, 4/15/2020	7,009,000	7,779,612
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	7,880,000	9,618,486
ING Groep N.V., 3.95%, 3/29/2027	2,389,000	2,484,185
Macquarie Bank Ltd., 6.125% to 3/08/2027, FRN to 12/31/2099 (n)	1,240,000	1,267,900
Santander UK PLC, 3.05%, 8/23/2018	2,885,000	2,921,146
SunTrust Banks, Inc., 3.3%, 5/15/2026	439,000	429,063
SunTrust Banks, Inc., 2.7%, 1/27/2022	6,147,000	6,159,835

		$58,222,118

Pharmaceuticals – 2.0%
Actavis Funding SCS, 3%, 3/12/2020	$4,494,000	$4,589,358
Actavis Funding SCS, 3.8%, 3/15/2025	4,505,000	4,659,742
Celgene Corp., 2.875%, 8/15/2020	10,192,000	10,422,115
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	8,798,000	9,465,847
Gilead Sciences, Inc., 4.8%, 4/01/2044	6,643,000	7,238,877
Gilead Sciences, Inc., 2.35%, 2/01/2020	817,000	824,799
Gilead Sciences, Inc., 4.75%, 3/01/2046	3,545,000	3,891,736
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	7,944,000	7,873,878

		$48,966,352

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,558,356

Real Estate – Office – 0.1%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$2,937,000	$2,998,113

Real Estate – Retail – 0.6%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$4,919,296
DDR Corp., REIT, 4.625%, 7/15/2022	2,365,000	2,476,172
DDR Corp., REIT, 3.375%, 5/15/2023	6,575,000	6,370,682

		$13,766,150

Retailers – 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$7,156,000	$6,298,718
Best Buy Co., Inc., 5.5%, 3/15/2021	7,906,000	8,604,274

		$14,902,992

Telecommunications – Wireless – 1.1%
American Tower Corp., 3.55%, 7/15/2027	$12,018,000	$11,916,844
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,439,714
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,227,330
Crown Castle International Corp., 4%, 3/01/2027	984,000	1,012,813
Crown Castle Towers LLC, 4.883%, 8/15/2040 (n)	952,000	1,015,897

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – continued
SBA Tower Trust, 2.898%, 10/15/2044 (n)	$4,229,000	$4,251,277
SFR Group S.A., 6%, 5/15/2022 (n)	2,970,000	3,107,363

		$25,971,238

Tobacco – 0.5%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$7,775,000	$8,094,840
Reynolds American, Inc., 8.125%, 6/23/2019	3,344,000	3,729,613

		$11,824,453

Transportation – Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,986,000	$9,068,569
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	1,612,000	1,659,232

		$10,727,801

U.S. Government Agencies and Equivalents – 2.0%
Small Business Administration, 4.625%, 2/01/2025	$44,345	$46,393
Small Business Administration, 5.11%, 4/01/2025	26,513	28,085
Small Business Administration, 4.43%, 5/01/2029	496,015	527,564
Small Business Administration, 3.25%, 11/01/2030	488,032	503,056
Small Business Administration, 2.85%, 9/01/2031	1,031,164	1,047,249
Small Business Administration, 2.37%, 8/01/2032	889,365	880,404
Small Business Administration, 3.21%, 9/01/2030	4,701,162	4,839,763
Small Business Administration, 2.13%, 1/01/2033	3,373,112	3,293,667
Small Business Administration, 2.21%, 2/01/2033	858,863	844,431
Small Business Administration, 2.22%, 3/01/2033	3,168,359	3,128,952
Small Business Administration, 2.08%, 4/01/2033	4,719,906	4,596,824
Small Business Administration, 2.45%, 6/01/2033	5,429,492	5,388,947
Small Business Administration, 3.15%, 7/01/2033	7,853,109	8,112,814
Small Business Administration, 3.16%, 8/01/2033	8,101,949	8,377,014
Small Business Administration, 3.62%, 9/01/2033	7,271,417	7,672,222
Small Business Administration, 4.93%, 1/01/2024	12,594	13,293
Small Business Administration, 4.34%, 3/01/2024	25,030	25,931
Small Business Administration, 4.99%, 9/01/2024	17,949	18,965

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.86%, 1/01/2025	$41,750	$43,895

		$49,389,469

U.S. Treasury Obligations – 14.8%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$2,099,651
U.S. Treasury Bonds, 4.375%, 2/15/2038	19,006,000	24,215,583
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,597,600	5,956,048
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	529,453
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,376,629
U.S. Treasury Bonds, 2.875%, 5/15/2043	44,925,200	45,360,435
U.S. Treasury Bonds, 2.5%, 2/15/2045	7,827,000	7,304,485
U.S. Treasury Notes, 0.75%, 1/31/2018	133,370,000	133,040,843
U.S. Treasury Notes, 2.875%, 3/31/2018	2,000,000	2,023,438
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	115,650,000	116,164,989
U.S. Treasury Notes, 1%, 8/31/2019	5,600,000	5,551,218
U.S. Treasury Notes, 3.375%, 11/15/2019	1,800,000	1,880,649
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,428,539
U.S. Treasury Notes, 2%, 11/15/2026	6,181,000	6,026,957
U.S. Treasury Notes, 3%, 11/15/2045	7,735,000	7,966,748

		$363,925,665

Utilities – Electric Power – 3.5%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$1,300,000	$1,296,312
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	6,436,000	7,562,570
Constellation Energy Group, Inc., 5.15%, 12/01/2020	2,487,000	2,682,401
Dominion Resources, Inc., 3.625%, 12/01/2024	6,901,000	7,070,178
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,120,063
EDP Finance B.V., 5.25%, 1/14/2021 (n)	7,774,000	8,341,751
EDP Finance B.V., 4.9%, 10/01/2019 (n)	2,531,000	2,657,677
EDP Finance BV, 3.625%, 7/15/2024 (n)	2,252,000	2,223,485
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	14,293,635
Exelon Corp., 3.497%, 6/01/2022	2,048,000	2,092,321
FirstEnergy Corp., 4.85%, 7/15/2047	8,703,000	8,829,254
Great Plains Energy, Inc., 4.85%, 4/01/2047	3,667,000	3,773,306
PPL Capital Funding, Inc., 5%, 3/15/2044	3,429,000	3,865,796
PPL Corp., 3.5%, 12/01/2022	1,050,000	1,085,021
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,541,066
Southern Co., 2.35%, 7/01/2021	7,039,000	6,987,714
Southern Co., 4.4%, 7/01/2046	2,328,000	2,370,295

		$86,792,845

Total Bonds (Identified Cost, $2,324,019,446)		$2,360,117,400

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 3.4%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $82,569,747)	82,577,997	$82,577,997

Total Investments (Identified Cost, $2,406,589,193)		$2,442,695,397

OTHER ASSETS, LESS LIABILITIES – 0.5%		12,127,408

NET ASSETS – 100.0%		$2,454,822,805

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $387,977,974 representing 15.8% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ballyrock Ltd., CLO, FRN, 2.351%, 5/20/2025	5/10/16	$3,246,014	$3,272,098
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036	2/28/06	909	928
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036	10/25/06	4,835	19
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040	3/01/06	105,151	81,822
Carlyle Global Market Strategies, 2013-3A, “A1A”, FRN, 2.278%, 7/15/2025	11/02/16	4,587,615	4,594,944
Commercial Mortgage Asset Trust, FRN, 0.575%, 1/17/2032	4/09/12	20	20
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043	4/09/12	185	184
Hertz Fleet Lease Funding LP, 2014-1, FRN, 1.517%, 4/10/2028	3/25/14	781,222	781,042
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	8,200,000	7,914,246
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026	2/17/17	1,450,000	1,451,441
Preferred Term Securities XIX Ltd., CDO, FRN, 1.595%, 12/22/2035	3/28/11	222,648	258,570
Silver Spring CLO Ltd., 2014-1A, “C2R”, 5.484%, 10/15/2026	6/21/17	3,039,972	3,040,000
West CLO Ltd., 2014-1A, “A2”, FRN, 3.258%, 7/18/2026	7/21/16	7,473,768	7,594,534
Total Restricted Securities			$28,989,848
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/17

Futures Contracts at 6/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	240	$36,885,000	September - 2017	$268,386
U.S. Treasury Note 10 yr (Short)	USD	100	13,481,250	September - 2017	37,137

					$305,523

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	600	$129,665,626	September - 2017	$(198,992)
U.S. Treasury Note 5 yr (Long)	USD	50	5,891,797	September - 2017	(12,773)

					$(211,765)

At June 30, 2017, the fund had liquid securities with an aggregate value of $1,115,944 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,324,019,446)	$2,360,117,400
Underlying affiliated funds, at value (identified cost, $82,569,747)	82,577,997
Total investments, at value (identified cost, $2,406,589,193)	$2,442,695,397
Cash	1,637
Receivables for
Investments sold	1,121,803
Fund shares sold	168,414
Interest	17,732,490
Other assets	5,284
Total assets	$2,461,725,025
Liabilities
Payables for
Daily variation margin on open futures contracts	$162,346
Investments purchased	3,039,972
TBA purchase commitments	1,554,676
Fund shares reacquired	1,858,840
Payable to affiliates
Investment adviser	68,644
Shareholder servicing costs	1,048
Distribution and/or service fees	20,120
Payable for independent Trustees’ compensation	2,248
Accrued expenses and other liabilities	194,326
Total liabilities	$6,902,220
Net assets	$2,454,822,805
Net assets consist of
Paid-in capital	$2,344,348,198
Unrealized appreciation (depreciation) on investments	36,199,962
Accumulated net realized gain (loss) on investments	(36,144,933)
Undistributed net investment income	110,419,578
Net assets	$2,454,822,805
Shares of beneficial interest outstanding	184,325,140

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$989,817,264	73,506,517	$13.47
Service Class	1,465,005,541	110,818,623	13.22

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Interest	$39,792,968
Dividends from underlying affiliated funds	357,073
Foreign taxes withheld	(4,581)
Total investment income	$40,145,460
Expenses
Management fee	$6,082,733
Distribution and/or service fees	1,820,675
Shareholder servicing costs	32,534
Administrative services fee	201,453
Independent Trustees’ compensation	21,763
Custodian fee	59,573
Shareholder communications	107,933
Audit and tax fees	37,525
Legal fees	13,363
Miscellaneous	35,098
Total expenses	$8,412,650
Reduction of expenses by investment adviser	(93,370)
Net expenses	$8,319,280
Net investment income	$31,826,180
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(8,334,697)
Underlying affiliated funds	(3,291)
Futures contracts	2,851,830
Net realized gain (loss) on investments	$(5,486,158)
Change in unrealized appreciation (depreciation)
Investments	$41,431,916
Futures contracts	(332,833)
Net unrealized gain (loss) on investments	$41,099,083
Net realized and unrealized gain (loss) on investments	$35,612,925
Change in net assets from operations	$67,439,105

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$31,826,180	$71,318,322
Net realized gain (loss) on investments	(5,486,158)	(515,549)
Net unrealized gain (loss) on investments	41,099,083	32,317,668
Change in net assets from operations	$67,439,105	$103,120,441
Distributions declared to shareholders
From net investment income	$—	$(83,143,405)
Change in net assets from fund share transactions	$(56,611,749)	$(145,738,645)
Total change in net assets	$10,827,356	$(125,761,609)
Net assets
At beginning of period	2,443,995,449	2,569,757,058
At end of period (including undistributed net investment income of $110,419,578 and $78,593,398, respectively)	$2,454,822,805	$2,443,995,449

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$13.09		$13.00		$13.50	$13.13	$13.49	$13.01
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.40	(c)	$0.38	$0.37	$0.35	$0.37
Net realized and unrealized gain (loss) on investments	0.20		0.16		(0.42)	0.40	(0.49)	0.57
Total from investment operations	$0.38		$0.56		$(0.04)	$0.77	$(0.14)	$0.94
Less distributions declared to shareholders
From net investment income	$—		$(0.47)		$(0.46)	$(0.40)	$(0.16)	$(0.37)
From net realized gain on investments	—		—		—	—	(0.06)	(0.09)
Total distributions declared to shareholders	$—		$(0.47)		$(0.46)	$(0.40)	$(0.22)	$(0.46)
Net asset value, end of period (x)	$13.47		$13.09		$13.00	$13.50	$13.13	$13.49
Total return (%) (k)(r)(s)(x)	2.90	(n)	4.23	(c)	(0.30)	5.85	(1.03)	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.53	(c)	0.54	0.53	0.54	0.56
Expenses after expense reductions (f)	0.53	(a)	0.52	(c)	0.53	0.52	0.53	0.56
Net investment income	2.76	(a)	2.98	(c)	2.83	2.74	2.65	2.76
Portfolio turnover	25	(n)	37		62	58	68	114
Net assets at end of period (000 omitted)	$989,817		$986,877		$1,030,563	$1,172,957	$1,208,132	$850,417

See Notes to Financial Statements

MFS Total Return Bond Series

Financial Highlights – continued

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.87		$12.78		$13.28	$12.92	$13.30	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.36	(c)	$0.34	$0.33	$0.31	$0.33
Net realized and unrealized gain (loss) on investments	0.19		0.16		(0.41)	0.39	(0.48)	0.57
Total from investment operations	$0.35		$0.52		$(0.07)	$0.72	$(0.17)	$0.90
Less distributions declared to shareholders
From net investment income	$—		$(0.43)		$(0.43)	$(0.36)	$(0.15)	$(0.36)
From net realized gain on investments	—		—		—	—	(0.06)	(0.09)
Total distributions declared to shareholders	$—		$(0.43)		$(0.43)	$(0.36)	$(0.21)	$(0.45)
Net asset value, end of period (x)	$13.22		$12.87		$12.78	$13.28	$12.92	$13.30
Total return (%) (k)(r)(s)(x)	2.72	(n)	4.01	(c)	(0.58)	5.62	(1.29)	7.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.78	(c)	0.79	0.78	0.79	0.81
Expenses after expense reductions (f)	0.78	(a)	0.77	(c)	0.78	0.77	0.78	0.81
Net investment income	2.51	(a)	2.73	(c)	2.58	2.48	2.39	2.48
Portfolio turnover	25	(n)	37		62	58	68	114
Net assets at end of period (000 omitted)	$1,465,006		$1,457,118		$1,539,194	$1,850,948	$1,836,589	$1,646,291

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$413,315,134	$—	$413,315,134
Non-U.S. Sovereign Debt	—	15,119,449	—	15,119,449
Municipal Bonds	—	21,630,402	—	21,630,402
U.S. Corporate Bonds	—	831,559,136	—	831,559,136
Residential Mortgage-Backed Securities	—	483,088,457	—	483,088,457
Commercial Mortgage-Backed Securities	—	196,516,830	—	196,516,830
Asset-Backed Securities (including CDOs)	—	184,780,065	—	184,780,065
Foreign Bonds	—	214,107,927	—	214,107,927
Mutual Funds	82,577,997	—	—	82,577,997
Total Investments	$82,577,997	$2,360,117,400	$—	$2,442,695,397

Other Financial Instruments
Futures Contracts – Assets	$305,523	$—	$—	$305,523
Futures Contracts – Liabilities	(211,765)	—	—	(211,765)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$305,523	$(211,765)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)
Interest Rate	$2,851,830	$—
Equity	—	(651,122)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)
Interest Rate	$(332,833)	$—
Equity	—	621,858

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$83,143,405

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$2,418,786,522
Gross appreciation	44,354,196
Gross depreciation	(20,445,321)
Net unrealized appreciation (depreciation)	$23,908,875

As of 12/31/16
Undistributed ordinary income	78,599,532
Capital loss carryforwards	(16,154,893)
Other temporary differences	(477,264)
Net unrealized appreciation (depreciation)	(18,931,873)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(6,794,103)
Long-Term	(9,360,790)
Total	$(16,154,893)

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$34,643,113
Service Class	—	48,500,292
Total	$—	$83,143,405

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period January 1, 2017 to April 27, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. Effective April 28, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.50%
Next $2.5 billion of average daily net assets	0.45%
Average daily net assets in excess of $5 billion	0.40%

For the period January 1, 2017 to April 27, 2017, the investment adviser had agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $2.5 billion to $5 billion and 0.40% of average daily net assets in excess of $5 billion. This written agreement terminated on April 27, 2017. For the period January 1, 2017 through April 27, 2017, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS also has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $93,370, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017, was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $31,205, which equated to 0.0026% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $1,329.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $2,260 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $52,618 and $70,175, respectively. The sales transactions resulted in net realized gains (losses) of $525.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$218,423,957	$140,556,825
Investments (non-U.S. Government securities)	$401,280,291	$445,683,228

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,628,697	$34,975,319	6,414,218	$85,432,592
Service Class	5,110,610	66,319,991	8,175,261	107,465,158
	7,739,307	$101,295,310	14,589,479	$192,897,750
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,516,578	$33,797,646
Service Class	—	—	3,668,706	48,500,292
	—	$ —	6,185,284	$82,297,938
Shares reacquired
Initial Class	(4,504,175)	$(59,781,471)	(12,811,239)	$(171,229,874)
Service Class	(7,522,957)	(98,125,588)	(19,020,186)	(249,704,459)
	(12,027,132)	$(157,907,059)	(31,831,425)	$(420,934,333)
Net change
Initial Class	(1,875,478)	$(24,806,152)	(3,880,443)	$(51,999,636)
Service Class	(2,412,347)	(31,805,597)	(7,176,219)	(93,739,009)
	(4,287,825)	$(56,611,749)	(11,056,662)	$(145,738,645)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 8% and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $8,641 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	132,647,161	370,817,856	(420,887,020)	82,577,997

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,291)	$—	$357,073	$82,577,997

MFS Total Return Bond Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	516,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

MFS Total Return Bond Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

SEMIANNUAL REPORT

June 30, 2017

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

VTR-SEM

MFS® TOTAL RETURN SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

     MFS Total Return Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
JPMorgan Chase & Co.	2.0%
U.S. Treasury Notes, 1.750%, 11/30/2021	2.0%
U.S. Treasury Notes, 1.625%, 6/30/2019	1.9%
Philip Morris International, Inc.	1.9%
U.S. Treasury Bonds, 2.875%, 5/15/2043	1.8%
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	1.7%
U.S. Treasury Notes, 2.750%, 2/15/2019	1.6%
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	1.5%
U.S. Treasury Notes, 3.125%, 5/15/2019	1.3%
Johnson & Johnson	1.2%

Composition including fixed income credit quality (a)(i)
AAA	2.8%
AA	0.9%
A	3.7%
BBB	6.0%
BB	0.1%
B (o)	0.0%
CCC (o)	0.0%
C	0.1%
U.S. Government	13.6%
Federal Agencies	11.2%
Not Rated (o)	0.0%
Non-Fixed Income	60.4%
Cash & Cash Equivalents	1.2%

Equity sectors
Financial Services	15.3%
Health Care	8.8%
Consumer Staples	6.2%
Industrial Goods & Services	5.0%
Technology	4.8%
Utilities & Communications	3.4%
Leisure	3.2%
Energy	2.8%
Basic Materials	2.7%
Special Products & Services	2.2%
Retailing	2.2%
Autos & Housing	2.1%
Transportation	1.7%

Fixed income sectors (i)
U.S. Treasury Securities	13.6%
Mortgage-Backed Securities	11.1%
Investment Grade Corporates	9.7%
Commercial Mortgage-Backed Securities	1.3%
Collateralized Debt Obligations	0.8%
Emerging Markets Bonds	0.7%
Non-U.S. Government Bonds	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds	0.2%
High Yield Corporates	0.1%
U.S. Government Agencies	0.1%
Residential Mortgage Backed Securities (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

MFS Total Return Series

Portfolio Composition – continued

(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

3

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.63%	$1,000.00	$1,062.99	$3.22
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$1,061.82	$4.50
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 59.6%
Aerospace – 2.8%
Honeywell International, Inc.	162,703	$21,686,677
L3 Technologies, Inc.	25,199	4,210,249
Lockheed Martin Corp.	47,172	13,095,419
Northrop Grumman Corp.	63,943	16,414,808
United Technologies Corp.	171,450	20,935,760

		$76,342,913

Airlines – 0.4%
Copa Holdings S.A., “A”	48,229	$5,642,793
Delta Air Lines, Inc.	78,050	4,194,407

		$9,837,200

Alcoholic Beverages – 0.3%
Diageo PLC	311,405	$9,200,794

Apparel Manufacturers – 0.3%
Hanesbrands, Inc.	104,465	$2,419,409
LVMH Moet Hennessy Louis Vuitton SE	12,935	3,225,100
NIKE, Inc., “B”	62,667	3,697,353

		$9,341,862

Automotive – 0.9%
Delphi Automotive PLC	109,688	$9,614,153
General Motors Co.	86,587	3,024,484
Harley-Davidson, Inc.	18,592	1,004,340
Hyundai Motor Co. Ltd.	24,880	3,468,391
Kia Motors Corp.	93,607	3,125,279
LKQ Corp. (a)	117,428	3,869,253

		$24,105,900

Biotechnology – 0.3%
Celgene Corp. (a)	36,753	$4,773,112
Gilead Sciences, Inc.	32,962	2,333,050

		$7,106,162

Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	112,918	$2,777,783
Omnicom Group, Inc.	124,670	10,335,143
Walt Disney Co.	12,112	1,286,900

		$14,399,826

Brokerage & Asset Managers – 1.3%
Apollo Global Management LLC, “A”	119,325	$3,156,146
BlackRock, Inc.	23,502	9,927,480
Blackstone Group LP	102,900	3,431,715
Charles Schwab Corp.	68,319	2,934,984
Franklin Resources, Inc.	119,286	5,342,820
NASDAQ, Inc.	84,765	6,059,850
T. Rowe Price Group, Inc.	65,479	4,859,197

		$35,712,192

Business Services – 2.2%
Accenture PLC, “A”	187,753	$23,221,291
Amdocs Ltd.	22,595	1,456,474

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Business Services – continued
Cognizant Technology Solutions Corp., “A”	34,063	$2,261,783
DXC Technology Co.	210,480	16,148,026
Equifax, Inc.	42,026	5,775,213
Fidelity National Information Services, Inc.	62,722	5,356,459
Fiserv, Inc. (a)	21,548	2,636,182
Jones Lang LaSalle, Inc.	30,366	3,795,750

		$60,651,178

Cable TV – 1.5%
Charter Communications, Inc., “A” (a)	27,783	$9,358,704
Comcast Corp., “A”	794,886	30,936,963

		$40,295,667

Chemicals – 2.2%
3M Co.	102,733	$21,387,983
Celanese Corp.	48,214	4,577,437
E.I. du Pont de Nemours & Co.	59,233	4,780,695
Monsanto Co.	56,860	6,729,950
PPG Industries, Inc.	192,072	21,120,237

		$58,596,302

Computer Software – 1.2%
CA, Inc.	41,491	$1,430,195
Check Point Software Technologies Ltd. (a)	68,460	7,467,617
Intuit, Inc.	15,736	2,089,898
Microsoft Corp.	163,361	11,260,474
Oracle Corp.	129,612	6,498,746
Sabre Corp.	152,130	3,311,870

		$32,058,800

Computer Software – Systems – 1.0%
Apple, Inc.	43,750	$6,300,875
Hewlett Packard Enterprise	434,088	7,201,520
International Business Machines Corp.	84,813	13,046,784
Seagate Technology PLC	47,701	1,848,414

		$28,397,593

Construction – 1.0%
Owens Corning	196,186	$13,128,767
Sherwin-Williams Co.	23,933	8,399,526
Stanley Black & Decker, Inc.	43,480	6,118,940

		$27,647,233

Consumer Products – 0.9%
Coty, Inc., “A”	262,858	$4,931,216
Kimberly-Clark Corp.	29,032	3,748,322
Newell Brands, Inc.	76,214	4,086,595
Procter & Gamble Co.	92,307	8,044,555
Reckitt Benckiser Group PLC	31,251	3,168,310

		$23,978,998

5

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Containers – 0.1%
Crown Holdings, Inc. (a)	45,085	$2,689,771

Electrical Equipment – 1.0%
Johnson Controls International PLC	499,336	$21,651,209
MSC Industrial Direct Co., Inc., “A”	72,628	6,243,103

		$27,894,312

Electronics – 1.2%
Broadcom Corp.	15,920	$3,710,156
Intel Corp.	117,702	3,971,265
Maxim Integrated Products, Inc.	79,864	3,585,894
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	277,295	9,694,233
Texas Instruments, Inc.	152,670	11,744,903

		$32,706,451

Energy – Independent – 1.1%
Anadarko Petroleum Corp.	76,553	$3,470,913
Canadian Natural Resources Ltd.	59,337	1,711,279
EOG Resources, Inc.	98,617	8,926,811
EQT Corp.	54,064	3,167,610
Hess Corp.	66,535	2,918,890
Noble Energy, Inc.	101,376	2,868,941
Occidental Petroleum Corp.	126,203	7,555,774

		$30,620,218

Energy – Integrated – 1.3%
BP PLC	1,328,810	$7,663,576
Chevron Corp.	92,753	9,676,920
Eni S.p.A.	285,152	4,286,031
Exxon Mobil Corp.	147,294	11,891,045
Galp Energia SGPS S.A., “B”	177,628	2,689,145

		$36,206,717

Entertainment – 0.6%
Time Warner, Inc.	134,980	$13,553,342
Twenty-First Century Fox, Inc.	105,006	2,975,870

		$16,529,212

Food & Beverages – 2.0%
Archer Daniels Midland Co.	46,713	$1,932,984
Coca-Cola European Partners PLC	68,294	2,777,517
Danone S.A.	73,362	5,514,245
General Mills, Inc.	165,433	9,164,988
J.M. Smucker Co.	18,922	2,239,040
Marine Harvest	330,610	5,658,831
Mondelez International, Inc.	74,642	3,223,788
Nestle S.A.	165,675	14,418,165
PepsiCo, Inc.	28,424	3,282,688
Tyson Foods, Inc., “A”	103,018	6,452,017

		$54,664,263

Food & Drug Stores – 0.9%
CVS Health Corp.	264,807	$21,306,371
Kroger Co.	149,285	3,481,326

		$24,787,697

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Furniture & Appliances – 0.2%
Whirlpool Corp.	21,145	$4,051,805

Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	26,414	$2,649,588

General Merchandise – 0.1%
Target Corp.	24,679	$1,290,465
Wal-Mart Stores, Inc.	34,295	2,595,446

		$3,885,911

Health Maintenance Organizations – 0.4%
Cigna Corp.	40,142	$6,719,369
Humana, Inc.	12,091	2,909,336
UnitedHealth Group, Inc.	4,640	860,349

		$10,489,054

Insurance – 3.8%
Aon PLC	121,930	$16,210,594
Chubb Ltd.	154,685	22,488,105
MetLife, Inc.	461,148	25,335,471
Prudential Financial, Inc.	166,235	17,976,653
Travelers Cos., Inc.	123,030	15,566,986
Zurich Insurance Group AG	24,647	7,173,822

		$104,751,631

Internet – 0.7%
Alphabet, Inc., “A” (a)	4,129	$3,838,649
Facebook, Inc., “A” (a)	107,054	16,163,013

		$20,001,662

Machinery & Tools – 1.2%
Allison Transmission Holdings, Inc.	64,093	$2,404,128
Cummins, Inc.	7,337	1,190,208
Deere & Co.	30,183	3,730,317
Eaton Corp. PLC	115,671	9,002,674
Illinois Tool Works, Inc.	84,734	12,138,146
Ingersoll-Rand Co. Ltd., “A”	36,760	3,359,496

		$31,824,969

Major Banks – 6.8%
Bank of America Corp.	964,536	$23,399,643
Bank of New York Mellon Corp.	305,791	15,601,457
BNP Paribas	33,737	2,429,872
Goldman Sachs Group, Inc.	91,608	20,327,815
JPMorgan Chase & Co.	597,203	54,584,354
Morgan Stanley	279,426	12,451,223
PNC Financial Services Group, Inc.	115,190	14,383,775
Royal Bank of Canada	41,256	2,995,578
State Street Corp.	130,256	11,687,871
Sumitomo Mitsui Financial Group, Inc.	88,600	3,449,472
UBS AG	271,743	4,602,259
Wells Fargo & Co.	328,543	18,204,568

		$184,117,887

Medical & Health Technology & Services – 0.5%
Express Scripts Holding Co. (a)	42,931	$2,740,715
HCA Healthcare, Inc. (a)	22,731	1,982,143

6

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – continued
McKesson Corp.	51,720	$8,510,009

		$13,232,867

Medical Equipment – 3.1%
Abbott Laboratories	438,580	$21,319,374
Danaher Corp.	197,924	16,702,806
Medtronic PLC	254,169	22,557,499
Thermo Fisher Scientific, Inc.	104,364	18,208,387
Zimmer Biomet Holdings, Inc.	40,451	5,193,908

		$83,981,974

Metals & Mining – 0.3%
Rio Tinto Ltd.	172,034	$7,264,207

Natural Gas – Distribution – 0.2%
Engie	199,563	$3,012,106
Sempra Energy	30,954	3,490,064

		$6,502,170

Natural Gas – Pipeline – 0.8%
Enterprise Products Partners LP	411,628	$11,146,886
Plains All American Pipeline LP	160,930	4,227,631
Williams Partners LP	180,562	7,242,342

		$22,616,859

Network & Telecom – 0.7%
Cisco Systems, Inc.	475,583	$14,885,748
Motorola Solutions, Inc.	30,763	2,668,383

		$17,554,131

Oil Services – 0.4%
Schlumberger Ltd.	172,291	$11,343,639

Other Banks & Diversified Financials – 2.3%
American Express Co.	63,731	$5,368,699
Citigroup, Inc.	392,480	26,249,062
Discover Financial Services	96,796	6,019,743
SunTrust Banks, Inc.	52,397	2,971,958
U.S. Bancorp	376,267	19,535,783
Visa, Inc., “A”	33,969	3,185,613

		$63,330,858

Pharmaceuticals – 4.1%
Allergan PLC	10,855	$2,638,742
Bayer AG	96,232	12,441,964
Eli Lilly & Co.	199,211	16,395,065
Johnson & Johnson	251,445	33,263,659
Merck & Co., Inc.	277,522	17,786,385
Novartis AG	15,805	1,315,298
Pfizer, Inc.	769,522	25,848,244
Roche Holding AG	4,536	1,155,169

		$110,844,526

Printing & Publishing – 0.3%
Moody’s Corp.	31,819	$3,871,736
S&P Global, Inc.	8,992	1,312,742
Transcontinental, Inc., “A”	151,282	2,998,109

		$8,182,587

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 0.9%
Canadian National Railway Co.	40,726	$3,300,842
Union Pacific Corp.	199,689	21,748,129

		$25,048,971

Real Estate – 1.1%
Annaly Mortgage Management, Inc., REIT	195,456	$2,355,245
LaSalle Hotel Properties, REIT	61,872	1,843,786
Medical Properties Trust, Inc., REIT	753,016	9,691,316
Public Storage, Inc., REIT	10,419	2,172,674
Starwood Property Trust, Inc., REIT	296,771	6,644,703
Store Capital Corp., REIT	189,040	4,243,948
Washington Prime Group, Inc., REIT	369,548	3,093,117

		$30,044,789

Restaurants – 0.2%
Aramark	99,986	$4,097,426
Starbucks Corp.	39,594	2,308,726

		$6,406,152

Specialty Chemicals – 0.2%
Axalta Coating Systems Ltd. (a)	146,216	$4,684,761

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	10,105	$1,178,142
Best Buy Co., Inc.	154,499	8,857,428
Gap, Inc.	261,540	5,751,265
Ross Stores, Inc.	94,455	5,452,887

		$21,239,722

Telephone Services – 0.5%
TDC A.S.	379,767	$2,208,480
Verizon Communications, Inc.	250,240	11,175,718

		$13,384,198

Tobacco – 2.7%
Altria Group, Inc.	276,181	$20,567,199
Japan Tobacco, Inc.	45,500	1,596,697
Philip Morris International, Inc.	435,568	51,157,462

		$73,321,358

Trucking – 0.4%
United Parcel Service, Inc., “B”	107,641	$11,904,018

Utilities – Electric Power – 1.8%
American Electric Power Co., Inc.	77,074	$5,354,331
Duke Energy Corp.	111,734	9,339,845
Exelon Corp.	348,615	12,574,543
FirstEnergy Corp.	88,117	2,569,492
PPL Corp.	269,151	10,405,378
Public Service Enterprise Group, Inc.	66,494	2,859,907
SSE PLC	112,944	2,137,419
WEC Energy Group, Inc.	45,743	2,807,705
Xcel Energy, Inc.	37,628	1,726,373

		$49,774,993

Total Common Stocks (Identified Cost, $1,127,993,709)		$1,626,206,548

7

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – 38.2%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/2018	$1,275,000	$1,412,230

Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027	$1,735,000	$1,716,113

Asset-Backed & Securitized – 2.4%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040 (z)	$2,148,869	$1,672,114
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	19,368	1,973
Cent CLO LP, 2013-17A, “A1”, FRN, 2.469%, 1/30/2025 (n)	2,310,058	2,311,238
Cent CLO LP, 2014-21A, “A1”, FRN, 2.38%, 7/27/2026 (n)	2,944,489	2,948,969
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 2.158%, 6/15/2028 (z)	3,296,353	3,310,903
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,150,673
Commercial Mortgage Trust, 2017-CD4, “A4”, FRN, 3.514%, 5/10/2050	4,708,829	4,868,665
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	1,755,590	1,753,867
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,373,543
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.258%, 7/15/2025 (n)	3,273,000	3,277,834
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.318%, 10/15/2026 (n)	4,414,000	4,422,921
Ford Credit Auto Owner Trust, 2014-1, “ A”, 2.26%, 11/15/2025 (n)	1,735,000	1,750,921
Ford Credit Auto Owner Trust, 2014-2, “ A”, 2.31%, 4/15/2026 (n)	1,465,000	1,479,178
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.338%, 1/19/2025 (n)	1,844,804	1,846,421
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	640,464	619,060
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,328,398
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	2,128,142	2,176,386
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.306%, 4/25/2025 (n)	2,971,000	2,972,364
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,025,027
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,292,018
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,503,815
Morgan Stanley Capital I, Inc., FRN, 1.273%, 11/15/2030 (i)(n)	1,517,872	4,397
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 2.958%, 4/18/2025 (z)	4,534,203	4,534,171
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,227,173	1,230,692

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	$4,315,766	$4,444,474

		$66,300,022

Automotive – 0.1%
General Motors Co., 6.75%, 4/01/2046	$1,124,000	$1,333,084
General Motors Financial Co., Inc., 3.2%, 7/06/2021	2,353,000	2,379,448

		$3,712,532

Brokerage & Asset Managers – 0.2%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$903,000	$919,978
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,646,252
Raymond James Financial, 4.95%, 7/15/2046	2,325,000	2,523,125

		$6,089,355

Business Services – 0.0%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$630,000	$646,264

Cable TV – 0.2%
Comcast Corp., 4.6%, 8/15/2045	$2,249,000	$2,452,512
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,855,000	3,919,664

		$6,372,176

Chemicals – 0.0%
Sherwin-Williams Co., 4.5%, 6/01/2047	$1,201,000	$1,258,441

Computer Software – 0.2%
Microsoft Corp., 4.25%, 2/06/2047	$4,505,000	$4,877,356

Computer Software – Systems – 0.3%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,562,721
Apple, Inc., 3.35%, 2/09/2027	2,239,000	2,289,004
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,302,638

		$7,154,363

Conglomerates – 0.1%
General Electric Capital Corp., FRN, 1.775%, 1/09/2020	$1,939,000	$1,961,715

Consumer Products – 0.2%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$2,769,000	$2,907,281
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	3,463,000	3,639,939

		$6,547,220

Consumer Services – 0.1%
Visa, Inc., 3.15%, 12/14/2025	$3,594,000	$3,648,870

Emerging Market Quasi-Sovereign – 0.2%
Petroleos Mexicanos, 3.125%, 1/23/2019	$1,277,000	$1,285,939
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	2,591,000	2,614,840
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	1,893,000	1,884,084

		$5,784,863

8

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Emerging Market Sovereign – 0.1%
United Mexican States, 4.75%, 3/08/2044	$2,089,000	$2,091,089

Energy – Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,054,000	$1,131,714
BP Capital Markets PLC, 4.742%, 3/11/2021	3,027,000	3,289,432
Chevron Corp., 1.351%, 11/15/2017	5,248,000	5,252,177
Shell International Finance B.V., 3.75%, 9/12/2046	2,854,000	2,700,769

		$12,374,092

Financial Institutions – 0.0%
GE Capital International Funding Co., 3.373%, 11/15/2025	$1,258,000	$1,300,718

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$3,600,000	$5,520,611
Danone S.A., 2.947%, 11/02/2026 (n)	3,438,000	3,322,995
Diageo Capital PLC, 2.625%, 4/29/2023	1,270,000	1,281,156
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	756,000	761,103

		$10,885,865

Food & Drug Stores – 0.2%
CVS Health Corp., 3.875%, 7/20/2025	$3,328,000	$3,460,275
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	1,318,000	1,383,076

		$4,843,351

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$5,088,000	$5,582,833
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,766,199

		$8,349,032

Insurance – Health – 0.2%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$3,987,000	$4,199,316

Insurance – Property & Casualty – 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$1,175,073
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	1,469,000	1,576,105
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,555,036

		$6,306,214

International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$4,847,380
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,322,065

		$11,169,445

Internet – 0.2%
Baidu, Inc., 3.5%, 11/28/2022	$3,950,000	$4,035,762

Issuer	Shares/Par	Value ($)
BONDS – continued
Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,534,907

Major Banks – 2.1%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,548,394
Bank of America Corp., 5.49%, 3/15/2019	2,989,000	3,145,716
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	4,096,863
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,383,921
Bank of America Corp., 4.183%, 11/25/2027	2,500,000	2,542,713
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,300,000	1,460,940
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	3,359,000	3,417,138
HSBC Holdings PLC, 6% to 5/22/2027, FRN to 11/22/2065	1,468,000	1,517,912
ING Bank N.V., 5.8%, 9/25/2023 (n)	3,438,000	3,882,159
JPMorgan Chase & Co., 6.3%, 4/23/2019	3,410,000	3,670,077
JPMorgan Chase & Co., 3.782% to 2/01/2027, FRN to 2/01/2028	3,438,000	3,515,757
Morgan Stanley, 3.875%, 4/29/2024	3,188,000	3,313,253
Morgan Stanley, 6.625%, 4/01/2018	4,287,000	4,439,231
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,258,744
Morgan Stanley, 3.625%, 1/20/2027	3,421,000	3,445,597
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	3,418,000	3,490,151
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	2,536,000	2,644,767
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,529,000	2,642,122

		$56,415,455

Medical & Health Technology & Services – 0.2%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,605,000	$1,624,652
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	673,572
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	802,000	826,515
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,511,676

		$5,636,415

Medical Equipment – 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$2,249,000	$2,477,134
Medtronic, Inc., 4.375%, 3/15/2035	2,886,000	3,152,280
Zimmer Holdings, Inc., 3.55%, 4/01/2025	3,762,000	3,799,951

		$9,429,365

Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$2,067,000	$2,120,928

Midstream – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,902,158
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	286,643

9

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Enterprise Products Operating LP, 6.5%, 1/31/2019	$2,995,000	$3,194,647
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,407,280
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	1,023,000	1,230,580
Phillips 66 Partners LP, 4.9%, 10/01/2046	2,027,000	1,995,395
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	3,392,000	3,610,689

		$15,627,392

Mortgage-Backed – 11.1%
Fannie Mae, 6%, 8/01/2017 - 7/01/2037	$7,826,734	$8,884,116
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	15,095,962	16,811,761
Fannie Mae, 3.8%, 2/01/2018	303,446	304,335
Fannie Mae, 5%, 2/01/2018 - 3/01/2041	6,461,179	7,067,016
Fannie Mae, 4.5%, 4/01/2018 - 6/01/2044	15,068,859	16,280,728
Fannie Mae, 2.578%, 9/25/2018	1,782,935	1,789,953
Fannie Mae, 4.6%, 9/01/2019	469,814	495,181
Fannie Mae, 2.59%, 5/01/2023	467,561	475,715
Fannie Mae, 2.7%, 7/01/2025	367,000	367,100
Fannie Mae, 3.43%, 6/01/2026	591,266	620,229
Fannie Mae, 3%, 4/01/2027 - 11/01/2046	12,062,160	12,225,823
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,435,331	2,762,314
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	31,462,342	33,216,959
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	43,585,579	44,896,988
Fannie Mae, FRN, 2.683%, 12/25/2026	1,585,000	1,548,018
Fannie Mae, TBA, 4%, 3/01/2047	8,382,200	8,811,460
Freddie Mac, 6%, 10/01/2017 - 6/01/2037	3,079,093	3,472,699
Freddie Mac, 5%, 12/01/2017 - 7/01/2039	3,598,380	3,917,386
Freddie Mac, 3.154%, 2/25/2018	394,174	396,955
Freddie Mac, 4.5%, 5/01/2018 - 5/01/2042	3,588,463	3,831,714
Freddie Mac, 2.412%, 8/25/2018	1,775,181	1,787,614
Freddie Mac, 5.5%, 1/01/2019 - 2/01/2037	2,374,326	2,636,857
Freddie Mac, 5.085%, 3/25/2019	4,316,000	4,512,572
Freddie Mac, 2.456%, 8/25/2019	500,000	506,391
Freddie Mac, 1.869%, 11/25/2019	1,266,000	1,268,892
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,525,060
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,084,143
Freddie Mac, 2.51%, 11/25/2022	1,272,000	1,283,974
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,219,350
Freddie Mac, 3.32%, 2/25/2023	618,000	648,866
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,585,277
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,697,372
Freddie Mac, 0.882%, 4/25/2024 (i)	6,165,318	307,961
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,354,681
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,568,886
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,784,142
Freddie Mac, 2.673%, 3/25/2026	2,597,000	2,578,686
Freddie Mac, 3.3%, 10/25/2026	957,000	991,238
Freddie Mac, 3.224%, 3/25/2027	979,000	1,007,720

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	$1,567,654	$1,769,835
Freddie Mac, 4%, 11/01/2040 - 4/01/2044	9,584,687	10,115,702
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	28,318,206	29,186,614
Freddie Mac, 3%, 3/01/2043 - 11/01/2046	19,467,861	19,535,492
Freddie Mac, TBA, 4.5%, 9/01/2046	13,693,000	14,668,797
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,089,013	3,528,260
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,922,703	2,157,230
Ginnie Mae, 4.5%, 7/20/2033 - 1/20/2041	4,747,022	5,133,584
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	631,890	695,100
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	5,124,235	5,439,276
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	7,149,220	7,437,678
Ginnie Mae, 0.658%, 2/16/2059 (i)	7,780,000	534,719

		$301,728,419

Network & Telecom – 0.4%
AT&T, Inc., 3%, 6/30/2022	$2,565,000	$2,566,326
AT&T, Inc., 3.4%, 5/15/2025	2,565,000	2,521,626
AT&T, Inc., 5.45%, 3/01/2047	2,695,000	2,901,235
Verizon Communications, Inc., 5.05%, 3/15/2034	3,101,000	3,282,920

		$11,272,107

Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$2,653,000	$2,680,700
Valero Energy Corp., 4.9%, 3/15/2045	4,866,000	5,069,355

		$7,750,055

Other Banks & Diversified Financials – 0.5%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,234,030
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,283,763
Citigroup, Inc., 2.5%, 9/26/2018	2,450,000	2,466,606
Citizens Bank N.A., 2.25%, 3/02/2020	877,000	876,179
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,106,000	3,791,246

		$13,651,824

Pharmaceuticals – 0.5%
Actavis Funding SCS, 3.8%, 3/15/2025	$1,429,000	$1,478,085
Celgene Corp., 2.875%, 8/15/2020	1,545,000	1,579,883
Gilead Sciences, Inc., 3.7%, 4/01/2024	915,000	951,222
Gilead Sciences, Inc., 3.5%, 2/01/2025	5,767,000	5,918,343
Shire Acquisitions Investments Ireland Designated Activity Co., 3.2%, 9/23/2026	4,529,000	4,428,701

		$14,356,234

Retailers – 0.0%
Home Depot, Inc., 5.95%, 4/01/2041	$989,000	$1,307,614

10

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – 0.3%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$3,560,000	$3,587,156
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	2,493,000	2,680,204
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,270,000	1,355,241

		$7,622,601

Tobacco – 0.3%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	$2,518,000	$2,560,542
Reynolds American, Inc., 5.85%, 8/15/2045	3,893,000	4,768,146

		$7,328,688

Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,696,000	$3,499,694

U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$3,980	$4,132
Small Business Administration, 4.77%, 4/01/2024	234,802	246,385
Small Business Administration, 5.18%, 5/01/2024	358,830	379,354
Small Business Administration, 5.52%, 6/01/2024	17,540	18,641
Small Business Administration, 4.99%, 9/01/2024	380,630	402,162
Small Business Administration, 4.95%, 3/01/2025	12,309	13,003
Small Business Administration, 5.11%, 8/01/2025	1,189,673	1,260,297

		$2,323,974

U.S. Treasury Obligations – 13.5%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$911,121
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	1,007,338
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,524,447
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	771,447
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,552,810
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,207,661
U.S. Treasury Bonds, 4.5%, 8/15/2039	13,795,600	17,871,772
U.S. Treasury Bonds, 2.875%, 5/15/2043	49,321,500	49,799,327
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	9,142,972
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,403,519
U.S. Treasury Notes, 1.75%, 11/30/2021	54,155,000	54,013,276
U.S. Treasury Notes, 3.75%, 11/15/2018	3,807,000	3,930,728
U.S. Treasury Notes, 2.75%, 2/15/2019	41,829,000	42,760,365
U.S. Treasury Notes, 3.125%, 5/15/2019	33,754,000	34,843,107
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,856,210
U.S. Treasury Notes, 1.625%, 6/30/2019	51,423,000	51,651,987
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	26,648,315
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	18,075,233
U.S. Treasury Notes, 2.5%, 8/15/2023	31,120,000	31,938,114

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 11/15/2026	$5,700,000	$5,557,945
U.S. Treasury Notes, 3%, 11/15/2045	3,638,000	3,746,998

		$368,214,692

Utilities – Electric Power – 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,030,163
Duke Energy Corp., 2.65%, 9/01/2026	397,000	377,044
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,581,000	1,626,784
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,426,407
MidAmerican Funding LLC, 6.927%, 3/01/2029	903,000	1,191,466
Oncor Electric Delivery Co., 7%, 9/01/2022	2,810,000	3,382,695
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	980,823
PPL Corp., 3.4%, 6/01/2023	2,940,000	3,021,444
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	3,974,181
Southern Co., 3.25%, 7/01/2026	3,913,000	3,827,935

		$23,838,942

Total Bonds (Identified Cost, $1,011,605,961)		$1,040,695,710

PREFERRED STOCKS – 0.0%
Automotive – 0.0%
Hyundai Motor Co. Ltd. (Identified Cost, $1,175,416)	11,533	$1,174,317

CONVERTIBLE PREFERRED STOCKS – 0.8%
Food & Beverages – 0.3%
Tyson Foods, Inc., 4.75%	105,400	$7,144,012

Pharmaceuticals – 0.5%
Allergan PLC, 5.5%	16,401	$14,237,380

Total Convertible Preferred Stocks (Identified Cost, $21,274,081)		$21,381,392

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $53,639,872)	53,643,839	$53,643,839

Total Investments (Identified Cost, $2,215,689,039)		$2,743,101,806

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(15,725,041)

NET ASSETS – 100.0%		$2,727,376,765

11

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $75,187,966 representing 2.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040	3/01/06	$2,148,869	$1,672,114
BlackRock Capital Finance LP, 7.75%, 9/25/2026	8/16/13	18,617	1,973
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 2.158%, 6/15/2028	6/14/16	3,296,353	3,310,903
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/15	2,500,830	2,560,542
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 2.958%, 4/18/2025	4/04/17	4,534,203	4,534,171
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,581,742	2,614,840
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	2,530,970	2,644,767
Total Restricted Securities			$17,339,310
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Notes to Financial Statements

12

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,162,049,167)	$2,689,457,967
Underlying affiliated funds, at value (identified cost, $53,639,872)	53,643,839
Total investments, at value (identified cost, $2,215,689,039)	$2,743,101,806
Cash	556,299
Foreign currency, at value (identified cost, $88,004)	87,700
Receivables for
Investments sold	2,731,201
Fund shares sold	144,926
Interest and dividends	10,069,222
Receivable from investment adviser	76,529
Other assets	5,466
Total assets	$2,756,773,149
Liabilities
Payables for
Investments purchased	$3,389,513
TBA purchase commitments	23,583,952
Fund shares reacquired	2,186,627
Payable to affiliates
Shareholder servicing costs	1,784
Distribution and/or service fees	18,782
Payable for independent Trustees’ compensation	2,171
Accrued expenses and other liabilities	213,555
Total liabilities	$29,396,384
Net assets	$2,727,376,765
Net assets consist of
Paid-in capital	$2,011,312,351
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	527,407,775
Accumulated net realized gain (loss) on investments and foreign currency	99,160,318
Undistributed net investment income	89,496,321
Net assets	$2,727,376,765
Shares of beneficial interest outstanding	111,653,058

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,359,185,531	55,153,036	$24.64
Service Class	1,368,191,234	56,500,022	24.22

See Notes to Financial Statements

13

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$21,526,829
Interest	16,548,868
Dividends from underlying affiliated funds	171,644
Foreign taxes withheld	(358,715)
Total investment income	$37,888,626
Expenses
Management fee	$8,889,176
Distribution and/or service fees	1,650,118
Shareholder servicing costs	44,241
Administrative services fee	220,943
Independent Trustees’ compensation	21,957
Custodian fee	69,694
Shareholder communications	126,002
Audit and tax fees	36,597
Legal fees	13,983
Miscellaneous	32,985
Total expenses	$11,105,696
Reduction of expenses by investment adviser	(1,084,794)
Net expenses	$10,020,902
Net investment income	$27,867,724
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$44,320,449
Underlying affiliated issuers	(8,478)
Foreign currency	(7,334)
Net realized gain (loss) on investments and foreign currency	$44,304,637
Change in unrealized appreciation (depreciation)
Investments	$90,545,051
Translation of assets and liabilities in foreign currencies	29,021
Net unrealized gain (loss) on investments and foreign currency translation	$90,574,072
Net realized and unrealized gain (loss) on investments and foreign currency	$134,878,709
Change in net assets from operations	$162,746,433

See Notes to Financial Statements

14

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$27,867,724		$57,870,022
Net realized gain (loss) on investments and foreign currency	44,304,637		77,818,859
Net unrealized gain (loss) on investments and foreign currency translation	90,574,072		87,821,008
Change in net assets from operations	$162,746,433		$223,509,889
Distributions declared to shareholders
From net investment income	$—		$(73,082,831)
From net realized gain on investments	—		(85,822,677)
Total distributions declared to shareholders	$—		$(158,905,508)
Change in net assets from fund share transactions	$(71,915,900)		$(42,925,554)
Total change in net assets	$90,830,533		$21,678,827
Net assets
At beginning of period	2,636,546,232		2,614,867,405
At end of period (including undistributed net investment income of $89,496,321 and $61,628,597, respectively)	$2,727,376,765		$2,636,546,232

See Notes to Financial Statements

15

MFS Total Return Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$23.18		$22.60		$24.31	$23.44	$20.05	$18.53
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.54	(c)	$0.62	$0.54	$0.45	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		1.51		(0.77)	1.43	3.34	1.63
Total from investment operations	$1.46		$2.05		$(0.15)	$1.97	$3.79	$2.07
Less distributions declared to shareholders
From net investment income	$—		$(0.69)		$(0.64)	$(0.46)	$(0.40)	$(0.55)
From net realized gain on investments	—		(0.78)		(0.92)	(0.64)	—	—
Total distributions declared to shareholders	$—		$(1.47)		$(1.56)	$(1.10)	$(0.40)	$(0.55)
Net asset value, end of period (x)	$24.64		$23.18		$22.60	$24.31	$23.44	$20.05
Total return (%) (k)(r)(s)(x)	6.30	(n)	9.09	(c)	(0.37)	8.50	19.05	11.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.71	(c)	0.79	0.78	0.79	0.80
Expenses after expense reductions (f)	0.63	(a)	0.62	(c)	0.65	0.67	0.73	0.77
Net investment income	2.21	(a)	2.33	(c)	2.57	2.24	2.05	2.26
Portfolio turnover	15	(n)	35		41	32	53	22
Net assets at end of period (000 omitted)	$1,359,186		$1,359,943		$1,423,284	$1,662,709	$1,826,378	$1,440,525

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$22.81		$22.26		$23.95	$23.12	$19.80	$18.31
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.47	(c)	$0.55	$0.47	$0.39	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.18		1.49		(0.74)	1.41	3.29	1.60
Total from investment operations	$1.41		$1.96		$(0.19)	$1.88	$3.68	$1.99
Less distributions declared to shareholders
From net investment income	$—		$(0.63)		$(0.58)	$(0.41)	$(0.36)	$(0.50)
From net realized gain on investments	—		(0.78)		(0.92)	(0.64)	—	—
Total distributions declared to shareholders	$—		$(1.41)		$(1.50)	$(1.05)	$(0.36)	$(0.50)
Net asset value, end of period (x)	$24.22		$22.81		$22.26	$23.95	$23.12	$19.80
Total return (%) (k)(r)(s)(x)	6.18	(n)	8.81	(c)	(0.58)	8.24	18.74	10.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.96	(c)	1.04	1.03	1.04	1.05
Expenses after expense reductions (f)	0.88	(a)	0.87	(c)	0.90	0.92	0.98	1.02
Net investment income	1.96	(a)	2.08	(c)	2.32	1.98	1.80	2.02
Portfolio turnover	15	(n)	35		41	32	53	22
Net assets at end of period (000 omitted)	$1,368,191		$1,276,603		$1,191,583	$1,370,248	$1,392,627	$872,739

See Notes to Financial Statements

16

MFS Total Return Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

18

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,648,762,257	$—	$—	$1,648,762,257
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	371,950,896	—	371,950,896
Non-U.S. Sovereign Debt	—	19,045,397	—	19,045,397
Municipal Bonds	—	5,534,907	—	5,534,907
U.S. Corporate Bonds	—	217,741,765	—	217,741,765
Residential Mortgage-Backed Securities	—	303,580,144	—	303,580,144
Commercial Mortgage-Backed Securities	—	33,921,263	—	33,921,263
Asset-Backed Securities (including CDOs)	—	30,527,034	—	30,527,034
Foreign Bonds	—	58,394,304	—	58,394,304
Mutual Funds	53,643,839	—	—	53,643,839
Total Investments	$1,702,406,096	$1,040,695,710	$—	$2,743,101,806

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $59,021,935 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on

19

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded

20

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/16
Ordinary income (including any short-term capital gains)	$73,082,831
Long-term capital gains	85,822,677
Total distributions	$158,905,508

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$2,235,880,301
Gross appreciation	533,332,592
Gross depreciation	(26,111,087)
Net unrealized appreciation (depreciation)	$507,221,505

As of 12/31/16
Undistributed ordinary income	68,326,993
Undistributed long-term capital gain	67,839,033
Other temporary differences	(34,013)
Net unrealized appreciation (depreciation)	417,185,968

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

21

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$39,895,869	$—	$44,853,063
Service Class	—	33,186,962	—	40,969,614
Total	$—	$73,082,831	$—	$85,822,677

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Next $1.5 billion of average daily net assets	0.65%
Next $2.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $5 billion	0.50%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $102,608, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.66% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.625% of average daily net assets for the Initial Class shares and 0.875% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $982,186 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $41,838, which equated to 0.0031% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $2,403.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of

22

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $2,482 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,472,787 and $146,218, respectively. The sales transactions resulted in net realized gains (losses) of $(26,722).

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$128,598,560	$108,539,283
Investments (non-U.S. Government securities)	$274,417,844	$333,712,091

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	843,290	$20,233,693	1,919,426	$44,541,690
Service Class	4,643,910	109,324,090	8,039,223	183,220,550
	5,487,200	$129,557,783	9,958,649	$227,762,240
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,681,535	$84,748,932
Service Class	—	—	3,271,133	74,156,576
	—	$—	6,952,668	$158,905,508
Shares reacquired
Initial Class	(4,348,779)	$(104,395,293)	(9,906,610)	$(228,366,952)
Service Class	(4,111,887)	(97,078,390)	(8,875,969)	(201,226,350)
	(8,460,666)	$(201,473,683)	(18,782,579)	$(429,593,302)
Net change
Initial Class	(3,505,489)	$(84,161,600)	(4,305,649)	$(99,076,330)
Service Class	532,023	12,245,700	2,434,387	56,150,776
	(2,973,466)	$(71,915,900)	(1,871,262)	$(42,925,554)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $9,081 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

23

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	51,630,973	167,805,989	(165,793,123)	53,643,839

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(8,478)	$—	$171,644	$53,643,839

24

MFS Total Return Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,311,922,492.61	518,570,973.54
John A. Caroselli	11,291,109,000.34	539,384,465.81
Maureen R. Goldfarb	11,233,211,779.66	597,281,686.49
David H. Gunning	11,179,077,201.17	651,416,264.98
Michael Hegarty	11,191,993,154.78	638,500,311.37
John P. Kavanaugh	11,242,238,261.44	588,255,204.71
Robert J. Manning	11,314,479,376.58	516,014,089.57
Clarence Otis, Jr.	11,208,873,448.85	621,620,017.30
Maryanne L. Roepke	11,263,427,105.03	567,066,361.12
Robin A. Stelmach	11,313,883,043.82	516,610,422.33
Laurie J. Thomsen	11,240,219,041.09	590,274,425.06

25

MFS Total Return Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

26

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Registrant’s Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2017

*	Print name and title of each signing officer under his or her signature.